                              August 31, 2001




                              Semi-Annual Report
                                              01







                                                    LifePath(R) Income Portfolio
                                                      LifePath(R) 2010 Portfolio
                                                      LifePath(R) 2020 Portfolio
                                                      LifePath(R) 2030 Portfolio
                                                      LifePath(R) 2040 Portfolio





                                     Advised by Barclays Global Fund Advisors
                                     Sponsored and distributed by Stephens Inc., Member NYSE/SIPC



                                           Barclays Global Investors Funds, Inc.

TABLE OF CONTENTS

To Our Shareholders.................................................        1
Market Overview.....................................................        2
Managers' Discussion & Analysis.....................................        4

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

  Financial Statements..............................................        6
  Financial Highlights..............................................       10
  Notes to the Financial Statements.................................       13

MASTER INVESTMENT PORTFOLIO
  Schedules of Investments
    LifePath Income Master Portfolio................................       15
    LifePath 2010 Master Portfolio..................................       25
    LifePath 2020 Master Portfolio..................................       37
    LifePath 2030 Master Portfolio..................................       49
    LifePath 2040 Master Portfolio..................................       61
  Financial Statements..............................................       73
  Notes to the Financial Statements.................................       76

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS

    The LifePath Portfolios' semiannual period ended August 31, 2001 was one of continued market volatility. Significant events during this period included:

    - The Nasdaq Composite Index experienced its worst first quarter performance in history, and the S&P 500 experienced its worst first quarter in 23 years.

    - The Federal Reserve Board lowered short-term interest rates five times during the period, bringing the federal funds rate to 3.50%, its lowest level in seven years.

    - In July, the jobless rate reached 4.55%, its highest level in ten years.

    - The federal government passed a 10-year, $1.35 trillion tax-cut package.

    As you read through this report and review the performance of the Portfolios in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

    The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so.

    We appreciate your confidence and look forward to helping you meet your investment goals.

BARCLAYS GLOBAL INVESTORS FAMILY OF FUNDS                           OCTOBER 2001

BARCLAYS GLOBAL INVESTORS FUNDS, INC. MARKET OVERVIEW
SIX-MONTH PERIOD ENDING AUGUST 31, 2001

U.S. EQUITY MARKETS

    U.S. equity markets struggled during the six-month period ending August 31, 2001. During the period, the earnings warnings and revisions that had begun in late 2000 became commonplace, as did layoffs. Markets reflected the poor investor sentiment: the S&P 500 Index logged its worst first quarter in 23 years. On April 4, the Nasdaq reached 1638, representing a loss of two-thirds of its value since its peak on March 10, 2000.

    In response to the signs of a faltering economy, the Federal Reserve Board (the "Fed") waged an aggressive campaign to avoid a recession. By the end of August, the Fed had lowered rates five times during the reporting period (following two cuts in January). The cuts represented a cumulative 2.00%, reducing the Federal Funds rate to 3.50%. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate that would inject capital into the economy in the third quarter.

    Despite these actions, mixed economic signs and poor earnings growth weighed on the markets. Industrial output figures reached their lowest levels in five years. GDP growth dipped to 0.2% for the second quarter, a fraction of its 5% rate a year earlier. Jobless claims reached 4.5% in July, and White House economic advisor Lawrence Lindsay warned that the rate could reach 5% by the end of summer. The Fed expressed continued concerns about the level of economic weakness, indicating more interest rate cuts could come later in the year.

    The impact of the slowdown hit technology stocks particularly hard. For example, while consumer spending grew at a mere annualized 2.1% during the second quarter, investment in equipment and software was reported at a negative 14.5% annualized rate during the same period. As cutbacks in technology spending led to increased inventories among technology companies, many posted earnings levels that were significantly lower than in previous quarters. In July, Nasdaq short interest spiked to an all-time high, reflecting the negative sentiment surrounding technology companies.

U.S. FIXED INCOME MARKETS

    Like U.S. equity markets, bond markets experienced a volatile six-month period. However, because what is good for stocks typically tends to be bad for bonds and vice versa, the bond markets' performance pattern was opposite the equities markets'. As the period opened, the weakening U.S. economy helped bond market returns. As the economy slowed, interest rates dropped, driving bond prices up. Spurred by the Fed's actions, short-term interest rates enjoyed the biggest gains.

    During the second quarter, brief signs of possible economic recovery hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The federal government's tax cut also lowered projections of future government budget surpluses. This led investors to conclude that the Treasury would not be able to buy back as many of its outstanding bonds. Although long-term bonds rallied toward the end of the reporting period, the yields on long-term paper finished the period higher than they had begun. Meanwhile, additional Fed rate cuts helped short-term yields to drift lower: during the six-month period, the yield on 3-month Treasury paper fell 1.48% to 3.36%. The combination of lower short-term rates and higher long-term rates caused the yield curve to steepen during the period. As a result, the yield spread between the 2- and 30-year issues widened from 0.89% to 1.74% -- an important sign of forthcoming changes in the economic environment.

INTERNATIONAL EQUITY MARKETS

    The slowdown in economic growth that had begun in the United States spread throughout the globe during the period. The Federal Reserve Board's ("the Fed") aggressive stance toward reducing short-term interest rates in an effort to ward off recession in the U.S. was echoed by central banks around the world. Despite these attempts to stimulate economic growth, markets languished throughout Europe and Asia.

    As with the U.S., technology and telecommunications stocks were the hardest hit. Not surprisingly, those countries whose market indices are heavily weighted in technology and telecommunications stocks were the poorest performers during the period. In Europe, economic growth stalled. By summer, many countries in Europe reported stagnant or even negative economic growth. In Japan, where the economy continued to teeter on the brink of recession, equity markets reached 16-year lows.

    By the end of the reporting period, however, the U.S. Dollar weakened against the euro and the yen, helping to boost their equity performance relative to U.S. equities. During the month of August, the euro gained 4% against the U.S. Dollar, while the yen gained 5%.

LIFEPATH-REGISTERED TRADEMARK- PORTFOLIOS
MANAGERS' DISCUSSION & ANALYSIS



                                                                  AVERAGE ANNUAL
PERFORMANCE AS OF 8/31/01                                          TOTAL RETURN
--------------------------------------------------------------------------------




                                                                          Since
                                          One Year               Inception Date
                Portfolio         (9/1/00-8/31/01)  Five Year  (3/1/94-8/31/01)
                ---------------  -----------------  ---------  ----------------
                LifePath Income              1.71%      7.46%             7.05%
                LifePath 2010              (5.31)%      9.39%             9.39%
                LifePath 2020             (13.92)%     10.16%            10.46%
                LifePath 2030             (18.79)%     10.92%            11.41%
                LifePath 2040             (24.81)%     10.99%            12.05%


Average annual total return represents the LifePath Portfolios' average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Portfolio at net asset value. A Portfolio's "net asset value" is the value of one share of a fund. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio's past performance is no guarantee of future results. The investment return and principal value of shares of the Portfolio will vary with changes in market conditions. Shares of the Portfolio may be worth more or less than their original cost when they are redeemed. Indexes are statistical composites that track specified financial markets or sectors. Unlike the Portfolios, Indexes do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Portfolios. These expenses negatively impact the performance of the Portfolios.

The Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Portfolios (the "predecessor portfolios"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.

The six-month period ending August 31, 2001 was in many ways a continuation of the same themes from the previous period. The wave of earnings disappointments, weak economic indicators and job cuts that had already begun to drag down markets again weighed on investors. Against a backdrop of a slowing economy, the Federal Reserve Board ("the Fed") continued to aggressively lower interest rates in an effort to avoid a recession. Following two rate cuts earlier in 2001, the Fed sliced rates an additional five times during the period, a total of 2.00%. By August 31, the Fed Funds rate stood at 3.50%, its lowest level in seven years. Economic signs contributed to the malaise: the jobless rate reached its highest level in nine years and GDP slowed to only 0.2%, its slowest pace in more than eight years.

The Fed's actions, combined with a tax cut that would bring relief to investors and some positive economic figures, did briefly spark some optimism in the markets during the second quarter. While the gains were not sufficient to put the markets in positive territory for the year, they did help to offset some of the losses from earlier in the period. However, when additional signs of economic weakness, job layoffs and earnings warnings emerged in July and August, the equity market's downward march continued.

In general, the bleak economic outlook that drove down stocks helped the bond market. Long-term bonds rallied early in the period, then suffered a setback in the second quarter as investors became temporarily optimistic about the stock market. As the pessimism returned, so did the strength of the bond market, and long-term bonds rose during July and August. Short-term paper did well throughout the period, benefiting directly from the Fed's interest rate campaign.

On February 28, 2001, assets in the LifePath Portfolios were allocated as follows:



                   U.S.  International   U.S.    Money
Portfolio        Equity         Equity  Bonds  Market*
---------------  ------  -------------  -----  -------
LifePath Income     15%             4%    54%      27%
LifePath 2010       31%             8%    46%      15%
LifePath 2020       50%            13%    29%       8%
LifePath 2030       61%            16%    17%       6%
LifePath 2040       73%            21%     5%       1%


* THE PERCENTAGE OF THE PORTFOLIOS' ASSETS THAT ARE INVESTED IN MONEY MARKET INSTRUMENTS IS NET OF THE PORTFOLIOS' OTHER ASSETS AND LIABILITIES.

For the 6-month period ending August 31, 2001, U.S. equities as measured by the BGI US Equity Index declined 7.37%. Fixed-income markets, on the other hand, posted positive returns: U.S. bonds as measured by the Lehman

LIFEPATH-REGISTERED TRADEMARK- PORTFOLIOS
MANAGERS' DISCUSSION & ANALYSIS (CONTINUED)

Brothers Aggregate Index returned 4.51% and U.S. money markets rose 2.34%. Following the U.S. markets' lead, most international markets endured a difficult period, as measured by the MSCI EAFE Index's decline of 11.39%.

In April, bonds appeared to be more attractive than cash for two reasons: the yields on cash had declined, and the price of long-term bonds had dropped, presenting an opportunity for higher returns on bonds. At that point, the LifePath Portfolios sold cash and bought bonds. The portfolios were rewarded in future months, as bonds gained handsomely. As of August 31, bonds appear expensive as they are trading at historically low yield levels, and equity prices reflect significantly lowered earnings expectations. The LifePath strategies, therefore, have a moderately optimistic outlook on equity valuations relative to bonds, and are positioned with an overweight of equities versus bonds.

On August 31, 2001, assets in the LifePath Portfolios were allocated as follows:



                   U.S.  International   U.S.    Money
Portfolio        Equity         Equity  Bonds  Market*
---------------  ------  -------------  -----  -------
LifePath Income     16%             5%    77%       2%
LifePath 2010       30%            11%    57%       2%
LifePath 2020       49%            16%    34%       1%
LifePath 2030       61%            20%    18%       1%
LifePath 2040       75%            21%     3%       1%


* THE PERCENTAGE OF THE PORTFOLIOS' ASSETS THAT ARE INVESTED IN MONEY MARKET INSTRUMENTS IS NET OF THE FUNDS' OTHER ASSETS AND LIABILITIES.

The LifePath Portfolios do not have their own investment advisor. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Portfolios" are to the feeder funds or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2001 (UNAUDITED)

                                   LIFEPATH        LIFEPATH        LIFEPATH        LIFEPATH        LIFEPATH
                                     INCOME            2010            2020            2030            2040
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master
    Portfolio, at market
    value (Note 1)            $  33,952,033   $ 107,042,422   $ 327,580,665   $ 108,775,896   $  86,225,894
                              -------------   -------------   -------------   -------------   -------------
Total Assets                     33,952,033     107,042,422     327,580,665     108,775,896      86,225,894
                              -------------   -------------   -------------   -------------   -------------
LIABILITIES
Payables:
  Administration fees
    (Note 2)                          9,333          36,846         131,441          41,555          24,740
                              -------------   -------------   -------------   -------------   -------------
Total Liabilities                     9,333          36,846         131,441          41,555          24,740
                              -------------   -------------   -------------   -------------   -------------
NET ASSETS                    $  33,942,700   $ 107,005,576   $ 327,449,224   $ 108,734,341   $  86,201,154
                              =============   =============   =============   =============   =============
NET ASSETS CONSIST OF:
  Paid-in capital             $  33,048,580   $ 101,037,427   $ 330,119,618   $  99,847,476   $  75,281,278
  Undistributed net
    investment income               204,291         536,720       1,033,160         297,887          90,134
  Undistributed net
    realized gain on
    investments                   1,287,107       9,813,464      52,866,944      19,256,250      63,136,146
  Net unrealized
    depreciation of
    investments                    (597,278)     (4,382,035)    (56,570,498)    (10,667,272)    (52,306,404)
                              -------------   -------------   -------------   -------------   -------------
NET ASSETS                    $  33,942,700   $ 107,005,576   $ 327,449,224   $ 108,734,341   $  86,201,154
                              =============   =============   =============   =============   =============
Shares outstanding                3,179,434       8,854,312      23,769,465       7,415,568       5,652,523
                              =============   =============   =============   =============   =============
Net asset value and
  offering price per
  share                       $       10.68   $       12.09   $       13.78   $       14.66   $       15.25
                              =============   =============   =============   =============   =============

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)

                             LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH     LIFEPATH
                               INCOME          2010          2020          2030         2040
                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  CORRESPONDING MASTER
  PORTFOLIO
  Dividends                 $   59,360   $    371,435   $  1,685,784  $    679,680  $    690,425
  Interest                     690,839      1,648,797      3,032,285       563,410        83,004
  Expenses                     (84,775)      (264,289)      (827,497)     (263,829)     (246,607)
                            ----------   ------------   ------------  ------------  ------------
Net investment income
  allocated from
  corresponding Master
  Portfolio                    665,424      1,755,943      3,890,572       979,261       526,822
                            ----------   ------------   ------------  ------------  ------------
FUND EXPENSES (NOTE 2)
  Administration fees           73,712        232,314        733,663       233,359       207,824
                            ----------   ------------   ------------  ------------  ------------
Total fund expenses             73,712        232,314        733,663       233,359       207,824
                            ----------   ------------   ------------  ------------  ------------
Net investment income          591,712      1,523,629      3,156,909       745,902       318,998
                            ----------   ------------   ------------  ------------  ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS ALLOCATED
  FROM CORRESPONDING
  MASTER PORTFOLIO
  Net realized gain          1,305,008      9,385,907     53,351,755    18,445,175    62,089,659
  Net change in
    unrealized
    appreciation
    (depreciation)          (1,594,177)   (11,789,975)   (68,311,062)  (25,551,697)  (70,897,285)
                            ----------   ------------   ------------   -----------  ------------
Net loss on investments       (289,169)    (2,404,068)   (14,959,307)   (7,106,522)   (8,807,626)
                            ----------   ------------   ------------   -----------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS           $  302,543   $   (880,439)  $(11,802,398) $ (6,360,620) $ (8,488,628)
                            ==========   ============   ============  ============  ============

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                    LIFEPATH INCOME PORTFOLIO             LIFEPATH 2010 PORTFOLIO
                           ----------------------------------  ----------------------------------
                               FOR THE SIX                         FOR THE SIX
                              MONTHS ENDED            FOR THE     MONTHS ENDED            FOR THE
                           AUGUST 31, 2001         YEAR ENDED  AUGUST 31, 2001         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 28, 2001      (UNAUDITED)  FEBRUARY 28, 2001

-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS:
  Net investment income    $       591,712  $       1,260,700  $     1,523,629  $       2,879,157
  Net realized gain              1,305,008          1,598,995        9,385,907          4,724,771
  Net change in
    unrealized
    appreciation
    (depreciation)              (1,594,177)        (1,050,307)     (11,789,975)        (6,008,577)
                           ---------------  -----------------  ---------------  -----------------
Net increase (decrease)
  in net assets resulting
  from operations                  302,543          1,809,388         (880,439)         1,595,351
                           ---------------  -----------------  ---------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income                        (587,834)        (1,241,206)      (1,436,812)        (2,830,893)
  From net realized gain
    on sale of
    investments                         --         (1,968,848)              --         (6,232,440)
                           ---------------  -----------------  ---------------  -----------------
Total distributions to
  shareholders                    (587,834)        (3,210,054)      (1,436,812)        (9,063,333)
                           ---------------  -----------------  ---------------  -----------------
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold                         9,203,583         19,332,593       40,360,132         37,116,361
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions                  585,488          3,188,819        1,423,416          8,943,538
  Cost of shares redeemed       (8,324,478)       (17,129,776)     (22,448,473)       (37,318,821)
                           ---------------  -----------------  ---------------  -----------------
Net increase in net
  assets resulting from
  capital share
  transactions                   1,464,593          5,391,636       19,335,075          8,741,078
                           ---------------  -----------------  ---------------  -----------------
Increase in net assets           1,179,302          3,990,970       17,017,824          1,273,096

NET ASSETS:
Beginning of period             32,763,398         28,772,428       89,987,752         88,714,656
                           ---------------  -----------------  ---------------  -----------------
End of period              $    33,942,700  $      32,763,398  $   107,005,576  $      89,987,752
                           ===============  =================  ===============  =================
Undistributed net
  investment income
  included in net assets
  at end of period         $       204,291  $         200,413  $       536,720  $         449,903
                           ===============  =================  ===============  =================

SHARES ISSUED AND
  REDEEMED:
  Shares sold                      859,752          1,726,003        3,338,638          2,789,286
  Shares issued in
    reinvestment of
    dividends and
    distributions                   55,130            292,544          116,668            687,655
  Shares redeemed                 (778,117)        (1,548,642)      (1,821,874)        (2,833,065)
                           ---------------  -----------------  ---------------  -----------------
Net decrease in shares
  outstanding                      136,765            469,905        1,633,432            643,876
                           ===============  =================  ===============  =================

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                      LIFEPATH 2020 PORTFOLIO             LIFEPATH 2030 PORTFOLIO
                           ----------------------------------  ----------------------------------
                               FOR THE SIX                         FOR THE SIX
                              MONTHS ENDED            FOR THE     MONTHS ENDED            FOR THE
                           AUGUST 31, 2001         YEAR ENDED  AUGUST 31, 2001         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 28, 2001      (UNAUDITED)  FEBRUARY 28, 2001

-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS:
  Net investment income    $     3,156,909  $       3,740,220  $       745,902  $       1,186,978
  Net realized gain             53,351,755          6,419,207       18,445,175          3,872,141
  Net change in
    unrealized
    appreciation
    (depreciation)             (68,311,062)       (19,301,313)     (25,551,697)       (10,576,268)
                           ---------------  -----------------  ---------------  -----------------
Net decrease in net
  assets resulting from
  operations                   (11,802,398)        (9,141,886)      (6,360,620)        (5,517,149)
                           ---------------  -----------------  ---------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income                      (2,743,662)        (3,512,514)        (619,099)        (1,167,080)
  From net realized gain
    on sale of
    investments                         --         (9,804,236)              --         (4,388,703)
                           ---------------  -----------------  ---------------  -----------------
Total distributions to
  shareholders                  (2,743,662)       (13,316,750)        (619,099)        (5,555,783)
                           ---------------  -----------------  ---------------  -----------------
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold                       202,698,573        112,177,884       56,116,095         37,256,030
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions                2,737,007         13,255,564          614,759          5,507,941
  Cost of shares redeemed      (46,247,247)       (63,219,749)     (20,682,158)       (36,041,958)
                           ---------------  -----------------  ---------------  -----------------
Net increase in net
  assets resulting from
  capital share
  transactions                 159,188,333         62,213,699       36,048,696          6,722,013
                           ---------------  -----------------  ---------------  -----------------
Increase (decrease) in
  net assets                   144,642,273         39,755,063       29,068,977         (4,350,919)

NET ASSETS:
Beginning of period            182,806,951        143,051,888       79,665,364         84,016,283
                           ---------------  -----------------  ---------------  -----------------
End of period              $   327,449,224  $     182,806,951  $   108,734,341  $      79,665,364
                           ===============  =================  ===============  =================
Undistributed net
  investment income
  included in net assets
  at end of period         $     1,033,160  $         619,913  $       297,887  $         171,084
                           ===============  =================  ===============  =================

SHARES ISSUED AND
  REDEEMED:
  Shares sold                   14,256,131          6,817,728        3,672,629          2,090,743
  Shares issued in
    reinvestment of
    dividends and
    distributions                  193,462            847,517           40,419            316,698
  Shares redeemed               (3,240,953)        (3,947,464)      (1,349,283)        (2,063,853)
                           ---------------  -----------------  ---------------  -----------------
Net decrease in shares
  outstanding                   11,208,640          3,717,781        2,363,765            343,588
                           ===============  =================  ===============  =================

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                      LIFEPATH 2040 PORTFOLIO
                           ----------------------------------
                               FOR THE SIX
                              MONTHS ENDED            FOR THE
                           AUGUST 31, 2001         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 28, 2001

-------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS:
  Net investment income    $       318,998  $         616,158
  Net realized gain             62,089,659          9,116,690
  Net change in
    unrealized
    appreciation
    (depreciation)             (70,897,285)       (22,414,260)
                           ---------------  -----------------
Net decrease in net
  assets resulting from
  operations                    (8,488,628)       (12,681,412)
                           ---------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income                        (311,632)          (570,768)
  From net realized gain
    on sale of
    investments                         --        (10,402,656)
                           ---------------  -----------------
Total distributions to
  shareholders                    (311,632)       (10,973,424)
                           ---------------  -----------------
CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold                        18,964,118         49,119,954
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions                  309,515         10,894,420
  Cost of shares redeemed      (22,134,782)       (61,180,371)
                           ---------------  -----------------
Net decrease in net
  assets resulting from
  capital share
  transactions                  (2,861,149)        (1,165,997)
                           ---------------  -----------------
Decrease in net assets         (11,661,409)       (24,820,833)

NET ASSETS:
Beginning of period             97,862,563        122,683,396
                           ---------------  -----------------
End of period              $    86,201,154  $      97,862,563
                           ===============  =================
Undistributed net
  investment income
  included in net assets
  at end of period         $        90,134  $          82,768
                           ===============  =================

SHARES ISSUED AND
  REDEEMED:
  Shares sold                    1,157,854          2,384,022
  Shares issued in
    reinvestment of
    dividends and
    distributions                   19,357            592,999
  Shares redeemed               (1,370,427)        (3,074,996)
                           ---------------  -----------------
Net decrease in shares
  outstanding                     (193,216)           (97,975)
                           ===============  =================
-------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                 LIFEPATH INCOME PORTFOLIO
                           -----------------------------------------------------------------------------------------------
                                                                                                               PERIOD FROM
                                     SIX                                                                     MAR. 26, 1996
                            MONTHS ENDED                                                                     (COMMENCEMENT
                           AUG. 31, 2001        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED  OF OPERATIONS) TO
                             (UNAUDITED)     FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998      FEB. 28, 1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $      10.77      $       11.18  $       11.53  $       11.56  $       10.97  $           10.55
                           ------------      -------------  -------------  -------------  -------------  -----------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.19(4)            0.44           0.43           0.42           0.46               0.39
  Net realized and
    unrealized gain
    (loss) on investments         (0.09)(4)           0.23           0.12           0.34           0.85               0.35
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.10               0.67           0.55           0.76           1.31               0.74
                           ------------      -------------  -------------  -------------  -------------  -----------------
LESS DISTRIBUTIONS:
  From net investment
    income                        (0.19)             (0.44)         (0.43)         (0.42)         (0.46)             (0.32)
  From net realized gain             --              (0.64)         (0.47)         (0.37)         (0.26)                --
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL DISTRIBUTIONS               (0.19)             (1.08)         (0.90)         (0.79)         (0.72)             (0.32)
                           ------------      -------------  -------------  -------------  -------------  -----------------
NET ASSET VALUE, END OF
  PERIOD                   $      10.68      $       10.77  $       11.18  $       11.53  $       11.56  $           10.97
                           ============      =============  =============  =============  =============  =================
TOTAL RETURN                       0.92%(1)           6.16%          4.82%          6.70%         12.32%              7.00%(1)
                           ============      =============  =============  =============  =============  =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $     33,943      $      32,763  $      28,772  $      51,281  $      48,731  $          46,578
  Ratio of expenses to
    average net assets(2)          0.93%              0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of investment
    income to average net
    assets(2)                      3.48%(4)           4.00%          3.63%          3.55%          4.06%              4.21%
  Portfolio turnover
    rate(3)                          73%(5)             58%            55%            66%            39%               108%
--------------------------------------------------------------------------------------------------------------------------

                                                                                                   LIFEPATH 2010 PORTFOLIO
                           -----------------------------------------------------------------------------------------------
                                                                                                               PERIOD FROM
                                     SIX                                                                     MAR. 26, 1996
                            MONTHS ENDED                                                                     (COMMENCEMENT
                           AUG. 31, 2001        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED  OF OPERATIONS) TO
                             (UNAUDITED)     FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998      FEB. 28, 1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $      12.46      $       13.49  $       14.29  $       13.90  $       12.46  $           11.44
                           ------------      -------------  -------------  -------------  -------------  -----------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.18(4)            0.41           0.42           0.38           0.40               0.33
  Net realized and
    unrealized gain
    (loss) on investments         (0.37)(4)          (0.16)          0.71           1.01           1.87               0.96
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL FROM INVESTMENT
  OPERATIONS                      (0.19)              0.25           1.13           1.39           2.27               1.29
                           ------------      -------------  -------------  -------------  -------------  -----------------
LESS DISTRIBUTIONS:
  From net investment
    income                        (0.18)             (0.41)         (0.42)         (0.38)         (0.40)             (0.27)
  From net realized gain             --              (0.87)         (1.51)         (0.62)         (0.43)                --
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL DISTRIBUTIONS               (0.18)             (1.28)         (1.93)         (1.00)         (0.83)             (0.27)
                           ------------      -------------  -------------  -------------  -------------  -----------------
NET ASSET VALUE, END OF
  PERIOD                   $      12.09      $       12.46  $       13.49  $       14.29  $       13.90  $           12.46
                           ============      =============  =============  =============  =============  =================
TOTAL RETURN                      (1.53)%(1)          1.73%          7.92%         10.19%         18.73%             11.98%(1)
                           ============      =============  =============  =============  =============  =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $    107,006      $      89,988  $      88,715  $     132,798  $     112,436  $          87,204
  Ratio of expenses to
    average net assets(2)          0.93%              0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment
    income to average net
    assets(2)                      2.85%(4)           3.09%          2.80%          2.73%          3.09%              3.26%
  Portfolio turnover
    rate(3)                          51%(5)             54%            49%            38%            46%                73%
--------------------------------------------------------------------------------------------------------------------------

(1)  NOT ANNUALIZED.
(2) ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR. THESE RATIOS INCLUDE EXPENSES CHARGED TO THE CORRESPONDING MASTER PORTFOLIO.
(3) REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH PORTFOLIO'S CORRESPONDING MASTER PORTFOLIO.
(4) EFFECTIVE MARCH 1, 2001, THE PORTFOLIO ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIOS AND PER SHARE DATA FOR THE SIX MONTHS ENDED AUGUST 31, 2001. RATIOS AND PER SHARE DATA FOR THE PERIODS PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
(5) PORTFOLIO TURNOVER RATES EXCLUDING IN-KIND TRANSACTIONS WERE 73% FOR THE LIFEPATH INCOME PORTFOLIO AND 49% FOR THE LIFEPATH 2010 PORTFOLIO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   LIFEPATH 2020 PORTFOLIO
                           -----------------------------------------------------------------------------------------------
                                                                                                               PERIOD FROM
                                     SIX                                                                     MAR. 26, 1996
                            MONTHS ENDED                                                                     (COMMENCEMENT
                           AUG. 31, 2001        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED  OF OPERATIONS) TO
                             (UNAUDITED)     FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998      FEB. 28, 1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $      14.55      $       16.18  $       16.38  $       15.73  $       13.40  $           11.97
                           ------------      -------------  -------------  -------------  -------------  -----------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.11(4)            0.31          0.32           0.31           0.33               0.29
  Net realized and
    unrealized gain
    (loss) on investments         (0.76)(4)          (0.83)          1.47          1.58          2.84               1.40
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL FROM INVESTMENT
  OPERATIONS                      (0.65)             (0.52)          1.79           1.89           3.17               1.69
                           ------------      -------------  -------------  -------------  -------------  -----------------
LESS DISTRIBUTIONS:
  From net investment
    income                        (0.12)             (0.31)         (0.32)         (0.31)         (0.33)             (0.24)
  From net realized gain             --              (0.80)         (1.67)         (0.93)         (0.51)             (0.02)
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL DISTRIBUTIONS               (0.12)             (1.11)         (1.99)         (1.24)         (0.84)             (0.26)
                           ------------      -------------  -------------  -------------  -------------  -----------------
NET ASSET VALUE, END OF
  PERIOD                   $      13.78      $       14.55  $       16.18  $       16.38  $       15.73  $           13.40
                           ============      =============  =============  =============  =============  =================
TOTAL RETURN                      (4.47)%(1)         (3.54)%        10.84%         12.42%         24.25%             15.06%(1)
                           ============      =============  =============  =============  =============  =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $    327,449      $     182,807  $     143,052  $     166,130  $     148,197  $         105,414
  Ratio of expenses to
    average net assets(2)          0.92%             0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment
    income to average net
    assets(2)                      1.86%(4)          1.99%          1.87%          1.91%          2.28%              2.57%
  Portfolio turnover
    rate(3)                          62%(5)            39%            43%            36%            41%                61%
--------------------------------------------------------------------------------------------------------------------------

                                                                                                   LIFEPATH 2030 PORTFOLIO
                           -----------------------------------------------------------------------------------------------
                                                                                                               PERIOD FROM
                                     SIX                                                                     MAR. 26, 1996
                            MONTHS ENDED                                                                     (COMMENCEMENT
                           AUG. 31, 2001        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED  OF OPERATIONS) TO
                             (UNAUDITED)     FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998      FEB. 28, 1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $      15.77      $       17.84  $       18.57  $       17.39  $       14.17  $           12.39
                           ------------      -------------  -------------  -------------  -------------  -----------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.11(4)            0.23           0.26           0.24           0.26               0.23
  Net realized and
    unrealized gain
    (loss) on investments         (1.12)(4)          (1.22)          2.22           2.06           3.65               1.79
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL FROM INVESTMENT
  OPERATIONS                      (1.01)             (0.99)          2.48           2.30           3.91               2.02
                           ------------      -------------  -------------  -------------  -------------  -----------------
LESS DISTRIBUTIONS:
  From net investment
    income                        (0.10)             (0.23)         (0.26)         (0.24)         (0.26)             (0.20)
  From net realized gain             --              (0.85)         (2.95)         (0.88)         (0.43)             (0.04)
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL DISTRIBUTIONS               (0.10)             (1.08)         (3.21)         (1.12)         (0.69)             (0.24)
                           ------------      -------------  -------------  -------------  -------------  -----------------
NET ASSET VALUE, END OF
  PERIOD                   $      14.66      $       15.77  $       17.84  $       18.57  $       17.39  $           14.17
                           ============      =============  =============  =============  =============  =================
TOTAL RETURN                      (6.43)%(1)         (5.99)%        13.04%         13.55%         28.22%             17.37%(1)
                           ============      =============  =============  =============  =============  =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $    108,734      $      79,665  $      84,016  $     116,729  $      95,309  $          58,575
  Ratio of expenses to
    average net assets(2)          0.93%              0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment
    income to average net
    assets(2)                      1.39%(4)           1.32%          1.32%          1.35%          1.72%              2.05%
  Portfolio turnover
    rate(3)                          34%(5)             27%            26%            19%            27%                42%
--------------------------------------------------------------------------------------------------------------------------

(1)  NOT ANNUALIZED.
(2) ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR. THESE RATIOS INCLUDE EXPENSES CHARGED TO THE CORRESPONDING MASTER PORTFOLIO.
(3) REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH PORTFOLIO'S CORRESPONDING MASTER PORTFOLIO.
(4) EFFECTIVE MARCH 1, 2001, THE PORTFOLIO ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIOS AND PER SHARE DATA FOR THE SIX MONTHS ENDED AUGUST 31, 2001. RATIOS AND PER SHARE DATA FOR THE PERIODS PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
(5) PORTFOLIO TURNOVER RATES EXCLUDING IN-KIND TRANSACTIONS WERE 22% FOR THE LIFEPATH 2020 PORTFOLIO AND 17% FOR THE LIFEPATH 2030 PORTFOLIO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   LIFEPATH 2040 PORTFOLIO
                           -----------------------------------------------------------------------------------------------
                                                                                                               PERIOD FROM
                                     SIX                                                                     MAR. 26, 1996
                            MONTHS ENDED                                                                     (COMMENCEMENT
                           AUG. 31, 2001        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED  OF OPERATIONS) TO
                             (UNAUDITED)     FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998      FEB. 28, 1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $      16.74      $       20.64  $       20.25  $       18.77  $       15.21  $           12.91
                           ------------      -------------  -------------  -------------  -------------  -----------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.05(4)            0.11           0.13           0.14           0.18               0.18
  Net realized and
    unrealized gain
    (loss) on investments         (1.49)(4)          (2.20)          3.18           2.67           4.41               2.27
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL FROM INVESTMENT
  OPERATIONS                      (1.44)             (2.09)          3.31           2.81           4.59               2.45
                           ------------      -------------  -------------  -------------  -------------  -----------------
LESS DISTRIBUTIONS:
  From net investment
    income                        (0.05)             (0.10)         (0.13)         (0.14)         (0.19)             (0.15)
  From net realized gain             --              (1.71)         (2.79)         (1.19)         (0.84)                --
                           ------------      -------------  -------------  -------------  -------------  -----------------
TOTAL DISTRIBUTIONS               (0.05)             (1.81)         (2.92)         (1.33)         (1.03)             (0.15)
                           ------------      -------------  -------------  -------------  -------------  -----------------
NET ASSET VALUE, END OF
  PERIOD                   $      15.25      $       16.74  $       20.64  $       20.25  $       18.77  $           15.21
                           ============      =============  =============  =============  =============  =================
TOTAL RETURN                      (8.60)%(1)        (10.81)%        16.01%         15.35%         30.95%             20.47%(1)
                           ============      =============  =============  =============  =============  =================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $     86,201      $      97,863  $     122,683  $     163,883  $     126,601  $          69,476
  Ratio of expenses to
    average net assets(2)          0.95%              0.95%          0.95%          0.95%          0.95%              0.95%
  Ratio of net investment
    income to average net
    assets(2)                      0.66%(4)           0.50%          0.59%          0.72%          1.04%              1.46%
  Portfolio turnover
    rate(3)                           8%(5)             20%            29%            19%            34%                48%
--------------------------------------------------------------------------------------------------------------------------

(1)  NOT ANNUALIZED.
(2) ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR. THESE RATIOS INCLUDE EXPENSES CHARGED TO THE CORRESPONDING MASTER PORTFOLIO.
(3) REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH PORTFOLIO'S CORRESPONDING MASTER PORTFOLIO.
(4) EFFECTIVE MARCH 1, 2001, THE PORTFOLIO ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIOS AND PER SHARE DATA FOR THE SIX MONTHS ENDED AUGUST 31, 2001. RATIOS AND PER SHARE DATA FOR THE PERIODS PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
(5)  PORTFOLIO TURNOVER RATE EXCLUDING IN-KIND TRANSACTIONS WAS 6%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

     Barclays Global Investors Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company currently offers the following diversified funds: Asset Allocation, Bond Index, Institutional Money Market, Money Market and S&P 500 Stock Funds, and the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Portfolios (formally the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds).

     These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a "Portfolio", collectively, the "Portfolios"). The Portfolios offer two classes of shares:
Class I and Class R Shares. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares have an initial sales charge and also bear distribution fees. As of August 31, 2001, there were no Class R shares outstanding.

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENT POLICY AND SECURITY VALUATION

    Each Portfolio invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Portfolio bearing the corresponding name. The value of each Portfolio's investment in its corresponding Master Portfolio reflects that Portfolio's interest in the net assets of that Master Portfolio (86.98%, 87.45%, 93.23%, 90.77% and 89.08% for
the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and
LifePath 2040 Portfolios, respectively, as of August 31, 2001). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

    The performance of each Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

    Each Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Portfolio based on the relative net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class.

   CHANGE IN ACCOUNTING POLICY

    Effective March 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that require the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the financial statements and had no impact on the net asset values of the Portfolios.

   DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Portfolios.

   FEDERAL INCOME TAXES

    Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required at August 31, 2001.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Portfolios. IBT also serves as the transfer agent and dividend disbursement agent for the Portfolios.

    Stephens Inc. ("Stephens") is the distributor for the Portfolios. The Portfolios have adopted a plan pursuant to Rule 12b-1 of the 1940 Act, which authorizes the Portfolios to pay expenses relating to the distribution of its Class R shares. Under the plan, Stephens is entitled to receive a fee for these services of 0.75% of the average daily net asset of each Portfolio's Class R shares. Class I shareholders do not pay any fees for distribution services.

    The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Portfolios, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Portfolios' ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators. Effective July 1, 2001, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.50% from each Portfolio. Prior to July 1, 2001, BGI and Stephens received a combined fee of 0.40% from each Portfolio.

    Certain officers and directors of the Company are also officers of Stephens. As of August 31, 2001 these officers of Stephens collectively owned less than 1% of the outstanding shares of each Portfolio.

3.  CAPITAL SHARE TRANSACTIONS

    As of August 31, 2001, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company, with 100 million shares allocated to each Portfolio. Transactions in capital shares for each Portfolio are disclosed in detail in the Statements of Changes in Net Assets.

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE

---------------------------------------------------------------

COMMON STOCKS - 21.48%

U.S. COMMON STOCKS - 16.05%

ADVERTISING - 0.03%
---------------------------------------------------------------
Interpublic Group of Companies Inc.             134  $    3,629
Omnicom Group Inc.                               75       5,834
Ventiv Health Inc.(1)                           322       3,365
---------------------------------------------------------------
                                                         12,828
---------------------------------------------------------------

AEROSPACE / DEFENSE - 0.19%
---------------------------------------------------------------
BE Aerospace Inc.(1)                            215       3,741
Boeing Co.                                      665      34,048
Goodrich (B.F.) Co.                             101       3,237
Northrop Grumman Corp.                           46       3,772
Sequa Corp. "A"(1)                              512      26,982
Titan Corp. (The)(1)                            215       3,988
---------------------------------------------------------------
                                                         75,768
---------------------------------------------------------------

AIRLINES - 0.03%
---------------------------------------------------------------
Midway Airlines Corp.(1)                        465       1,246
Southwest Airlines Co.                          588      10,519
U.S. Airways Group Inc.(1)                       94       1,194
---------------------------------------------------------------
                                                         12,959
---------------------------------------------------------------

APPAREL - 0.07%
---------------------------------------------------------------
Donna Karan International Inc.(1)               286       3,034
Liz Claiborne Inc.                               65       3,409
Nike Inc. "B"                                   176       8,800
Unifi Inc.(1)                                 1,276      12,518
---------------------------------------------------------------
                                                         27,761
---------------------------------------------------------------

AUTO MANUFACTURERS - 0.11%
---------------------------------------------------------------
Ford Motor Company                            1,100      21,857
General Motors Corp. "A"                        304      16,644
Hayes Lemmerz International Inc.(1)             501       2,194
PACCAR Inc.                                      69       3,816
---------------------------------------------------------------
                                                         44,511
---------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.02%
---------------------------------------------------------------
Cooper Tire & Rubber Co.                        452       7,535
---------------------------------------------------------------
                                                          7,535
---------------------------------------------------------------

BANKS - 1.34%
---------------------------------------------------------------
AmSouth Bancorp                                 284       5,402
Bank of America Corp.                           687      42,250
Bank of New York Co. Inc.                       386      15,324
Bank One Corp.                                  731      25,362
BankUnited Financial Corp. "A"(1)               894      11,318
BB&T Corp.                                      417      15,337
Central Coast Bancorp(1)                        268       5,558
Comerica Inc.                                   105       6,274
Fifth Third Bancorp                             353      20,580
First Union Corp.                               501      17,244

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

BANKS (CONTINUED)
---------------------------------------------------------------
Firstfed America Bancorp Inc.                   322  $    5,767
FleetBoston Financial Corp.                     720      26,518
GA Financial Inc.                               537       8,646
Golden West Financial Corp.                     237      13,715
Hamilton Bancorp Inc.(1)                      1,073       3,702
Huntington Bancshares Inc.                      117       2,127
ITLA Capital Corp.(1)                           322       5,828
JP Morgan Chase & Co.                           837      32,978
Mellon Financial Corp.                          316      11,139
Northern Trust Corp.                            121       6,861
PNC Financial Services Group                    186      12,386
Regions Financial Corp.                         490      14,406
SouthTrust Corp.                                312       7,600
State Street Corp.                              347      16,850
Sun Bancorp Inc. "B"(1)                         526       6,864
SunTrust Banks Inc.                             157      10,723
Synovus Financial Corp.                         249       7,669
Troy Financial Corp.                            429       9,249
U.S. Bancorp                                  1,440      34,906
Union Planters Corp.                             62       2,759
USB Holding Co. Inc.                            393       5,777
Wachovia Corp.                                  162      11,283
Washington Mutual Inc.                          600      22,464
Wells Fargo & Company                           965      44,400
Wintrust Financial Corp.                        286       9,009
WSFS Financial Corp.                          1,037      18,884
Yardville National Bancorp                      501       6,964
---------------------------------------------------------------
                                                        524,123
---------------------------------------------------------------

BEVERAGES - 0.23%
---------------------------------------------------------------
Alico Inc.                                      215       6,127
Brown-Forman Corp. "B"                           23       1,483
Coca-Cola Co.                                   668      32,512
Coca-Cola Enterprises Inc.(2)                   256       3,884
Coors (Adolf) Company "B"                       200       9,260
Gumtech International Inc.(1)                   393       3,034
PepsiCo Inc.                                    671      31,537
---------------------------------------------------------------
                                                         87,837
---------------------------------------------------------------

BIOTECHNOLOGY - 0.18%
---------------------------------------------------------------
Amgen Inc.(1)                                   489      31,443
Biogen Inc.(1)                                  106       6,398
Cellegy Pharmaceuticals Inc.(1)                 751       4,356
Immunomedics Inc.(1)                            250       3,657
Integra LifeSciences Holdings
  Corporation(1)                                215       5,807
Myriad Genetics Inc.(1)(2)                      143       6,235
Nanogen Inc.(1)                                 322       1,964
Regeneron Pharmaceuticals Inc.(1)               286       8,614
---------------------------------------------------------------
                                                         68,474
---------------------------------------------------------------

BUILDING MATERIALS - 0.01%
---------------------------------------------------------------
Vulcan Materials Co.                             68       3,265
---------------------------------------------------------------
                                                          3,265
---------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

CHEMICALS - 0.36%
---------------------------------------------------------------
CHEMICALS (CONTINUED)
---------------------------------------------------------------
Airgas Inc.(1)                                1,860  $   26,133
Ashland Inc.                                     35       1,484
Du Pont (E.I.) de Nemours                       494      20,239
Eastman Chemical Co.                            363      14,081
Engelhard Corp.                                 393      10,269
Gentek Inc.                                     179       1,155
Georgia Gulf Corp.                              729      12,116
Grace (W.R.) & Company(1)                       837       1,356
Great Lakes Chemical Corp.                       24         599
Hercules Inc.                                   101       1,141
Mississippi Chemical Corp.(1)                 2,325       7,440
Schulman (A.) Inc.                            2,076      28,628
Sherwin-Williams Co.                            136       3,080
Sigma-Aldrich Corp.                             150       6,841
Uniroyal Technology Corp.(1)                    393       2,272
Vertex Pharmaceuticals Inc.(1)(2)               110       4,058
---------------------------------------------------------------
                                                        140,892
---------------------------------------------------------------

COMMERCIAL SERVICES - 0.32%
---------------------------------------------------------------
Arbitron Inc.(1)                                121       3,563
Atrix Laboratories Inc.(1)                      107       2,886
Block (H & R) Inc.                              218       8,482
Bowne & Co. Inc.                                429       5,131
Cendant Corp.(1)(2)                             516       9,840
Charles River Associates Inc.(1)                250       4,000
Consolidated Graphics Inc.(1)                   322       6,810
Deluxe Corp.                                     94       3,085
Donnelley (R.R.) & Sons Co.                      85       2,535
Ecolab Inc.                                     102       4,088
Electro Rent Corp.(1)                           286       4,347
Equifax Inc.                                     75       1,952
First Consulting Group Inc.(1)                  393       3,635
ICT Group Inc.(1)                               250       3,135
Kendle International Inc.(1)                    215       4,377
McKesson HBOC Inc.                              195       7,654
Michael Baker Corp.(1)                          537       6,820
Moody's Corp.                                   134       4,608
Nobel Learning Communities Inc.(1)              465       3,952
Paychex Inc.                                    233       8,637
ProsoftTraining.com(1)                          214         220
Quintiles Transnational Corp.(1)                318       5,568
Staff Leasing Inc.                               71         246
Stewart Enterprises Inc. "A"(1)               2,400      18,048
---------------------------------------------------------------
                                                        123,619
---------------------------------------------------------------

COMPUTERS - 0.88%
---------------------------------------------------------------
Apple Computer Inc.(1)                          268       4,971
Cisco Systems Inc.(1)                         3,139      51,260
Clarent Corp.(1)                                250       1,342
Cognizant Technology Solutions Corp.(1)         179       7,570
Compaq Computer Corp.                         1,054      13,017
Computer Network Technology Corp.(1)            358       3,508
Computer Sciences Corp.(1)                      119       4,474

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Computer Task Group Inc.(1)                     393       1,057
Datastream Systems Inc.(1)                      393       1,965
COMPUTERS (CONTINUED)
---------------------------------------------------------------
Dell Computer Corp.(1)                        1,206  $   25,784
Digimarc Corp.(1)                               107       1,455
Dynamics Research Corp.(1)                      465       5,371
Electronic Data Systems Corp.                   271      15,984
EMC Corp.(1)                                  1,014      15,676
Enterasys Networks Inc.(1)                      314       3,187
Extended Systems Inc.(1)                        214         877
FalconStor Software Inc.(1)                     358       3,401
Gateway Inc.(1)                                 290       2,601
Global Imaging Systems Inc.(1)                  465       7,440
GoTo.com Inc.(1)                                179       3,535
Hewlett-Packard Co.                           1,283      29,778
Innodata Corp.(1)                               393         963
International Business Machines Corp.           744      74,400
Lexmark International Group Inc. "A"(1)         100       5,205
MapInfo Corp.(1)                                143       1,387
NCR Corp.(1)                                     93       3,520
Netegrity Inc.(1)(2)                            107       1,894
Network Appliance Inc.(1)                       250       3,240
NYFIX Inc.(1)                                   286       4,522
Palm Inc.(1)                                    432       1,547
Performance Technologies Inc.(1)                250       3,283
Riverstone Networks Inc.(1)                     161       1,526
SCM Microsystems Inc.(1)                        143       1,032
Sun Microsystems Inc.(1)                      1,522      17,427
Travelocity.com Inc.(1)                         143       3,421
Unisys Corp.(1)                                 372       4,397
Vasco Data Security International Inc.(1)       501         977
Veritas Software Corp.(1)                       320       9,190
---------------------------------------------------------------
                                                        342,184
---------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.19%
---------------------------------------------------------------
Alberto-Culver Co. "B"                          462      19,898
Avon Products Inc.                              161       7,427
Colgate-Palmolive Co.                           282      15,270
International Flavors & Fragrances Inc.          92       2,774
Procter & Gamble Co.                            400      29,660
---------------------------------------------------------------
                                                         75,029
---------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.07%
---------------------------------------------------------------
Advanced Marketing Services Inc.                179       2,900
Costco Wholesale Corp.(1)                       340      12,719
Daisytek International Corp.(1)                 322       4,463
Grainger (W.W.) Inc.                             26       1,100
Watsco Inc.                                     322       4,553
---------------------------------------------------------------
                                                         25,735
---------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 1.00%
---------------------------------------------------------------
American Express Co.                            570      20,759
Capital One Financial Corp.                     143       7,952
Citigroup Inc.                                2,367     108,290
Countrywide Credit Industries Inc.              105       4,358

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

DVI Inc.(1)                                     215       3,704
Fannie Mae                                      465      35,438
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
---------------------------------------------------------------
Franklin Resources Inc.                         185  $    7,591
Freddie Mac                                     458      28,799
Household International Inc.                    300      17,730
Innotrac Corp.(1)                               536       3,597
Lehman Brothers Holdings Inc.                   165      10,832
MBNA Corp.                                      542      18,840
Merrill Lynch & Co. Inc.                        622      32,095
Morgan Stanley Dean Witter & Co.                640      34,144
PMC Capital Inc.                                501       4,058
Providian Financial Corp.                       141       5,507
S1 Corp.(1)                                     358       4,142
Schwab (Charles) Corp.                          751       9,357
SoundView Technology Group Inc.(1)            1,180       2,171
Stifel Financial Corp.                          680       8,248
Stilwell Financial Inc.                         202       5,777
T Rowe Price Group Inc.                         104       3,889
USA Education Inc.(2)                            84       6,654
WFS Financial Inc.(1)                           107       2,553
World Acceptance Corp.(1)                       501       4,509
---------------------------------------------------------------
                                                        390,994
---------------------------------------------------------------
ELECTRIC - 0.35%
---------------------------------------------------------------
AES Corp.(1)                                    322      10,665
Ameren Corp.                                     67       2,764
American Electric Power Inc.                     14         641
Cinergy Corp.                                    56       1,803
CMS Energy Corp.                                 36         845
Consolidated Edison Inc.(2)                      91       3,722
Constellation Energy Group Inc.                  60       1,801
Dominion Resources Inc.                         582      36,637
DTE Energy Co.                                   74       3,203
Duke Energy Corp.                               423      16,628
Edison International                             85       1,157
Entergy Corp.                                    89       3,428
Exelon Corp.                                    123       6,716
FirstEnergy Corp.                                93       3,059
FPL Group Inc.                                   75       4,076
GPU Inc.                                         44       1,680
Mirant Corp.(1)                                 143       4,097
Niagara Mohawk Holdings Inc.(1)                 705      12,295
NiSource Inc.                                    60       1,513
PG&E Corp.                                      124       2,034
Progress Energy Inc.                             51       2,126
Public Service Enterprise Group Inc.             74       3,426
Reliant Energy Inc.                             119       3,577
Southern Co.                                    270       6,256
Xcel Energy Inc.                                 88       2,411
---------------------------------------------------------------
                                                        136,560
---------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.03%
---------------------------------------------------------------
Medis Technologies Ltd.(1)                      179         875
UCAR International Inc.(1)                      787       9,995
---------------------------------------------------------------
                                                         10,870
---------------------------------------------------------------

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

ELECTRONICS - 0.18%
---------------------------------------------------------------
Agilent Technologies Inc.(1)                    317       8,401
ELECTRONICS (CONTINUED)
---------------------------------------------------------------
Analogic Corp.                                   72  $    2,689
Applera Corp. - Applied Biosystems Group        156       3,902
BMC Industries Inc.                             715       3,289
Cubic Corp.                                     107       3,050
Evans & Sutherland Computer Corp.(1)            393       3,164
Johnson Controls Inc.                           138      10,109
Millipore Corp.                                  87       5,520
PCD Inc.(1)                                     286         958
REMEC Inc.(1)                                   465       4,552
Solectron Corp.(1)(2)                           461       6,270
Thermo Electron Corp.(1)                        183       3,966
Thomas & Betts Corp.                            164       3,511
Watts Industries Inc. "A"                       322       4,766
X-Rite Inc.                                     465       4,004
---------------------------------------------------------------
                                                         68,151
---------------------------------------------------------------

ENERGY & RELATED - 0.01%
---------------------------------------------------------------
Syntroleum Corp.(1)                             286       1,464
---------------------------------------------------------------
                                                          1,464
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.01%
---------------------------------------------------------------
Fluor Corp.                                      76       3,445
---------------------------------------------------------------
                                                          3,445
---------------------------------------------------------------

ENTERTAINMENT - 0.02%
---------------------------------------------------------------
Global Sports Inc.(1)                           322       5,477
Penn National Gaming Inc.(1)                    215       3,935
---------------------------------------------------------------
                                                          9,412
---------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.03%
---------------------------------------------------------------
Allied Waste Industries Inc.(1)                 644      11,676
---------------------------------------------------------------
                                                         11,676
---------------------------------------------------------------

FOOD - 0.30%
---------------------------------------------------------------
Albertson's Inc.                                102       3,569
Archer-Daniels-Midland Co.                      323       4,343
Campbell Soup Co.                               100       2,819
ConAgra Foods Inc.                              232       5,324
Dreyer's Grand Ice Cream Inc.                   107       3,201
General Mills Inc.                               72       3,192
Great Atlantic & Pacific Tea Co.              1,173      21,736
Heinz (H.J.) Co.                                259      11,702
Hershey Foods Corp.                             128       8,253
Kellogg Co.                                      92       2,943
Kroger Co.(1)                                   333       8,864
Penn Traffic Company (The)(1)                   214       1,091
Ralston Purina Group                            213       6,961
Safeway Inc.(1)                                 239      10,781
SUPERVALU Inc.                                   31         650
Sysco Corp.                                     365      10,227
Winn-Dixie Stores Inc.                          303       6,802

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Wrigley (William Jr.) Co.                        89       4,462
---------------------------------------------------------------
                                                        116,920
---------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.12%
---------------------------------------------------------------
Boise Cascade Corp.                              21  $      771
Chesapeake Corp.                                557      15,429
Glatfelter (P.H.) Co.                         1,849      29,473
Mead Corp.                                       36       1,197
Temple-Inland Inc.                               18       1,050
Westvaco Corp.                                   20         609
---------------------------------------------------------------
                                                         48,529
---------------------------------------------------------------
GAS - 0.15%
---------------------------------------------------------------
NICOR Inc.                                      624      24,186
Peoples Energy Corp.                            735      28,886
Sempra Energy                                    53       1,436
Southwestern Energy Company(1)                  250       3,125
---------------------------------------------------------------
                                                         57,633
---------------------------------------------------------------
HAND / MACHINE TOOLS - 0.03%
---------------------------------------------------------------
Black & Decker Corp.                            113       4,444
Snap-On Inc.                                     85       2,164
Stanley Works (The)                             104       4,357
---------------------------------------------------------------
                                                         10,965
---------------------------------------------------------------
HEALTH CARE - 0.71%
---------------------------------------------------------------
Abaxis Inc.(1)                                  644       3,226
Advanced Tissue Sciences Inc.(1)                429       2,166
Aksys Ltd.(1)                                   358       2,148
American Retirement Corp.(1)                    286       1,038
Apria Healthcare Group Inc.(1)                  787      21,375
Bard (C.R.) Inc.                                 51       2,950
Bausch & Lomb Inc.(2)                            52       1,891
Baxter International Inc.                       218      11,249
Biomet Inc.                                     198       5,471
Boston Scientific Corp.(1)                      255       4,871
Cobalt Corp.                                    680       4,672
Conmed Corp.(1)                                 143       4,354
Cyberonics Inc.(1)                              250       4,375
Cygnus Inc.(1)(2)                             1,001       8,509
Endocardial Solutions Inc.(1)                   465       2,511
Flir Systems Inc.(1)                            250       7,050
Genelabs Technologies Inc.(1)                   250         345
Guidant Corp.(1)                                142       5,129
Healthsouth Corp.(1)                            211       3,815
Humana Inc.(1)                                1,312      15,744
Johnson & Johnson                             1,218      64,201
Laser Vision Centers Inc.(1)                    429       1,519
Manor Care Inc.(1)                              286       8,045
Matria Healthcare Inc.(1)                        89       2,061
Medtronic Inc.                                  494      22,497
Oakley Inc.(1)                                  715       9,760
Ocular Sciences Inc.(1)                         215       4,569
OraSure Technologies Inc.(1)                    393       5,113
Oratec Interventions Inc.(1)                    393       3,557
Polymedica Industries Corp.(1)(2)               107       1,354
RITA Medical Systems Inc.(1)                    465       1,646

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Sierra Health Services Inc.(1)                  358       3,580
Spacelabs Medical Inc.(1)                       322       4,460
HEALTH CARE (CONTINUED)
---------------------------------------------------------------
St. Jude Medical Inc.(1)                        119  $    8,187
UnitedHealth Group Inc.                         220      14,973
Urologix Inc.(1)                                143       2,124
Valentis Inc.(1)                                572       2,345
West Pharmaceutical Services Inc.               143       3,675
Zimmer Holdings Inc.(1)                          82       2,230
---------------------------------------------------------------
                                                        278,785
---------------------------------------------------------------

HOME BUILDERS - 0.11%
---------------------------------------------------------------
Centex Corp.(2)                                  73       3,197
Champion Enterprises Inc.(1)                    465       4,883
KB HOME                                         375      12,139
Pulte Corp.                                     569      21,537
---------------------------------------------------------------
                                                         41,756
---------------------------------------------------------------

HOME FURNISHINGS - 0.05%
---------------------------------------------------------------
Leggett & Platt Inc.                            464      10,913
Maytag Corp.                                    131       4,026
Whirlpool Corp.                                  62       4,093
---------------------------------------------------------------
                                                         19,032
---------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.14%
---------------------------------------------------------------
American Greetings Corp. "A"                    402       5,314
Avery Dennison Corp.                             25       1,285
Central Garden & Pet Co.(1)                   1,896      17,329
Clorox Co.                                      235       8,754
Enesco Group Inc.(1)                            358       1,987
Fortune Brands Inc.                             100       3,825
Newell Rubbermaid Inc.                          216       4,946
Tupperware Corp.                                452      10,681
---------------------------------------------------------------
                                                         54,121
---------------------------------------------------------------

INSURANCE - 0.61%
---------------------------------------------------------------
Allstate Corp.                                  700      23,751
American International Group Inc.             1,092      85,394
AON Corp.                                       123       4,569
Chubb Corp.                                     270      18,225
CIGNA Corp.                                     113      10,170
Cincinnati Financial Corp.                       43       1,720
Hartford Financial Services Group Inc.          240      15,552
LandAmerica Financial Group Inc.                179       5,635
Lincoln National Corp.                          157       7,828
Marsh & McLennan Companies Inc.                 114      10,591
MBIA Inc.                                       122       6,589
MGIC Investment Corp.                           106       7,409
ProAssurance Corp.(1)                           160       2,893
Progressive Corporation                          63       8,144
SAFECO Corp.                                     92       2,767
St. Paul Companies Inc.                         166       6,977
Torchmark Corp.                                 158       6,674
Vesta Insurance Group                         1,145      13,362
---------------------------------------------------------------
                                                        238,250
---------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

IRON / STEEL - 0.00%
---------------------------------------------------------------
IRON / STEEL (CONTINUED)
---------------------------------------------------------------
USX-U.S. Steel Group Inc.                        45  $      895
---------------------------------------------------------------
                                                            895
---------------------------------------------------------------

LEISURE TIME - 0.10%
---------------------------------------------------------------
Brunswick Corp.                                 117       2,549
Carnival Corp. "A"                              347      10,854
Coastcast Corp.                                 608       3,089
Harley-Davidson Inc.                            212      10,301
Hotel Reservations Network
  Inc. "A"(1)(2)                                107       4,451
K2 Inc.(1)                                      393       3,380
Sabre Holdings Corp.(1)                         142       5,990
---------------------------------------------------------------
                                                         40,614
---------------------------------------------------------------
LODGING - 0.08%
---------------------------------------------------------------
Choice Hotels International Inc.(1)           1,280      25,600
Harrah's Entertainment Inc.(1)                  124       3,544
Hilton Hotels Corp.                             215       2,733
---------------------------------------------------------------
                                                         31,877
---------------------------------------------------------------

MACHINERY - 0.11%
---------------------------------------------------------------
Briggs & Stratton Corp.(2)                      158       5,988
Dover Corp.                                      66       2,371
Flow International Corp.(1)                     393       4,398
Gardner Denver Inc.(1)                          215       4,848
Gerber Scientific Inc.                          536       5,628
Kadant Inc.(1)                                   11         152
Nordson Corp.                                   797      20,754
---------------------------------------------------------------
                                                         44,139
---------------------------------------------------------------
MANUFACTURERS - 0.69%
---------------------------------------------------------------
Crane Co.                                       114       3,202
Eaton Corp.                                      99       7,121
General Electric Co.                          3,424     140,316
Honeywell International Inc.                    457      17,028
ITT Industries Inc.                             117       5,283
Minnesota Mining & Manufacturing Co.            200      20,820
National Service Industries Inc.              1,016      23,978
Pall Corp.                                      148       3,309
Tyco International Ltd.                         961      49,924
---------------------------------------------------------------
                                                        270,981
---------------------------------------------------------------

MANUFACTURING - 0.02%
---------------------------------------------------------------
ESCO Technologies Inc.(1)                       286       7,722
---------------------------------------------------------------
                                                          7,722
---------------------------------------------------------------

MEDIA - 0.73%
---------------------------------------------------------------
AOL Time Warner Inc.(1)                       2,562      95,691
Beasley Broadcast Group Inc. "A"(1)             429       5,556
Clear Channel Communications Inc.(1)            370      18,600
Comcast Corp. "A"(1)                            572      20,952

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Dow Jones & Co. Inc.(2)                          59       3,238
Gannett Co. Inc.                                142       8,756
MEDIA (CONTINUED)
---------------------------------------------------------------
Gray Communications Systems Inc.                286  $    4,605
Hollywood Media Corp.(1)                        393       2,079
Knight Ridder Inc.(2)                            80       4,848
Lynch Interactive Corp.(1)                       72       4,680
McGraw-Hill Companies Inc.                      144       8,532
Meredith Corp.                                  745      24,250
New York Times Co. "A"                          129       5,515
TiVo Inc.(1)(2)                                 286       1,662
Tribune Co.                                     213       8,396
Viacom Inc. "B"(1)                              913      38,711
Walt Disney Co. (The)                         1,155      29,372
---------------------------------------------------------------
                                                        285,443
---------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.07%
---------------------------------------------------------------
Timken Co.                                      516       7,740
Worthington Industries Inc.                   1,279      17,906
---------------------------------------------------------------
                                                         25,646
---------------------------------------------------------------

METALS-DIVERSIFIED - 0.03%
---------------------------------------------------------------
Griffon Corporation(1)                          551       6,035
Gulf Island Fabrication Inc.(1)                 358       4,296
---------------------------------------------------------------
                                                         10,331
---------------------------------------------------------------

MINING - 0.11%
---------------------------------------------------------------
Alcoa Inc.                                      414      15,782
Homestake Mining Company                      2,662      22,041
Newmont Mining Corp.                            211       4,366
Phelps Dodge Corp.                               45       1,773
---------------------------------------------------------------
                                                         43,962
---------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.05%
---------------------------------------------------------------
CompX International Inc.                        322       3,896
General Binding Corp.(1)                        393       5,502
Pitney Bowes Inc.                               131       5,697
Xerox Corp.                                     401       3,689
---------------------------------------------------------------
                                                         18,784
---------------------------------------------------------------

OIL & GAS PRODUCERS - 0.71%
---------------------------------------------------------------
Amerada Hess Corp.                                8         622
Anadarko Petroleum Corp.(2)                     169       8,746
Burlington Resources Inc.                       141       5,358
Chevron Corp.                                   472      42,834
Conoco Inc. "B"                                 322       9,538
Exxon Mobil Corp.                             3,270     131,291
Kerr-McGee Corp.(2)                              35       2,044
MarkWest Hydrocarbon Inc.(1)                    465       3,720
Plains Resource Inc.(1)                         215       5,837
Prize Energy Corp.(1)                           572      10,582
Rowan Companies Inc.(1)                         560       8,708
South Jersey Industries                          72       2,351
Sunoco Inc.                                     109       4,123
Texaco Inc.                                     251      17,482

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Tosco Corp.                                     165       7,656
Transocean Sedco Forex Inc.                     265       7,659
OIL & GAS PRODUCERS (CONTINUED)
---------------------------------------------------------------
Unocal Corp.                                    109  $    3,848
USX-Marathon Group Inc.                         163       5,136
---------------------------------------------------------------
                                                        277,535
---------------------------------------------------------------

OIL & GAS SERVICES - 0.14%
---------------------------------------------------------------
Baker Hughes Inc.                               322      10,607
Halliburton Co.                                 345       9,612
Lufkin Industries Inc.                          250       6,803
Schlumberger Ltd.                               544      26,656
---------------------------------------------------------------
                                                         53,678
---------------------------------------------------------------

PACKAGING & CONTAINERS - 0.11%
---------------------------------------------------------------
AEP Industries Inc.(1)                           72       1,944
Ball Corp.                                      302      15,900
Bemis Co.                                        15         656
Pactiv Corp.(1)                               1,255      19,929
Sealed Air Corp.(1)                              92       3,697
---------------------------------------------------------------
                                                         42,126
---------------------------------------------------------------

PHARMACEUTICALS - 1.17%
---------------------------------------------------------------
Abbott Laboratories                             645      32,057
American Home Products Corp.                    571      31,976
Antigenics Inc.(1)(2)                           179       2,862
Bristol-Myers Squibb Co.                        822      46,147
Cardinal Health Inc.                            238      17,360
Corvas International Inc.(1)                    429       3,342
Duramed Pharmaceuticals Inc.(1)                 358       7,518
Genzyme Corp. - Molecular Oncology(1)           358       3,544
Hyseq Inc.(1)                                   215       1,591
Ilex Oncology Inc.(1)                           179       5,361
Inkine Pharmaceutical Co.(1)                    286         827
Kos Pharmaceuticals Inc.(1)                     215       7,422
La Jolla Pharmaceutical Co.(1)                  465       3,139
Lilly (Eli) and Company                         470      36,486
Merck & Co. Inc.                                975      63,473
MGI Pharma Inc.(1)                              322       3,832
NaPro BioTherapeutics Inc.(1)                   358       3,312
Orphan Medical Inc.(1)                          322       2,930
Penwest Pharmaceuticals Co.(1)(2)               250       4,573
Pfizer Inc.                                   2,685     102,862
Pharmaceutical Resources Inc.(1)                322      11,270
Pharmacia Corporation                           570      22,572
Schering-Plough Corp.                           666      25,395
Texas Biotech Corp.(1)                          429       3,218
Twinlab Corp.(1)                                393         676
VaxGen Inc.(1)(2)                               215       2,602
Watson Pharmaceuticals Inc.(1)                  175       9,818
---------------------------------------------------------------
                                                        456,165
---------------------------------------------------------------

PIPELINES - 0.12%
---------------------------------------------------------------
El Paso Corp.                                   366      17,784
Enron Corp.                                     585      20,469

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Williams Companies Inc.                         268       8,723
---------------------------------------------------------------
                                                         46,976
---------------------------------------------------------------

REAL ESTATE - 0.18%
---------------------------------------------------------------
REAL ESTATE (CONTINUED)
---------------------------------------------------------------
Aegis Realty Inc.                             1,610  $   18,869
Annaly Mortgage Management Inc.                 537       7,008
Boykin Lodging Co.                              787       9,051
Entertainment Properties Trust                  751      12,805
LTC Properties Inc.                             107         491
Mid Atlantic Realty Trust                     1,037      13,948
National Golf Properties Inc.                   465       8,565
---------------------------------------------------------------
                                                         70,737
---------------------------------------------------------------

RETAIL - 0.97%
---------------------------------------------------------------
AG Services of America Inc.(1)                  143       1,859
AutoZone Inc.(1)                                 45       2,079
Bed Bath & Beyond Inc.(1)                       179       5,164
Best Buy Co. Inc.(1)                            118       6,960
Big Lots Inc.                                   200       2,120
Brookstone Inc.(1)                              179       2,488
Circuit City Stores Inc.                        123       2,054
Cost Plus Inc.(1)                               107       2,515
CVS Corp.                                       216       7,800
Darden Restaurants Inc.                         104       2,976
Dillards Inc. "A"                               185       3,312
Dollar General Corp.                            201       3,467
Fred's Inc.                                     179       5,148
Gap Inc. (The)                                  414       8,135
Gart Sports Co.(1)                              277       4,321
Golden State Bancorp Inc.(1)                    200         244
Gottschalks Inc.(1)                             501       1,528
Hancock Fabrics Inc.                            429       3,621
Home Depot Inc.                                 965      44,342
Jill (J.) Group Inc. (The)(1)                   179       3,133
Kohls Corp.(1)                                  220      12,210
Limited Inc.                                    285       4,019
Longs Drug Stores Corp.                         560      14,493
Lowe's Companies Inc.                           432      16,070
Marinemax Inc.(1)                               358       2,971
McDonald's Corp.                                722      21,682
Movie Gallery Inc.(1)                           250       6,625
Nordstrom Inc.                                  148       2,967
Office Depot Inc.(1)                            242       3,364
1-800-FLOWERS.com Inc.(1)                       358       4,582
1-800 Contacts Inc.(1)                          143       1,846
PC Connection Inc.(1)                           143       1,407
Pricesmart Inc.(1)                               72       3,096
RadioShack Corp.                                 83       1,942
Ruby Tuesday Inc.                             1,470      26,754
7-Eleven Inc.(1)                                236       2,992
Shopko Stores Inc.(1)                           250       2,268
Staples Inc.(1)                                 290       4,365
Target Corp.                                    546      18,919
TJX Companies Inc.                              242       8,494
Ultimate Electronics Inc.(1)                    143       3,968
United Auto Group Inc.(1)                       179       3,571
Value City Department Stores Inc.(1)            286       1,195

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Walgreen Co.                                    447      15,354
Wal-Mart Stores Inc.                          1,598      76,784
Wendy's International Inc.                       83       2,356
RETAIL (CONTINUED)
---------------------------------------------------------------
Whitehall Jewellers Inc.(1)                     215  $    2,524
---------------------------------------------------------------
                                                        380,084
---------------------------------------------------------------

SEMICONDUCTORS - 0.62%
---------------------------------------------------------------
Advanced Micro Devices Inc.(1)                  308       4,173
Altera Corp.(1)                                 279       7,924
Analog Devices Inc.(1)(2)                       244      11,658
Applied Materials Inc.(1)                       537      23,139
Applied Micro Circuits Corp.(1)                 286       4,081
Broadcom Corp. "A"(1)                           179       5,755
Elantec Semiconductor Inc.(1)                   179       6,802
Emcore Corp.(1)                                 107       1,622
Intel Corp.                                   2,892      80,860
Linear Technology Corp.                         252      10,352
LSI Logic Corp.(1)                              227       4,597
Maxim Integrated Products Inc.(1)               286      13,216
Micron Technology Inc.(1)                       426      16,022
Teradyne Inc.(1)                                194       6,359
Texas Instruments Inc.                        1,123      37,171
Xilinx Inc.(1)                                  253       9,877
---------------------------------------------------------------
                                                        243,608
---------------------------------------------------------------

SOFTWARE - 0.69%
---------------------------------------------------------------
Actuate Corp.(1)                                250       1,725
Adobe Systems Inc.                              303      10,184
Automatic Data Processing Inc.                  289      14,959
BMC Software Inc.(1)                            204       3,264
BroadVision Inc.(1)                             393         507
Centra Software Inc.(1)                         179       1,763
Certegy Inc.(1)                                  37       1,271
Computer Associates International Inc.          346      10,743
Compuware Corp.(1)                              411       5,018
Documentum Inc.(1)                              250       3,675
EXE Technologies Inc.(1)                        250         950
First Data Corp.                                230      15,146
Globix Corp.(1)                                 250         213
IMS Health Inc.                                 175       4,659
Microsoft Corp.(1)                            2,356     134,410
NetIQ Corp.(1)                                   69       2,222
Novell Inc.(1)                                  402       1,829
Oracle Corp.(1)                               2,462      30,061
Per-Se Technologies Inc.(1)                     429       3,608
RadiSys Corp.(1)                                143       2,377
Siebel Systems Inc.(1)                          322       6,955
SkillSoft Corp.(1)                               72       2,016
Synplicity Inc.(1)                              107         744
Vastera Inc.(1)                                 179       1,792
XCare.net Inc.(1)(2)                            215       3,528
Yahoo! Inc.(1)(2)                               336       3,985
---------------------------------------------------------------
                                                        267,604
---------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT - 0.26%
---------------------------------------------------------------
ADC Telecommunications Inc.(1)                  682       2,980

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Andrew Corp.(1)                                 283       5,756
Avaya Inc.(1)                                   312       3,544
Comverse Technology Inc.(1)                     107       2,690
TELECOMMUNICATION EQUIPMENT (CONTINUED)
---------------------------------------------------------------
Harmonic Inc.(1)                                465  $    6,975
JDS Uniphase Corp.(1)                         1,158       8,164
Lucent Technologies Inc.                      2,161      14,738
Motorola Inc.                                 1,669      29,041
NMS Communications Corp.(1)                     465       1,311
QUALCOMM Inc.(1)                                351      20,656
Sorrento Networks Corp.(1)(2)                   358       1,532
Tellabs Inc.(1)                                 273       3,636
Williams Communications Group Inc.(1)           132         218
---------------------------------------------------------------
                                                        101,241
---------------------------------------------------------------

TELECOMMUNICATIONS - 0.44%
---------------------------------------------------------------
Anaren Microwave Inc.(1)                        215       4,113
AT&T Wireless Services Inc.(1)                  689      10,680
Catapult Communications Corp.(1)                179       3,249
Celeritek Inc.(1)                               250       3,813
Channell Commercial Corp.(1)                    465       2,186
Choice One Communications Inc.(1)               250       1,140
Corning Inc.(2)                                 745       8,947
General Communication Inc. "A"(1)               429       4,637
Global Crossing Ltd.(1)(2)                      680       2,876
InterDigital Communications Corp.(1)            250       2,253
ITC DeltaCom Inc.(1)                            465         749
Lightpath Technologies Inc. "A"(1)              322       1,188
Nextel Communications Inc. "A"(1)(2)            421       5,086
Pentastar Communications Inc.(1)(2)             215       3,171
Qwest Communications International Inc.       1,119      24,059
Sprint Corp. (PCS Group)(1)(2)                  559      13,964
Tollgrade Communications Inc.(1)                143       3,103
Verizon Communications Inc.                   1,447      72,350
WebEx Communications Inc.(1)(2)                 215       3,713
---------------------------------------------------------------
                                                        171,277
---------------------------------------------------------------

TELEPHONE - 0.48%
---------------------------------------------------------------
Alltel Corp.                                    161       9,338
AT&T Corp.                                    2,042      38,880
BellSouth Corp.                               1,144      42,671
CenturyTel Inc.                                 107       3,750
SBC Communications Inc.                       1,507      61,651
Sprint Corp. (FON Group)                        451      10,526
WorldCom Inc.(1)                              1,664      21,399
---------------------------------------------------------------
                                                        188,215
---------------------------------------------------------------

TEXTILES - 0.04%
---------------------------------------------------------------
Cutter & Buck Inc.(1)                           572       2,940
Interface Inc. "A"                              536       3,136
Oxford Industries Inc.                          286       6,335
Westpoint Stevens Inc.                          572       1,321
---------------------------------------------------------------
                                                         13,732
---------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

TOBACCO - 0.16%
---------------------------------------------------------------
Philip Morris Companies Inc.                  1,109      52,567
TOBACCO (CONTINUED)
---------------------------------------------------------------
UST Inc.                                        240  $    7,920
---------------------------------------------------------------
                                                         60,487
---------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.04%
---------------------------------------------------------------
Hasbro Inc.(2)                                  203       3,520
Mattel Inc.                                     395       7,106
Topps Co. (The)(1)                              536       6,164
---------------------------------------------------------------
                                                         16,790
---------------------------------------------------------------

TRUCKING & LEASING - 0.04%
---------------------------------------------------------------
Ryder System Inc.                               583      13,170
Willis Lease Finance Corp.(1)                   393       3,851
---------------------------------------------------------------
                                                         17,021
---------------------------------------------------------------
WATER - 0.01%
---------------------------------------------------------------
American States Water Co.                       143       5,413
---------------------------------------------------------------
                                                          5,413
---------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $6,415,011)                                    6,264,166
---------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 5.43%
AUSTRALIA - 0.29%
---------------------------------------------------------------
Coles Myer Ltd. ADR                             384      11,597
National Australia Bank ADR(2)                  448      39,711
News Corporation Ltd. ADR                       348      11,341
Rio Tinto PLC ADR                               368      26,938
Westpac Banking Corp. ADR                       632      23,289
---------------------------------------------------------------
                                                        112,876
---------------------------------------------------------------

CANADA - 0.05%
---------------------------------------------------------------
Alcan Aluminum Ltd.                               1          18
Barrick Gold Corp.(2)                           115       1,842
Inco Ltd.(1)                                     95       1,579
Nortel Networks Corp.                         2,157      13,503
Placer Dome Inc.                                401       4,431
---------------------------------------------------------------
                                                         21,373
---------------------------------------------------------------

DENMARK - 0.33%
---------------------------------------------------------------
Novo-Nordisk A/S ADR                          2,514     104,582
TDC A/S ADR                                   1,244      22,268
---------------------------------------------------------------
                                                        126,850
---------------------------------------------------------------

FINLAND - 0.07%
---------------------------------------------------------------
Nokia OYJ ADR                                 1,699      26,742
---------------------------------------------------------------
                                                         26,742
---------------------------------------------------------------
FRANCE - 0.81%
---------------------------------------------------------------
Alcatel SA ADR(2)                             1,516      23,650

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

Aventis SA ADR                                  921      67,233
AXA-UAP ADR                                   1,699      46,807
FRANCE (CONTINUED)
---------------------------------------------------------------
France Telecom SA ADR                           258  $    8,501
LVMH Moet-Hennessy Louis Vuitton ADR(2)       1,909      18,708
Total Fina SA ADR                             1,883     139,060
Vivendi Universal SA ADR                        270      14,772
---------------------------------------------------------------
                                                        318,731
---------------------------------------------------------------

GERMANY - 0.27%
---------------------------------------------------------------
DaimlerChrysler AG(2)                         1,521      66,848
Deutsche Telekom AG ADR                       1,426      22,174
SAP AG ADR                                      451      15,555
---------------------------------------------------------------
                                                        104,577
---------------------------------------------------------------

IRELAND - 0.12%
---------------------------------------------------------------
Allied Irish Banks PLC ADR(2)                 2,053      45,885
---------------------------------------------------------------
                                                         45,885
---------------------------------------------------------------

ITALY - 0.23%
---------------------------------------------------------------
Benetton Group SpA ADR                          865      23,485
ENI-Ente Nazionale Idrocarburi SpA
  ADR(2)                                        279      18,805
Fiat SpA ADR                                    819      19,042
San Paolo-IMI SpA ADR(2)                      1,098      27,505
---------------------------------------------------------------
                                                         88,837
---------------------------------------------------------------

JAPAN - 0.88%
---------------------------------------------------------------
Canon Inc. ADR                                  372      11,316
Fuji Photo Film Co. Ltd. ADR                    281      10,467
Hitachi Ltd. ADR                                169      13,528
Honda Motor Company Ltd. ADR                    191      13,943
Ito-Yokado Co. Ltd. ADR                         343      13,147
Japan Air Lines ADR                           2,170      12,805
Kirin Brewery Co. Ltd. ADR                      274      21,030
Kubota Corp. ADR                                316      21,804
Kyocera Corp. ADR                               118       7,907
Makita Corp. ADR                                347       2,134
Matsushita Electric Industrial Co.
  ADR(2)                                        848      12,771
Mitsubishi Corp. ADR                            992      16,368
Mitsui & Co. ADR                                136      18,666
NEC Corp. ADR                                 3,107      38,430
Nippon Telegraph & Telephone Corp.
  ADR(2)                                        685      15,474
Nissan Motor Co. Ltd. ADR                     1,182      13,711
Pioneer Corp. ADR                               480       9,432
Ricoh Corp. Ltd. ADR                            146      11,826
Sony Corp. ADR                                  227      10,192
Tokio Marine and Fire Insurance Co. Ltd.
  ADR                                           754      39,291
Toyota Motor Corp. ADR                          493      30,122
---------------------------------------------------------------
                                                        344,364
---------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

NETHERLANDS - 0.63%
---------------------------------------------------------------
Abn Amro Holding NV ADR                       1,681      30,930
NETHERLANDS (CONTINUED)
---------------------------------------------------------------
Aegon NV ADR                                    837  $   25,277
Akzo Nobel NV ADR                               472      21,141
Elsevier NV ADR                               1,491      37,573
ING Groep NV ADR                                616      19,515
Koninklijke (Royal) Philips Electonics
  NV ADR                                        850      22,755
Koninklijke Ahold NV ADR(2)                   1,151      34,852
Royal Dutch Petroleum Co. - NY Shares           921      52,156
---------------------------------------------------------------
                                                        244,199
---------------------------------------------------------------
NEW ZEALAND - 0.02%
---------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR(2)        390       6,876
---------------------------------------------------------------
                                                          6,876
---------------------------------------------------------------

PORTUGAL - 0.02%
---------------------------------------------------------------
Banco Comercial Portugues ADR(1)                456       9,006
---------------------------------------------------------------
                                                          9,006
---------------------------------------------------------------

SINGAPORE - 0.01%
---------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)(2)                                193       5,170
---------------------------------------------------------------
                                                          5,170
---------------------------------------------------------------

SPAIN - 0.26%
---------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR        1,578      20,593
Banco Santander Central Hispano SA ADR        4,523      41,385
Repsol SA ADR                                   945      15,980
Telefonica SA ADR(1)                            673      23,723
---------------------------------------------------------------
                                                        101,681
---------------------------------------------------------------

SECURITY                                     SHARES       VALUE


---------------------------------------------------------------

SWEDEN - 0.05%
---------------------------------------------------------------
SWEDEN (CONTINUED)
---------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB ADR        4,153  $   20,682
---------------------------------------------------------------
                                                         20,682
---------------------------------------------------------------

SWITZERLAND - 0.04%
---------------------------------------------------------------
Adecco SA ADR                                 1,038      12,622
Sulzer Medica ADR(2)                            569       4,268
---------------------------------------------------------------
                                                         16,890
---------------------------------------------------------------

UNITED KINGDOM - 1.35%
---------------------------------------------------------------
AstraZeneca PLC ADR                             945      45,833
Barclays PLC ADR                                308      38,500
BP Amoco PLC ADR                                861      43,808
British Sky Broadcasting PLC ADR(1)(2)          242      16,553
British Telecom PLC ADR(2)                      552      34,561
Cadbury Schweppes PLC ADR                     1,107      30,022
Diageo PLC ADR                                1,519      61,656
GlaxoSmithKline PLC ADR                       2,441     129,251
Hanson PLC ADR                                  937      36,365
Hong Kong & Shanghai Banking ADR                283      16,822
Reuters Group PLC ADR                           273      18,482
Vodafone Group PLC ADR                        2,697      54,345
---------------------------------------------------------------
                                                        526,198
---------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $2,272,581)                                    2,120,937
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $8,687,592)                                    8,385,103
---------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                  FACE AMOUNT       VALUE


-----------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 77.19%
-----------------------------------------------------------------
U.S. Treasury Bonds
   8.75%,  11/15/08                        $ 450,000   $  494,789
   9.38%,  02/15/06                          110,000      132,223
  10.75%,  05/15/03                          850,000      949,610
  10.75%,  08/15/05                          100,000      123,141
  11.13%,  08/15/03                          550,000      626,184
  11.63%,  11/15/04                          270,000      329,906
  12.00%,  05/15/05                          100,000      126,344
  13.75%,  08/15/04                          200,000      253,531
U.S. Treasury Notes
   4.25%,  11/15/03                          500,000      505,449
   4.75%,  02/15/04                          400,000      408,656
   4.75%,  11/15/08                        2,240,000    2,238,251
   5.25%,  08/15/03                        1,100,000    1,133,300
   5.25%,  05/15/04(2)                       900,000      931,219
   5.38%,  06/30/03                           30,000       30,941
   5.50%,  01/31/03                          600,000      616,640
   5.50%,  02/28/03                          200,000      205,766
   5.50%,  03/31/03                          400,000      411,984
   5.50%,  05/31/03                          200,000      206,445
   5.50%,  02/15/08                          145,000      151,831
   5.50%,  05/15/09                          400,000      417,719
   5.63%,  11/30/02                          700,000      718,758
   5.63%,  12/31/02                          700,000      719,851
   5.63%,  02/15/06                          300,000      315,891
   5.63%,  05/15/08                        1,100,000    1,157,578
   5.75%,  10/31/02                        1,150,000    1,180,817
   5.75%,  11/30/02                        1,100,000    1,131,023
   5.75%,  08/15/03                          300,000      311,859
   5.75%,  11/15/05(2)                       560,000      590,100
   5.88%,  09/30/02                          200,000      205,336
   5.88%,  02/15/04(2)                       400,000      419,062
   5.88%,  11/15/04(2)                     1,400,000    1,473,664
   5.88%,  11/15/05(2)                       320,000      339,163
   6.00%,  08/15/04                          400,000      422,094
   6.00%,  08/15/09                          600,000      645,750
   6.13%,  08/31/02                        1,100,000    1,129,863
   6.13%,  08/15/07                          500,000      539,610
   6.25%,  08/31/02                          540,000      555,357
   6.25%,  02/15/03                          550,000      571,162
   6.25%,  02/15/07                          650,000      704,235
   6.50%,  05/15/05(2)                       300,000      323,461
   6.50%,  08/15/05                          200,000      216,156
   6.50%,  10/15/06(2)                       800,000      873,187
   6.63%,  05/15/07                          400,000      441,219
   6.75%,  05/15/05                          700,000      759,500
   6.88%,  05/15/06(2)                       400,000      441,406

SECURITY                                  FACE AMOUNT       VALUE


-----------------------------------------------------------------

   7.00%,  07/15/06                        $1,190,000  $1,321,412
   7.25%,  05/15/04                          880,000      954,490
   7.25%,  08/15/04(2)                       450,000      490,289
   7.50%,  02/15/05                          400,000      442,734
   7.88%,  11/15/04                          400,000      444,641
-----------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,204,218)                                    30,133,597
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.19%
-----------------------------------------------------------------
Dreyfus Money Market Fund(3)               1,356,331    1,356,331
Goldman Sachs Financial Square Prime
  Obligation Fund(3)                         621,131      621,131
Providian Temp Cash Money Market Fund(3)   1,610,643    1,610,643
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,588,105)                                      3,588,105
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.53%
-----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 08/31/01,
  due 09/04/01, with a maturity value of
  $204,720 and an effective yield of
  3.38%.                                     204,643      204,643
-----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $204,643)                                          204,643
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.39%
(Cost $41,684,558)                                     42,311,448
-----------------------------------------------------------------

Other Assets, Less Liabilities - (8.39%)               (3,274,908)
-----------------------------------------------------------------

NET ASSETS - 100.00%                                   $39,036,540
-----------------------------------------------------------------


-----------------------------------------------------

(1)  NON-INCOME EARNING SECURITIES.
(2)  DENOTES ALL OR PART OF SECURITY ON LOAN. SEE NOTE 4.
(3) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

COMMON STOCKS - 41.03%
U.S. COMMON STOCKS - 30.48%
ADVERTISING - 0.08%
----------------------------------------------------------------
Equity Marketing Inc.(1)                        593  $     8,005
Interpublic Group of Companies Inc.           1,186       32,117
Omnicom Group Inc.                              672       52,275
----------------------------------------------------------------
                                                          92,397
----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.38%
----------------------------------------------------------------
Boeing Co.                                    2,452      125,542
General Dynamics Corp.                          981       77,460
Goodrich (B.F.) Co.                             710       22,755
Lockheed Martin Corp.                         1,690       67,363
Northrop Grumman Corp.                          479       39,278
Raytheon Co.                                  1,766       46,428
Rockwell Collins                                678       13,777
United Technologies Corp.                     1,111       75,992
----------------------------------------------------------------
                                                         468,595
----------------------------------------------------------------

AGRICULTURE - 0.02%
----------------------------------------------------------------
Maui Land & Pineapple Co.(1)                    932       24,791
----------------------------------------------------------------
                                                          24,791
----------------------------------------------------------------

AIRLINES - 0.07%
----------------------------------------------------------------
AMR Corp.(1)                                    969       30,998
Northwest Airlines Corp. "A"(1)                 790       16,653
Southwest Airlines Co.                        1,611       28,821
U.S. Airways Group Inc.(1)                      898       11,405
----------------------------------------------------------------
                                                          87,877
----------------------------------------------------------------

APPAREL - 0.13%
----------------------------------------------------------------
Garan Inc.                                      805       29,938
Haggar Corp.                                  1,187       14,303
Liz Claiborne Inc.                            1,014       53,184
Nike Inc. "B"                                   763       38,150
VF Corp.                                        787       27,207
----------------------------------------------------------------
                                                         162,782
----------------------------------------------------------------

AUTO MANUFACTURERS - 0.24%
----------------------------------------------------------------
Ford Motor Company                            6,207      123,333
General Motors Corp. "A"                      1,953      106,927
Navistar International Corp.(1)               1,054       36,121
PACCAR Inc.                                     539       29,807
----------------------------------------------------------------
                                                         296,188
----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.08%
----------------------------------------------------------------
Dana Corp.                                      844       16,542
Delphi Automotive Systems Corp.               1,060       15,889
Goodyear Tire & Rubber Co.                      689       16,880
TRW Inc.                                        812       28,582

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

AUTO PARTS & EQUIPMENT (CONTINUED)
----------------------------------------------------------------
Visteon Corp.                                   954  $    16,313
----------------------------------------------------------------
                                                          94,206
----------------------------------------------------------------

BANKS - 2.32%
----------------------------------------------------------------
AmSouth Bancorp                               1,839       34,978
Area Bancshares Corp.                         1,166       19,635
Bancorp South Inc.                            1,255       20,344
Bank of America Corp.                         4,212      259,038
Bank of New York Co. Inc.                     1,732       68,760
Bank One Corp.                                3,410      118,293
BankUnited Financial Corp. "A"(1)             1,865       23,611
Banner Corporation                            1,280       28,774
BB&T Corp.                                    2,458       90,405
Centennial Bancorp                            2,007       16,357
CFS Bancorp Inc.                              1,865       25,737
Charter One Financial Inc.                    1,337       39,040
Comerica Inc.                                   736       43,976
Community Trust Bancorp Inc.                  1,187       26,387
Dime Community Bancshares                     1,335       36,352
Fifth Third Bancorp                           2,052      119,632
First Republic Bank(1)                          763       17,702
First Sentinel Bancorp Inc.                   1,907       24,200
First Union Corp.                             2,497       85,948
FirstFed Financial Corp.(1)                   1,144       33,176
Flagstar Bancorp Inc.                         1,653       36,333
FleetBoston Financial Corp.                   2,406       88,613
Gold Bancorp Inc.                             1,950       14,527
Golden West Financial Corp.                     393       22,743
Hamilton Bancorp Inc.(1)                      1,738        5,996
Huntington Bancshares Inc.                    1,191       21,652
JP Morgan Chase & Co.                         5,094      200,704
Mellon Financial Corp.                        1,625       57,281
National City Corp.                           3,639      112,336
NBT Bancorp Inc.                              1,187       19,087
Northern Trust Corp.                            799       45,303
Northwest Bancorp Inc.                        1,992       22,310
OceanFirst Financial Corp.                    1,102       28,542
PNC Financial Services Group                  1,254       83,504
Regions Financial Corp.                       1,372       40,337
Republic Bancorp Inc.                         1,831       25,909
Republic Bancorp Inc. "A"                     1,314       18,475
Republic Bancshares Inc.(1)                   1,272       23,074
Royal Bancshares of Pennsylvania "A"          1,691       33,482
SouthTrust Corp.                              2,045       49,816
State Street Corp.                              993       48,220
Sterling Financial Corp.(WA)                    932       20,644
SunTrust Banks Inc.                           1,124       76,769
Synovus Financial Corp.                       1,717       52,884
U.S. Bancorp                                  5,969      144,689
Union Planters Corp.                            908       40,406
United Community Financial Corp.              1,950       14,469
USB Holding Co. Inc.                          1,314       19,316
Washington Mutual Inc.                        2,499       93,563
Wells Fargo & Company                         4,882      224,621

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

BANKS (CONTINUED)
----------------------------------------------------------------
West Coast Bancorp                            1,556  $    21,722
----------------------------------------------------------------
                                                       2,839,672
----------------------------------------------------------------

BEVERAGES - 0.55%
----------------------------------------------------------------
Anheuser-Busch Companies Inc.                 1,501       64,603
Brown-Forman Corp. "B"                          389       25,090
Coca-Cola Co.                                 6,054      294,648
Coca-Cola Enterprises Inc.(2)                 1,799       27,291
National Beverage Corp.(1)                    2,077       21,601
Peet's Coffee & Tea Inc.(1)                     975        8,287
PepsiCo Inc.                                  5,047      237,209
----------------------------------------------------------------
                                                         678,729
----------------------------------------------------------------

BIOTECHNOLOGY - 0.37%
----------------------------------------------------------------
Amgen Inc.(1)                                 3,550      228,265
Applera Corp. - Celera Genomics Group(1)        339        9,000
Biogen Inc.(1)                                  612       36,940
Bio-Technology General Corp.(1)               2,331       22,144
Chiron Corp.(1)                                 509       23,730
Cryolife Inc.(1)                                890       31,835
Deltagen Inc.(1)                                170        1,166
Exelixis Inc.(1)                                763       12,803
Genentech Inc.(1)                               212        9,731
Human Genome Sciences Inc.(1)                   381       17,099
Immunex Corp.(1)                                834       14,495
Immunomedics Inc.(1)                            551        8,061
Integra LifeSciences Holdings
  Corporation(1)                                254        6,861
Isis Pharmaceuticals Inc.(1)(2)               1,060       17,278
Transkaryotic Therapies Inc.(1)                 466       14,236
----------------------------------------------------------------
                                                         453,644
----------------------------------------------------------------

BROADCASTING - 0.00%
----------------------------------------------------------------
Cablevision Systems Corporation --
  Rainbow Media Group(1)                        165        3,927
----------------------------------------------------------------
                                                           3,927
----------------------------------------------------------------

BUILDING MATERIALS - 0.14%
----------------------------------------------------------------
American Standard Companies Inc.(1)             670       46,799
Ceradyne Inc.(1)                                297        2,138
Masco Corp.                                   3,339       86,213
Vulcan Materials Co.                            638       30,630
----------------------------------------------------------------
                                                         165,780
----------------------------------------------------------------

CHEMICALS - 0.42%
----------------------------------------------------------------
Air Products & Chemicals Inc.                   878       37,227
Dow Chemical Co.                              2,751       96,450
Du Pont (E.I.) de Nemours                     2,941      120,493
Eastman Chemical Co.                            369       14,314
Engelhard Corp.                               2,633       68,800
Hercules Inc.                                 1,923       21,730

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

CHEMICALS (CONTINUED)
----------------------------------------------------------------
Nanophase Technologies Corp.(1)                 890  $     5,304
Praxair Inc.                                    602       28,336
Rohm & Haas Co. "A"                             849       30,488
Sherwin-Williams Co.                          1,104       25,006
Sigma-Aldrich Corp.                           1,417       64,629
----------------------------------------------------------------
                                                         512,777
----------------------------------------------------------------

COMMERCIAL SERVICES - 0.55%
----------------------------------------------------------------
Arbitron Inc.(1)                                320        9,424
Block (H & R) Inc.                            1,176       45,758
CDI Corp.(1)                                    932       16,403
Cendant Corp.(1)(2)                           3,044       58,049
Charles River Associates Inc.(1)                721       11,536
Concord EFS Inc.(1)                           1,181       61,967
Convergys Corp.(1)                              932       26,161
CPI Corp.                                       593       11,261
Donnelley (R.R.) & Sons Co.                   3,244       96,736
Dun & Bradstreet Corp.(1)                       869       28,990
Ecolab Inc.                                     626       25,090
Electro Rent Corp.(1)                         1,399       21,265
Equifax Inc.                                    975       25,379
First Consulting Group Inc.(1)                  593        5,485
Insurance Auto Auctions Inc.(1)                 890       14,329
Interactive Data Corp.                        1,399       16,648
kForce.com Inc.(1)                              382        2,025
McKesson HBOC Inc.                            1,353       53,105
Moody's Corp.                                 1,229       42,265
NationsRent Inc.(1)                           2,713          841
Paychex Inc.                                  1,540       57,088
ProsoftTraining.com(1)                          424          437
Wackenhut Corrections Corp.(1)                1,695       22,459
World Fuel Services Corp.                     1,653       20,497
----------------------------------------------------------------
                                                         673,198
----------------------------------------------------------------

COMPUTERS - 1.74%
----------------------------------------------------------------
Ansoft Corp.(1)                                 848       11,236
Apple Computer Inc.(1)                        1,318       24,449
Art Technology Group Inc.(1)                    466          694
Bottomline Technologies Inc.(1)               4,789       26,244
CCC Information Services Group Inc.(1)           85          595
Cisco Systems Inc.(1)                        22,370      365,302
Compaq Computer Corp.                         5,665       69,963
Computer Sciences Corp.(1)                      651       24,478
Covansys Corporation(1)                         636        8,173
Datalink Corp.(1)                               424        3,091
Dataram Corp.(1)                                212        1,512
Datastream Systems Inc.(1)                      721        3,605
Dell Computer Corp.(1)                        8,831      188,807
Echelon Corp.(1)(2)                             424        6,971
Electronic Data Systems Corp.                 1,600       94,368
EMC Corp.(1)                                  7,716      119,289
Enterasys Networks Inc.(1)                      932        9,460
Extended Systems Inc.(1)                        170          697

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

COMPUTERS (CONTINUED)
----------------------------------------------------------------
Extreme Networks Inc.(1)                        381  $     6,085
Gateway Inc.(1)                               1,301       11,670
Global Imaging Systems Inc.(1)                1,060       16,960
Hewlett-Packard Co.                           7,518      174,493
INRANGE Technologies Corp.(1)(2)                890        7,476
International Business Machines Corp.         5,457      545,700
Interwoven Inc.(1)                              593        4,833
Juniper Networks Inc.(1)                        551        7,714
Keynote Systems Inc.(1)                         890        7,342
Lexmark International Group Inc. "A"(1)         523       27,222
McDATA Corporation "A"(1)                       201        2,870
NCR Corp.(1)                                  1,097       41,521
Network Appliance Inc.(1)                     1,194       15,474
Nuance Communications Inc.(1)                   127        1,326
NYFIX Inc.(1)                                   805       12,727
Palm Inc.(1)                                  2,033        7,278
Pegasus Solutions Inc.(1)                       593        7,709
Performance Technologies Inc.(1)                551        7,235
Procom Technology Inc.(1)(2)                    551        5,069
Qualstar Corp.(1)                               466        2,330
Rainbow Technologies Inc.(1)                     42          191
Red Hat Inc.(1)                               1,823        6,453
Riverstone Networks Inc.(1)                     478        4,531
Safeguard Scientifics Inc.(1)                   127          405
Sapient Corp.(1)                                593        3,208
SilverStream Software Inc.(1)                   381        2,149
SS&C Technologies Inc.(1)                     1,144        7,562
Sun Microsystems Inc.(1)                     11,444      131,034
Turnstone Systems Inc.(1)                       424        1,526
Unisys Corp.(1)                               1,531       18,096
Vasco Data Security International
  Inc.(1)                                     1,017        1,983
VeriSign Inc.(1)                                981       40,270
Veritas Software Corp.(1)                     1,326       38,083
----------------------------------------------------------------
                                                       2,127,459
----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.50%
----------------------------------------------------------------
Avon Products Inc.(2)                           940       43,362
Colgate-Palmolive Co.                         1,636       88,589
Gillette Co.                                  3,062       93,850
International Flavors & Fragrances Inc.       1,146       34,552
Kimberly-Clark Corp.                          1,511       93,758
Procter & Gamble Co.                          3,495      259,154
Tristar Corp.(1)                              2,119        2,967
----------------------------------------------------------------
                                                         616,232
----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.09%
----------------------------------------------------------------
Costco Wholesale Corp.(1)                     1,662       62,175
Genuine Parts Co.                               877       26,977
Grainger (W.W.) Inc.                            574       24,286
----------------------------------------------------------------
                                                         113,438
----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.86%
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
----------------------------------------------------------------
Acacia Research Corp.(1)(2)                   1,102  $    12,849
American Express Co.                          3,427      124,811
Bear Stearns Companies Inc.                     584       30,479
Capital One Financial Corp.                     841       46,768
Charter Municipal Mortgage Acceptance
  Corp.                                       1,823       28,585
Citigroup Inc.                               15,497      708,988
Countrywide Credit Industries Inc.            1,057       43,865
Digital Insight Corp.(1)                        297        5,070
Fannie Mae                                    2,747      209,349
First Albany Companies Inc.                      45          364
Franklin Resources Inc.                       1,085       44,518
Freddie Mac                                   2,346      147,516
Friedman Billings Ramsey Group
  Inc. "A"(1)                                   678        4,475
Household International Inc.                  1,229       72,634
Lehman Brothers Holdings Inc.                   983       64,534
MBNA Corp.                                    3,170      110,189
Merrill Lynch & Co. Inc.                      3,041      156,916
MicroFinancial Inc.                           1,017       13,648
Morgan Stanley Dean Witter & Co.              3,699      197,342
NextCard Inc.(1)                                805        7,189
Providian Financial Corp.(2)                  1,066       41,638
Schwab (Charles) Corp.                        4,558       56,793
Seacoast Financial Services Corp.             2,204       34,713
Stilwell Financial Inc.                       1,196       34,206
T Rowe Price Group Inc.                         773       28,902
USA Education Inc.(2)                           672       53,229
----------------------------------------------------------------
                                                       2,279,570
----------------------------------------------------------------

ELECTRIC - 0.83%
----------------------------------------------------------------
AES Corp.(1)                                  1,844       61,073
Ameren Corp.                                    827       34,114
Calpine Corp.(1)                                848       28,001
Cinergy Corp.                                 1,046       33,681
CMS Energy Corp.                              2,309       54,169
Constellation Energy Group Inc.                 856       25,697
DTE Energy Co.(2)                               665       28,788
Duke Energy Corp.                             3,650      143,481
Entergy Corp.                                 1,115       42,950
Exelon Corp.                                    381       20,803
FirstEnergy Corp.                             1,363       44,829
GPU Inc.                                        940       35,889
Mirant Corp.(1)                                 127        3,639
Niagara Mohawk Holdings Inc.(1)               3,400       59,296
NiSource Inc.                                 1,405       35,420
Pinnacle West Capital Corp.                   2,119       94,529
PPL Corp.                                     1,009       43,740
Progress Energy Inc.                          1,129       47,068
Reliant Energy Inc.                           1,523       45,781
Southern Co.                                    932       21,594
Xcel Energy Inc.                              4,163      114,066
----------------------------------------------------------------
                                                       1,018,608
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.08%
----------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT (CONTINUED)
----------------------------------------------------------------
American Power Conversion Corp.(1)            1,282  $    17,730
Emerson Electric Co.                          1,017       54,511
Energizer Holdings Inc.(1)                        1           18
Evercel Inc.(1)                                 890          979
Molex Inc.                                      844       26,645
----------------------------------------------------------------
                                                          99,883
----------------------------------------------------------------
ELECTRONICS - 0.46%
----------------------------------------------------------------
Agilent Technologies Inc.(1)                  1,574       41,711
Alpha Industries Inc.(1)(2)                     466       14,800
Applera Corp. - Applied Biosystems Group        815       20,383
Astropower Inc.(1)(2)                           297       10,422
Diodes Inc.(1)                                  254        2,210
Energy Conversion Devices Inc.(1)               297        5,622
General Cable Corp.                             551        8,342
Genrad Inc.(1)                                  848        4,486
HI/FN Inc.(1)                                   593        5,580
Hutchinson Technology Inc.(1)                   636       12,008
II-VI Inc.(1)                                   636        9,839
Interlogix Inc.(1)                              254        7,018
inTEST Corp.(1)                                 339        1,898
Jabil Circuit Inc.(1)(2)                        721       16,662
JNI Corp.(1)                                    805        4,436
Johnson Controls Inc.                           494       36,185
Keithley Instruments Inc.                       339        6,749
Mackie Designs Inc.(1)                        1,017        4,983
Maxwell Technologies Inc.(1)                    466        6,734
Millipore Corp.                                 672       42,638
OYO Geospace Corp.(1)                           424        6,360
Parker Hannifin Corp.                           609       26,796
Parlex Corp.(1)                                 170        1,963
PCD Inc.(1)                                     170          569
PerkinElmer Inc.                              1,096       35,160
Photon Dynamics Inc.(1)                         424       15,247
Sage Inc.(1)                                  1,017       18,286
Sanmina Corp.(1)                              1,297       23,359
Signal Technology Corp.(1)                    1,399       11,472
Solectron Corp.(1)(2)                         2,351       31,974
Spectrum Control Inc.(1)                      1,144        5,777
Symbol Technologies Inc.                        763       10,300
Tektronix Inc.(1)                             1,132       22,119
Thermo Electron Corp.(1)                      2,023       43,838
Trimble Navigation Ltd.(1)                      678       11,187
UQM Technologies Inc.(1)                      1,483        7,015
Virata Corp.(1)                                 466        5,503
Waters Corp.(1)                                 427       14,147
Zoltek Companies Inc.(1)                      1,526        5,555
----------------------------------------------------------------
                                                         559,333
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

ENERGY & RELATED - 0.01%
----------------------------------------------------------------
Headwaters Inc.(1)                            1,229       12,155
----------------------------------------------------------------
                                                          12,155
----------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.05%
----------------------------------------------------------------
Fluor Corp.                                   1,382  $    62,646
Washington Group Warrants (Expires
  03/11/03)(1)                                   17            1
----------------------------------------------------------------
                                                          62,647
----------------------------------------------------------------

ENTERTAINMENT - 0.03%
----------------------------------------------------------------
Churchill Downs Inc.                            551       17,764
Expedia Inc. "A"(1)(2)                          127        4,745
Steinway Musical Instruments Inc.(1)            763       13,200
----------------------------------------------------------------
                                                          35,709
----------------------------------------------------------------

ENTERTAINMENT & LEISURE - 0.01%
----------------------------------------------------------------
Alliance Gaming Corp.(1)                        508       10,013
----------------------------------------------------------------
                                                          10,013
----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.06%
----------------------------------------------------------------
Allied Waste Industries Inc.(1)               1,483       26,887
Waste Management Inc.                         1,568       48,498
----------------------------------------------------------------
                                                          75,385
----------------------------------------------------------------

FOOD - 0.56%
----------------------------------------------------------------
Albertson's Inc.                                127        4,444
Archer-Daniels-Midland Co.                    3,112       41,797
Campbell Soup Co.                               636       17,929
ConAgra Foods Inc.                              721       16,547
General Mills Inc.                              297       13,169
Hershey Foods Corp.                             699       45,072
J & J Snack Foods Corp.(1)                      805       18,153
Kellogg Co.                                     339       10,845
Kroger Co.(1)                                 1,865       49,646
M&F Worldwide Corp.(1)                        1,907       10,736
Nash Finch Co.                                1,526       53,715
Ralston Purina Group                          1,351       44,151
Safeway Inc.(1)                               1,823       82,236
Sanderson Farms Inc.                          1,907       26,469
Sara Lee Corp.                                1,823       40,106
SUPERVALU Inc.                                2,524       52,954
Sysco Corp.                                   1,483       41,554
Winn-Dixie Stores Inc.                        2,691       60,413
Wrigley (William Jr.) Co.                     1,084       54,352
----------------------------------------------------------------
                                                         684,288
----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.27%
----------------------------------------------------------------
Georgia-Pacific Corp.(2)                        912       33,324
International Paper Co.                       1,760       70,611
Mead Corp.                                      608       20,210
Temple-Inland Inc.                              975       56,901
Westvaco Corp.                                1,446       44,031

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Weyerhaeuser Co.                              1,300       73,775
Willamette Industries Inc.                      538       26,093
----------------------------------------------------------------
                                                         324,945
----------------------------------------------------------------
GAS - 0.07%
----------------------------------------------------------------
EnergySouth Inc.                              1,187  $    27,182
Sempra Energy                                 1,459       39,524
Southwestern Energy Company(1)                1,611       20,137
----------------------------------------------------------------
                                                          86,843
----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.08%
----------------------------------------------------------------
Black & Decker Corp.                            558       21,946
Stanley Works (The)                           1,756       73,559
----------------------------------------------------------------
                                                          95,505
----------------------------------------------------------------

HEALTH CARE - 1.16%
----------------------------------------------------------------
Aetna Inc.(1)                                   863       25,804
America Service Group Inc.(1)                   678        6,509
Bausch & Lomb Inc.(2)                           573       20,840
Baxter International Inc.                     1,441       74,356
Becton Dickinson & Co.                        1,197       43,008
Biomet Inc.                                   1,503       41,528
Boston Scientific Corp.(1)                    1,853       35,392
Cobalt Corp.                                  2,458       16,886
Cyberoptics Corp.(1)                            678        7,797
Guidant Corp.(1)                              1,156       41,755
HCA - The Healthcare Company                  1,060       48,484
Healthsouth Corp.(1)                          2,463       44,531
Hycor Biomedical Inc.(1)                        763        3,800
Johnson & Johnson                             8,917      470,015
Medtronic Inc.                                3,826      174,236
Oxford Health Plans Inc.(1)                   1,178       35,316
PharmaNetics Inc.(1)                          1,060        8,480
Q-Med Inc.(1)                                   424        6,021
SpectRx Inc.(1)                               1,187        8,962
St. Jude Medical Inc.(1)                        874       60,131
Stryker Corp.                                   339       18,587
Tenet Healthcare Corp.(1)                     1,051       58,246
Triad Hospitals Inc.(1)                       1,349       48,766
UnitedHealth Group Inc.                         805       54,788
Wellpoint Health Networks Inc.(1)               441       46,958
Zimmer Holdings Inc.(1)                         600       16,320
----------------------------------------------------------------
                                                       1,417,516
----------------------------------------------------------------
HOME BUILDERS - 0.00%
----------------------------------------------------------------
Champion Enterprises Inc.(1)                    127        1,333
----------------------------------------------------------------
                                                           1,333
----------------------------------------------------------------
HOME FURNISHINGS - 0.08%
----------------------------------------------------------------
Cobra Electronics Corp.(1)                    1,102        7,273
Leggett & Platt Inc.                          1,522       35,797
Maytag Corp.                                    731       22,464

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Whirlpool Corp.                                 403       26,606
----------------------------------------------------------------
                                                          92,140
----------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.09%
----------------------------------------------------------------
Avery Dennison Corp.                            448       23,032
HOUSEHOLD PRODUCTS / WARES (CONTINUED)
----------------------------------------------------------------
Clorox Co.                                      843  $    31,402
Enesco Group Inc.(1)                          1,653        9,174
Fortune Brands Inc.                             632       24,174
Newell Rubbermaid Inc.                        1,152       26,381
----------------------------------------------------------------
                                                         114,163
----------------------------------------------------------------

INSURANCE - 1.27%
----------------------------------------------------------------
AFLAC Inc.                                      636       17,503
Allstate Corp.                                2,253       76,444
American International Group Inc.             7,041      550,606
American Medical Security Group Inc.(1)       1,865       12,589
AON Corp.                                     1,206       44,784
CIGNA Corp.                                     424       38,160
Cincinnati Financial Corp.                    1,093       43,720
Conseco Inc.(1)                                 890        8,170
Hancock (John) Financial Services Inc.        2,100       83,895
Hartford Financial Services Group Inc.          697       45,166
Jefferson-Pilot Corp.                         1,092       50,800
Lincoln National Corp.                        1,043       52,004
Loews Corp.                                   1,045       51,017
Marsh & McLennan Companies Inc.                 818       75,992
MBIA Inc.                                       886       47,853
MetLife Inc.(2)                               1,695       51,698
MGIC Investment Corp.                           608       42,499
MIIX Group Inc. (The)                         1,314       14,585
Penn Treaty American Corp.(1)                 1,102        3,857
PICO Holdings Inc.(1)                         1,017       14,685
ProAssurance Corp.(1)                           722       13,054
Progressive Corporation                         392       50,674
SAFECO Corp.                                    890       26,771
St. Paul Companies Inc.                       1,208       50,772
Torchmark Corp.                               1,200       50,688
UNUMProvident Corp.                           1,422       39,844
----------------------------------------------------------------
                                                       1,557,830
----------------------------------------------------------------

IRON / STEEL - 0.07%
----------------------------------------------------------------
Allegheny Technologies Inc.                   3,191       59,034
Nucor Corp.                                     381       18,517
Oregon Steel Mills Inc.(1)                      254        1,880
----------------------------------------------------------------
                                                          79,431
----------------------------------------------------------------

LEISURE TIME - 0.12%
----------------------------------------------------------------
Carnival Corp. "A"                            1,695       53,020
Harley-Davidson Inc.                          1,272       61,806
Sabre Holdings Corp.(1)                         753       31,762
----------------------------------------------------------------
                                                         146,588
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

LODGING - 0.09%
----------------------------------------------------------------
Hilton Hotels Corp.                           3,094       39,325
Marriott International Inc. "A"                 339       14,865
LODGING (CONTINUED)
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide Inc.      1,800  $    60,930
----------------------------------------------------------------
                                                         115,120
----------------------------------------------------------------
MACHINERY - 0.11%
----------------------------------------------------------------
Caterpillar Inc.                              1,409       70,450
Dover Corp.                                     938       33,693
Electroglas Inc.(1)                             763       12,567
Kadant Inc.(1)                                  123        1,704
Rockwell International Corp.                    678       10,882
----------------------------------------------------------------
                                                         129,296
----------------------------------------------------------------

MANUFACTURERS - 1.55%
----------------------------------------------------------------
Cooper Industries Inc.                          540       30,321
Danaher Corp.(2)                                664       36,898
Eastman Kodak Co.                               509       22,737
Eaton Corp.                                     356       25,607
General Electric Co.                         27,370    1,121,623
Honeywell International Inc.                  2,628       97,919
Illinois Tool Works Inc.                        551       34,443
ITT Industries Inc.                           1,182       53,367
Minnesota Mining & Manufacturing Co.          1,172      122,005
Pall Corp.                                    2,693       60,215
Tyco International Ltd.                       5,681      295,128
----------------------------------------------------------------
                                                       1,900,263
----------------------------------------------------------------

MEDIA - 1.31%
----------------------------------------------------------------
AOL Time Warner Inc.(1)                      15,474      577,954
Cablevision Systems Corp.(1)                    331       15,458
Clear Channel Communications Inc.(1)          2,035      102,299
Comcast Corp. "A"(1)                          4,578      167,692
Dow Jones & Co. Inc.(2)                         533       29,251
Gannett Co. Inc.                                466       28,734
Gemstar-TV Guide International Inc.(1)        1,300       38,558
Gray Communications Systems Inc.              1,017       16,374
Knight Ridder Inc.(2)                           594       35,996
LodgeNet Entertainment Corp.(1)                 551       11,896
Lynch Interactive Corp.(1)                      127        8,255
McGraw-Hill Companies Inc.                      212       12,561
New York Times Co. "A"                          942       40,271
Spanish Broadcasting System Inc. "A"(1)       1,399       13,025
Tribune Co.                                   1,300       51,246
Univision Communications Inc.(1)                509       15,183
Viacom Inc. "B"(1)                            5,971      253,170
Walt Disney Co. (The)                         6,638      168,804
XM Satellite Radio Holdings Inc.
  "A"(1)(2)                                   1,272       12,784
----------------------------------------------------------------
                                                       1,599,511
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

MINING - 0.12%
----------------------------------------------------------------
Alcoa Inc.                                    2,840      108,261
Newmont Mining Corp.                          1,064       22,067
MINING (CONTINUED)
----------------------------------------------------------------
Phelps Dodge Corp.                              337  $    13,278
----------------------------------------------------------------
                                                         143,606
----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.05%
----------------------------------------------------------------
Pitney Bowes Inc.                               984       42,794
Xerox Corp.                                   2,603       23,948
----------------------------------------------------------------
                                                          66,742
----------------------------------------------------------------

OIL & GAS PRODUCERS - 1.54%
----------------------------------------------------------------
Amerada Hess Corp.                              638       49,579
Anadarko Petroleum Corp.(2)                   1,049       54,286
Apache Corp.(2)                                 686       32,194
Atwood Oceanics Inc.(1)                       2,400       74,592
Burlington Resources Inc.                     1,013       38,494
Chevron Corp.                                 1,775      161,081
Conoco Inc. "B"                               2,657       78,700
Devon Energy Corp.(2)                           799       36,970
DevX Energy Inc.(1)                           1,144        6,864
Exxon Mobil Corp.                            20,448      820,987
Kerr-McGee Corp.(2)                             470       27,453
Marine Drilling Co. Inc.(1)                     848       10,939
Nabors Industries Inc.(1)                     1,327       32,538
Noble Drilling Corp.(1)                         381       10,363
Occidental Petroleum Corp.                    1,613       44,390
Penn Virginia Corp.                             678       23,689
Phillips Petroleum Co.(2)                       727       41,803
Rowan Companies Inc.(1)                         975       15,161
Texaco Inc.                                   1,848      128,713
Tosco Corp.                                   1,700       78,880
Transocean Sedco Forex Inc.                     975       28,178
Unocal Corp.                                  1,164       41,089
USX-Marathon Group Inc.                       1,589       50,069
----------------------------------------------------------------
                                                       1,887,012
----------------------------------------------------------------

OIL & GAS SERVICES - 0.15%
----------------------------------------------------------------
Baker Hughes Inc.                             1,206       39,726
Halliburton Co.                               1,003       27,944
OSCA Inc.(1)(2)                               1,060       17,543
Schlumberger Ltd.                             1,907       93,443
----------------------------------------------------------------
                                                         178,656
----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.04%
----------------------------------------------------------------
Astronics Corp.(1)                              127        1,778
Crown Cork & Seal Co. Inc.                    3,990       13,766
Owens-Illinois Inc.(1)                        2,805       15,512
Sealed Air Corp.(1)                             468       18,804
----------------------------------------------------------------
                                                          49,860
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

PHARMACEUTICALS - 2.57%
----------------------------------------------------------------
Abbott Laboratories                           4,973      247,158
Abgenix Inc.(1)                                 466       13,966
Allergan Inc.                                   622       44,940
PHARMACEUTICALS (CONTINUED)
----------------------------------------------------------------
American Home Products Corp.                  4,185  $   234,360
Amylin Pharmaceuticals Inc.(1)(2)             1,187        8,570
Aphton Corp.(1)(2)                              127        1,684
Arqule Inc.(1)                                  381        4,641
BioSphere Medical Inc.(1)                       721        8,104
Bristol-Myers Squibb Co.                      6,009      337,345
Cardinal Health Inc.                          1,629      118,819
Cell Therapeutics Inc.(1)(2)                    466       14,129
Columbia Laboratories Inc.(1)                 1,356        7,526
Dendreon Corp(1)                              1,144       11,040
Forest Laboratories Inc. "A"(1)                 466       34,023
Geron Corp.(1)                                  678       10,855
Hemispherx Biopharma Inc.(1)(2)                 424        2,035
Herbalife International Inc. "A"              1,187       13,104
King Pharmaceuticals Inc.(1)                  1,300       56,225
KV Pharmaceuticals Co.(1)                       551       16,998
Lilly (Eli) and Company                       3,596      279,157
Matrix Pharmaceutical Inc.(1)                 1,229        9,451
Medarex Inc.(1)                                 466        8,863
MedImmune Inc.(1)                               883       35,452
Merck & Co. Inc.                              6,961      453,161
MGI Pharma Inc.(1)                              678        8,068
Northfield Laboratories Inc.(1)(2)              170        2,805
Penwest Pharmaceuticals Co.(1)(2)             1,229       22,478
Pfizer Inc.                                  19,421      744,019
Pharmacia Corporation                         4,129      163,508
Schering-Plough Corp.                         4,534      172,881
Sepracor Inc.(1)                                298       12,725
Vical Inc.(1)                                   805        9,338
Watson Pharmaceuticals Inc.(1)                  670       37,587
----------------------------------------------------------------
                                                       3,145,015
----------------------------------------------------------------

PIPELINES - 0.22%
----------------------------------------------------------------
Dynegy Inc. "A"                                 763       32,176
El Paso Corp.                                 1,901       92,370
Enron Corp.(2)                                2,503       87,580
Williams Companies Inc.                       1,809       58,883
----------------------------------------------------------------
                                                         271,009
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.26%
----------------------------------------------------------------
Alexandria Real Estate Equities Inc.            890       35,591
Ameresco Capital Trust                        1,611        2,175
Capstead Mortgage Corp.                         740       17,841
Crown American Realty Trust                   5,934       49,312
Koger Equity Inc.                             1,823       31,447
Konover Property Trust Inc.                   4,366        8,645
Mid-America Apartment Communities Inc.        1,399       36,094
Parkway Properties Inc.                       1,017       32,564
Senior Housing Properties Trust                   1            8

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Thornbury Mortgage Inc.                       1,695       26,578
Washington Real Estate Investment Trust       1,907       46,455
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
----------------------------------------------------------------
Winston Hotels Inc.                           3,730  $    36,964
----------------------------------------------------------------
                                                         323,674
----------------------------------------------------------------

RETAIL - 1.95%
----------------------------------------------------------------
Amazon.com Inc.(1)(2)                           787        7,036
AutoZone Inc.(1)                                780       36,036
Bed Bath & Beyond Inc.(1)(2)                  1,373       39,611
Best Buy Co. Inc.(1)                            890       52,492
Cato Corp. "A"                                  890       15,593
Charming Shoppes Inc.(1)                      2,416       16,477
Circuit City Stores Inc.                      1,021       17,051
CVS Corp.                                     1,102       39,793
Darden Restaurants Inc.                       2,748       78,648
Deb Shops Inc.                                  805       18,185
Discount Auto Parts Inc.(1)                     890       12,905
Dollar General Corp.                          1,603       27,652
eBay Inc.(1)                                    697       39,192
Federated Department Stores Inc.(1)             828       30,065
Finlay Enterprises Inc.(1)                      890       10,057
Footstar Inc.(1)(2)                             339       13,258
Fred's Inc.                                     795       22,864
Gap Inc. (The)                                2,724       53,527
Golden State Bancorp Inc.(1)                    500          610
Guitar Center Inc.(1)                           932       13,001
Home Depot Inc.                               6,972      320,363
HomeBase Inc.(1)                              3,179        6,008
Kmart Corp.(1)                                2,472       24,819
Kohls Corp.(1)                                1,233       68,432
Limited Inc.                                  1,187       16,737
Lowe's Companies Inc.                         2,204       81,989
May Department Stores Co.                       424       14,268
McDonald's Corp.                              3,169       95,165
Nordstrom Inc.                                  843       16,902
Office Depot Inc.(1)                          2,075       28,843
Penney (J.C.) Company Inc.                    1,213       29,112
RadioShack Corp.                                788       18,439
Sears, Roebuck and Co.                          212        9,063
Staples Inc.(1)                               2,033       30,597
Starbucks Corp.(1)(2)                         1,811       30,552
Target Corp.                                  3,075      106,549
Tiffany & Co.                                   831       25,886
TJX Companies Inc.                            1,304       45,770
Toys R Us Inc.(1)                             1,170       27,998
Tricon Global Restaurants Inc.(1)               742       31,624
Tweeter Home Entertainment Group Inc.(1)        127        3,254
Walgreen Co.                                  3,263      112,084
Wal-Mart Stores Inc.                         12,857      617,779
Wendy's International Inc.                    2,646       75,120
----------------------------------------------------------------
                                                       2,381,406
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

SEMICONDUCTORS - 1.25%
----------------------------------------------------------------
Advanced Micro Devices Inc.(1)                1,294       17,534
Altera Corp.(1)                               1,419       40,300
SEMICONDUCTORS (CONTINUED)
----------------------------------------------------------------
Analog Devices Inc.(1)(2)                     1,210  $    57,814
Applied Materials Inc.(1)                     2,992      128,925
Applied Micro Circuits Corp.(1)               1,187       16,938
Atmel Corp.(1)(2)                             1,229       11,786
Broadcom Corp. "A"(1)(2)                      1,405       45,171
Conexant Systems Inc.(1)                        953       11,350
Credence Systems Corp.(1)                       190        3,207
Emcore Corp.(1)                                  85        1,289
Intel Corp.                                  20,159      563,646
KLA-Tencor Corp.(1)                             738       36,265
Linear Technology Corp.                       1,077       44,243
LSI Logic Corp.(1)                            1,169       23,672
Maxim Integrated Products Inc.(1)               992       45,840
Micron Technology Inc.(1)                     2,543       95,642
National Semiconductor Corp.(1)                 815       26,936
Novellus Systems Inc.(1)(2)                     644       28,536
NVIDIA Corp.(1)                                  85        7,200
Optical Communication Products Inc.(1)        1,314        5,151
QLogic Corp.(1)                                 509       15,275
Rambus Inc.(1)(2)                               339        2,112
Teradyne Inc.(1)                                727       23,831
Texas Instruments Inc.                        6,435      212,999
Veeco Instruments Inc.(1)                       170        4,971
Vitesse Semiconductor Corp.(1)(2)               714       10,424
White Electronic Designs Corp.(1)             1,102        4,033
Xilinx Inc.(1)                                1,144       44,662
----------------------------------------------------------------
                                                       1,529,752
----------------------------------------------------------------
SOFTWARE - 1.48%
----------------------------------------------------------------
Adobe Systems Inc.                            1,090       36,635
Akamai Technologies Inc.(1)(2)                  212          893
AremisSoft Corp.(1)(2)                        1,017        1,088
Ariba Inc.(1)(2)                                593        1,352
Automatic Data Processing Inc.                2,130      110,249
BEA Systems Inc.(1)                             297        4,802
BMC Software Inc.(1)                          1,108       17,728
BNS Co. "A"                                      76          233
BroadVision Inc.(1)                           1,653        2,132
Certegy Inc.(1)                                 487       16,733
Citrix Systems Inc.(1)                          883       29,095
Computer Associates International Inc.        2,044       63,466
Compuware Corp.(1)                            2,170       26,496
Exodus Communications Inc.(1)                   975          858
First Data Corp.                              1,430       94,166
Fiserv Inc.(1)                                  381       20,639
i2 Technologies Inc.(1)                         722        4,809
IMS Health Inc.                               1,366       36,363
Inktomi Corp.(1)(2)                             466        1,845
Inter-Tel Inc.                                  890       14,240
Intuit Inc.(1)                                  721       27,239

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Mercury Interactive Corp.(1)                    254        6,861
Micromuse Inc.(1)                               339        4,014
Microsoft Corp.(1)                           16,506      941,667
Novell Inc.(1)                                1,969        8,959
SOFTWARE (CONTINUED)
----------------------------------------------------------------
Oracle Corp.(1)                              18,596  $   227,057
PeopleSoft Inc.(1)                              805       27,756
Per-Se Technologies Inc.(1)                     424        3,566
Pinnacle Systems Inc.(1)                        721        3,893
Quality Systems Inc.(1)                         805        9,580
Rational Software Corp.(1)                      756       10,856
Siebel Systems Inc.(1)                        1,536       33,178
SignalSoft Corp.(1)                             127          566
Stellent Inc.(1)(2)                             254        5,537
Yahoo! Inc.(1)                                1,873       22,214
----------------------------------------------------------------
                                                       1,816,765
----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.44%
----------------------------------------------------------------
ADC Telecommunications Inc.(1)                3,113       13,604
Avaya Inc.(1)                                 1,502       17,063
Ciena Corp.(1)                                  532        9,108
Comverse Technology Inc.(1)                     619       15,562
JDS Uniphase Corp.(1)                         5,947       41,926
Lucent Technologies Inc.                     12,474       85,073
Motorola Inc.                                 8,618      149,953
Peco II Inc.(1)                                 551        3,064
QUALCOMM Inc.(1)                              2,613      153,775
RF Micro Devices Inc.(1)(2)                     551       14,028
Scientific-Atlanta Inc.                         694       14,255
Tellabs Inc.(1)                               1,400       18,648
Williams Communications Group Inc.(1)         1,488        2,455
----------------------------------------------------------------
                                                         538,514
----------------------------------------------------------------

TELECOMMUNICATIONS - 0.87%
----------------------------------------------------------------
Aether Systems Inc.(1)(2)                       636        5,629
AT&T Wireless Services Inc.(1)                4,571       70,851
Aware Inc.(1)                                   763        4,204
C-COR.net Corp.(1)                            1,187        9,995
Celeritek Inc.(1)                               551        8,403
Conestoga Enterprises Inc.                      339       11,882
Corning Inc.(2)                               3,350       40,234
EchoStar Communications Corp.(1)              1,497       42,156
EMS Technologies Inc.(1)                        593        9,043
Emulex Corp.(1)                                 254        4,041
Global Crossing Ltd.(1)(2)                    7,173       30,342
Hungarian Telephone and Cable Corp.(1)           42          204
InterDigital Communications Corp.(1)            636        5,730
InterVoice-Brite Inc.(1)                      1,017       11,502
Intrado Inc.(1)(2)                            2,924       75,878
LCC International Inc. "A"(1)                    42          217
Lightpath Technologies Inc. "A"(1)              466        1,720
Metro One Telecommunications Inc.(1)            127        4,027
MRV Communications Inc.(1)                      509        2,072

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Nextel Communications Inc. "A"(1)(2)          2,590       31,287
NTL Inc.(1)(2)                                3,239       16,065
Numerex Corp. "A"(1)                          1,356        8,841
TELECOMMUNICATIONS (CONTINUED)
----------------------------------------------------------------
Qwest Communications International Inc.       6,365  $   136,848
Sprint Corp. (PCS Group)(1)(2)                3,171       79,212
TeleCorp PCS Inc.(1)                            593        8,006
US LEC Corp. "A"(1)                           2,543       10,045
Verizon Communications Inc.                   8,685      434,250
----------------------------------------------------------------
                                                       1,062,684
----------------------------------------------------------------

TELEPHONE - 0.95%
----------------------------------------------------------------
Alltel Corp.                                  1,116       64,728
AT&T Corp.                                   11,905      226,671
BellSouth Corp.                               6,198      231,185
CenturyTel Inc.                                 945       33,122
SBC Communications Inc.                       9,831      402,186
Sprint Corp. (FON Group)                      2,893       67,523
WorldCom Inc.(1)                             10,151      130,542
XO Communications Inc. "A"(1)(2)                891        1,016
----------------------------------------------------------------
                                                       1,156,973
----------------------------------------------------------------
TEXTILES - 0.04%
----------------------------------------------------------------
Cintas Corp.(1)                                 170        7,915
G&K Services Inc. "A"                           805       22,500
UniFirst Corp.                                1,441       23,993
----------------------------------------------------------------
                                                          54,408
----------------------------------------------------------------
TOBACCO - 0.32%
----------------------------------------------------------------
Philip Morris Companies Inc.                  6,509      308,527
UST Inc.                                      2,618       86,394
----------------------------------------------------------------
                                                         394,921
----------------------------------------------------------------
TOYS / GAMES / HOBBIES - 0.07%
----------------------------------------------------------------
Hasbro Inc.(2)                                2,956       51,257
Mattel Inc.                                   1,954       35,152
----------------------------------------------------------------
                                                          86,409
----------------------------------------------------------------
TRANSPORTATION - 0.20%
----------------------------------------------------------------
Burlington Northern Santa Fe Corp.              254        6,886
CSX Corp.(1)                                  1,404       49,617
FedEx Corp.(1)                                  932       39,237
Kansas City Southern Industries Inc.(1)       1,835       23,855
Norfolk Southern Corp.                        2,159       40,201
Union Pacific Corp.                           1,297       69,091
USA Truck Inc.(1)                             1,356       11,119
----------------------------------------------------------------
                                                         240,006
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

TRUCKING & LEASING - 0.02%
----------------------------------------------------------------
Interpool Inc.                                1,102       19,175
----------------------------------------------------------------
                                                          19,175
----------------------------------------------------------------

WATER - 0.04%
----------------------------------------------------------------
WATER (CONTINUED)
----------------------------------------------------------------
Middlesex Water Co.                             805  $    26,943
Southwest Water Co.                           1,695       21,594
----------------------------------------------------------------
                                                          48,537
----------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $38,626,507)                                   37,304,891
----------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 10.55%

AUSTRALIA - 0.50%
----------------------------------------------------------------
Coles Myer Ltd. ADR                           2,154       65,051
National Australia Bank ADR(2)                2,429      215,307
News Corporation Ltd. ADR(2)                  1,839       59,933
Rio Tinto PLC ADR                             2,034      148,889
Westpac Banking Corp. ADR                     3,428      126,322
----------------------------------------------------------------
                                                         615,502
----------------------------------------------------------------

CANADA - 0.15%
----------------------------------------------------------------
Alcan Aluminum Ltd.                           1,021       37,083
Barrick Gold Corp.(2)                         2,072       33,193
Inco Ltd.(1)                                  2,352       39,090
Nortel Networks Corp.                        10,743       67,251
----------------------------------------------------------------
                                                         176,617
----------------------------------------------------------------

DENMARK - 0.57%
----------------------------------------------------------------
Novo-Nordisk A/S ADR                         13,967      581,027
TDC A/S ADR                                   6,983      124,996
----------------------------------------------------------------
                                                         706,023
----------------------------------------------------------------

FINLAND - 0.12%
----------------------------------------------------------------
Nokia OYJ ADR                                 9,483      149,262
----------------------------------------------------------------
                                                         149,262
----------------------------------------------------------------

FRANCE - 1.46%
----------------------------------------------------------------
Alcatel SA ADR(2)                             8,456      131,914
Aventis SA ADR                                5,088      371,424
AXA-UAP ADR                                   9,535      262,689
France Telecom SA ADR(2)                      1,356       44,680
LVMH Moet-Hennessy Louis Vuitton ADR(2)      10,695      104,811
Total Fina SA ADR                            10,528      777,493
Total Fina SA Warrants
  (Expires 08/08/03)(1)                          81        2,329
Vivendi Universal SA ADR(2)                   1,492       81,627
----------------------------------------------------------------
                                                       1,776,967
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

GERMANY - 0.48%
----------------------------------------------------------------
DaimlerChrysler AG                            8,523      374,586
Deutsche Telekom AG ADR(2)                    8,004      124,462
GERMANY (CONTINUED)
----------------------------------------------------------------
SAP AG ADR                                    2,437  $    84,052
----------------------------------------------------------------
                                                         583,100
----------------------------------------------------------------
IRELAND - 0.21%
----------------------------------------------------------------
Allied Irish Banks PLC ADR(2)                11,399      254,768
----------------------------------------------------------------
                                                         254,768
----------------------------------------------------------------
ITALY - 0.41%
----------------------------------------------------------------
Benetton Group SpA ADR                        4,882      132,546
ENI-Ente Nazionale Idrocarburi SpA
  ADR(2)                                      1,560      105,144
Fiat SpA ADR                                  4,478      104,114
San Paolo-IMI SpA ADR(2)                      5,997      150,225
----------------------------------------------------------------
                                                         492,029
----------------------------------------------------------------
JAPAN - 2.31%
----------------------------------------------------------------
Canon Inc. ADR                                3,272       99,534
Fuji Photo Film Co. Ltd. ADR                  2,462       91,710
Hitachi Ltd. ADR                              1,460      116,873
Honda Motor Company Ltd. ADR                  1,655      120,815
Ito-Yokado Co. Ltd. ADR                       3,001      115,028
Japan Air Lines ADR                          19,081      112,597
Kirin Brewery Co. Ltd. ADR                    2,412      185,121
Kubota Corp. ADR                              2,782      191,958
Kyocera Corp. ADR                             1,046       70,092
Makita Corp. ADR                              3,040       18,696
Matsushita Electric Industrial Co.
  ADR(2)                                      7,599      114,441
Mitsubishi Corp. ADR                          8,741      144,227
Mitsui & Co. ADR                              1,172      160,857
NEC Corp. ADR                                11,218      138,755
Nippon Telegraph & Telephone Corp.
  ADR(2)                                      6,022      136,037
Nissan Motor Co. Ltd. ADR                    10,428      120,965
Pioneer Corp. ADR                             4,237       83,257
Ricoh Corp. Ltd. ADR                          1,292      104,652
Sony Corp. ADR                                1,998       89,710
Tokio Marine and Fire Insurance Co. Ltd.
  ADR                                         6,642      346,115
Toyota Motor Corp. ADR                        4,345      265,480
----------------------------------------------------------------
                                                       2,826,920
----------------------------------------------------------------

NETHERLANDS - 1.22%
----------------------------------------------------------------
Abn Amro Holding NV ADR                       9,233      169,887
Aegon NV ADR                                  4,516      136,383
Akzo Nobel NV ADR                             2,640      118,246
Elsevier NV ADR                               8,240      207,648
ING Groep NV ADR                              3,618      114,618

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Koninklijke (Royal) Philips Electonics
  NV ADR                                      4,729      126,595
Koninklijke Ahold NV ADR(2)                   6,401      193,827
NETHERLANDS (CONTINUED)
----------------------------------------------------------------
Royal Dutch Petroleum Co. - NY Shares         5,234  $   296,401
Unilever NV - NY Shares                       1,950      119,126
----------------------------------------------------------------
                                                       1,482,731
----------------------------------------------------------------

NEW ZEALAND - 0.03%
----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR(2)      2,178       38,398
----------------------------------------------------------------
                                                          38,398
----------------------------------------------------------------

PORTUGAL - 0.04%
----------------------------------------------------------------
Banco Comercial Portugues ADR(1)              2,762       54,550
----------------------------------------------------------------
                                                          54,550
----------------------------------------------------------------

SINGAPORE - 0.02%
----------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)(2)                              1,089       29,174
----------------------------------------------------------------
                                                          29,174
----------------------------------------------------------------

SPAIN - 0.46%
----------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR        8,683      113,313
Banco Santander Central Hispano SA ADR       25,209      230,662
Repsol SA ADR                                 5,256       88,879
Telefonica SA ADR(1)                          3,726      131,342
----------------------------------------------------------------
                                                         564,196
----------------------------------------------------------------

SWEDEN - 0.09%
----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB ADR       23,122      115,148
----------------------------------------------------------------
                                                         115,148
----------------------------------------------------------------

SWITZERLAND - 0.08%
----------------------------------------------------------------
Adecco SA ADR                                 6,256       76,073
Sulzer Medica ADR(2)                          3,145       23,588
----------------------------------------------------------------
                                                          99,661
----------------------------------------------------------------

UNITED KINGDOM - 2.40%
----------------------------------------------------------------
AstraZeneca PLC ADR                           5,300      257,050
Barclays PLC ADR(2)                           1,814      226,750
BP Amoco PLC ADR                              4,878      248,193
British Sky Broadcasting PLC ADR(1)(2)        1,435       98,154
British Telecom PLC ADR(2)                    3,066      191,962
Cadbury Schweppes PLC ADR                     6,075      164,754
Diageo PLC ADR                                8,530      346,233

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



                                            SHARES OR
SECURITY                                  FACE AMOUNT        VALUE


------------------------------------------------------------------

GlaxoSmithKline PLC ADR                       13,626       721,497
Hanson PLC ADR                                 5,207       202,084
UNITED KINGDOM (CONTINUED)
------------------------------------------------------------------
Hong Kong & Shanghai Banking ADR(2)            1,585   $    94,212
Reuters Group PLC ADR                          1,502       101,685
Vodafone Group PLC ADR                        14,928       300,799
------------------------------------------------------------------
                                                         2,953,373
------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS (Cost: $14,452,724)
                                                        12,918,419
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $53,079,231)                                     50,223,310
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 56.92%
------------------------------------------------------------------
U.S. Treasury Bonds
   6.75%,  08/15/26                        $ 140,000       163,909
   7.63%,  02/15/07                          100,000       101,840
   9.13%,  05/15/09                          200,000       225,328
   9.38%,  02/15/06                          350,000       420,711
  10.63%,  11/15/09                          300,000       354,023
  10.75%,  02/15/03                          150,000       165,141
  10.75%,  05/15/03                          400,000       446,875
  10.75%,  08/15/05                          900,000     1,108,265
  11.13%,  08/15/03                          200,000       227,703
  11.63%,  11/15/02                          250,000       273,799
  11.63%,  11/15/04                          350,000       427,656
  11.75%,  02/15/10                          250,000       309,336
  11.88%,  11/15/03                          590,000       690,116
  12.00%,  05/15/05                          450,000       568,547
  12.38%,  05/15/04                          600,000       728,180
  13.75%,  08/15/04                          280,000       354,944
U.S. Treasury Notes
   4.25%,  11/15/03                          700,000       707,629
   4.63%,  02/28/03(2)                       550,000       558,895
   4.75%,  01/31/03                          500,000       508,789
   4.75%,  02/15/04(2)                       550,000       561,903
   4.75%,  11/15/08                        1,450,000     1,448,868
   5.13%,  12/31/02                          400,000       408,781
   5.25%,  08/15/03                        2,100,000     2,163,573
   5.25%,  05/15/04(2)                     1,900,000     1,965,907
   5.38%,  06/30/03                        1,700,000     1,753,324
   5.50%,  01/31/03                          600,000       616,640
   5.50%,  02/28/03                          900,000       925,945
   5.50%,  03/31/03                        1,100,000     1,132,957
   5.50%,  05/31/03                          500,000       516,114
   5.50%,  02/15/08                          900,000       942,398
   5.50%,  05/15/09(2)                     3,280,000     3,425,294
   5.63%,  11/30/02                          400,000       410,719
   5.63%,  12/31/02                          600,000       617,015
   5.63%,  02/15/06(2)                     1,650,000     1,737,399
   5.63%,  05/15/08                        1,450,000     1,525,899
   5.75%,  10/31/02                        1,260,000     1,293,764
   5.75%,  11/30/02                          800,000       822,562

SECURITY                                  FACE AMOUNT        VALUE


------------------------------------------------------------------

   5.75%,  04/30/03                        $1,550,000  $ 1,604,371
   5.75%,  08/15/03                        1,300,000     1,351,390
   5.75%,  11/15/05(2)                     2,400,000     2,529,000
   5.75%,  08/15/10                          800,000       849,125
   5.88%,  09/30/02                          900,000       924,012
   5.88%,  02/15/04                        1,450,000     1,519,101
   5.88%,  11/15/04                        2,800,000     2,947,328
   5.88%,  11/15/05                          700,000       741,918
   6.00%,  09/30/02                          400,000       411,094
   6.00%,  08/15/04                          900,000       949,711
   6.00%,  08/15/09                        1,220,000     1,313,025
   6.13%,  08/31/02                        1,300,000     1,335,292
   6.13%,  08/15/07                        1,550,000     1,672,790
   6.25%,  08/31/02                          800,000       822,750
   6.25%,  02/15/03                        1,350,000     1,401,944
   6.25%,  02/15/07                        2,690,000     2,914,448
   6.50%,  05/15/05(2)                     1,000,000     1,078,203
   6.50%,  08/15/05(2)                     1,100,000     1,188,859
   6.50%,  10/15/06(2)                     1,450,000     1,582,652
   6.50%,  02/15/10                          560,000       622,519
   6.63%,  05/15/07                          710,000       783,163
   6.75%,  05/15/05                        1,300,000     1,410,500
   6.88%,  05/15/06                        2,300,000     2,538,087
   7.00%,  07/15/06                        1,700,000     1,887,731
   7.25%,  05/15/04                          900,000       976,183
   7.25%,  08/15/04                          600,000       653,719
   7.50%,  02/15/05                        1,150,000     1,272,861
   7.88%,  11/15/04                        1,600,000     1,778,563
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $67,324,436)                                     69,671,087
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.51%
------------------------------------------------------------------
Dreyfus Money Market Fund(3)               4,398,441     4,398,441
Goldman Sachs Financial Square Prime
  Obligation Fund(3)                       2,014,267     2,014,267
Providian Temp Cash Money Market Fund(3)   5,223,148     5,223,148
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,635,856)                                     11,635,856
------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                  FACE AMOUNT        VALUE


------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.46%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 08/31/01,
  due 09/04/01, with a maturity value of
  $1,792,080 and an effective yield of
  3.38%.                                   $1,791,407  $ 1,791,407
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $1,791,407)                                       1,791,407
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.92%
(Cost $133,830,930)                                    133,321,660
------------------------------------------------------------------

Other Assets, Less Liabilities - (8.92%)               (10,913,631)
------------------------------------------------------------------

NET ASSETS - 100.00%                                   $122,408,029
------------------------------------------------------------------


-----------------------------------------------------

(1)  NON-INCOME EARNING SECURITIES.
(2)  DENOTES ALL OR PART OF SECURITY ON LOAN. SEE NOTE 4.
(3) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

COMMON STOCKS - 65.37%

U.S. COMMON STOCKS - 48.78%

ADVERTISING - 0.12%
---------------------------------------------------------------
Interpublic Group of Companies
  Inc.                                5,182   $         140,330
Omnicom Group Inc.                    2,890             224,813
TMP Worldwide Inc.(1)(2)              1,155              51,802
---------------------------------------------------------------
                                                        416,945
---------------------------------------------------------------

AEROSPACE / DEFENSE - 0.54%
---------------------------------------------------------------
Boeing Co.                           12,038             616,346
General Dynamics Corp.                3,107             245,329
Goodrich (B.F.) Co.                   1,986              63,651
Lockheed Martin Corp.                 6,783             270,370
Northrop Grumman Corp.                1,060              86,920
Raytheon Co.                          5,180             136,182
Rockwell Collins                      3,173              64,475
United Technologies Corp.             6,199             424,012
---------------------------------------------------------------
                                                      1,907,285
---------------------------------------------------------------

AIRLINES - 0.17%
---------------------------------------------------------------
AMR Corp.(1)                          2,121              67,851
Delta Air Lines Inc.                    662              25,553
Northwest Airlines Corp.
  "A"(1)                                985              20,764
Southwest Airlines Co.               17,852             319,372
U.S. Airways Group Inc.(1)            1,120              14,224
UAL Corp.                             4,215             137,746
---------------------------------------------------------------
                                                        585,510
---------------------------------------------------------------

APPAREL - 0.12%
---------------------------------------------------------------
Jones Apparel Group Inc.(1)           1,683              53,688
Liz Claiborne Inc.                    1,280              67,136
Nike Inc. "B"                         4,001             200,050
VF Corp.                              2,881              99,596
---------------------------------------------------------------
                                                        420,470
---------------------------------------------------------------

AUTO MANUFACTURERS - 0.41%
---------------------------------------------------------------
BorgWarner Inc.                       6,100             311,710
Ford Motor Company                   24,816             493,094
General Motors Corp. "A"              8,073             441,997
Navistar International
  Corp.(1)                            1,394              47,772
PACCAR Inc.                           1,711              94,618
Standard Motor Products Inc.          4,502              56,950
---------------------------------------------------------------
                                                      1,446,141
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.15%
---------------------------------------------------------------
Dana Corp.                            4,628              90,709
Delphi Automotive Systems
  Corp.                               8,752             131,192
Goodyear Tire & Rubber Co.            3,498              85,701
Lear Corp.(1)                         1,451              52,584
TRW Inc.                              2,061              72,547
Visteon Corp.                         4,536              77,566
---------------------------------------------------------------
                                                        510,299
---------------------------------------------------------------

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

BANKS - 3.70%
---------------------------------------------------------------
BANKS (CONTINUED)
---------------------------------------------------------------
ABC Bancorp                           3,127   $          41,902
AmericanWest Bancorporation(1)        2,802              32,223
AmSouth Bancorp                       5,893             112,085
Associated Bancorp                    1,483              50,289
BancWest Corporation                  7,600             265,316
Bank of America Corp.                19,014           1,169,361
Bank of New York Co. Inc.             9,540             378,738
Bank One Corp.                       15,170             526,247
BB&T Corp.                            5,648             207,733
Bostonfed Bancorp Inc.                1,630              40,016
Bryn Mawr Bank Corp.                  1,430              42,113
Capitol Bancorp Ltd.                  2,379              37,350
Cascade Bancorp                       3,749              57,697
Cavalry Bancorp Inc.                  2,447              25,693
CB Bancshares Inc.                      831              31,578
Charter One Financial Inc.            3,081              89,965
City National Corp.                     660              30,716
Civic Bancorp(1)                      1,855              27,825
CoBiz Inc.                            2,650              35,828
Columbia Bancorp                      3,379              51,192
Comerica Inc.                         2,011             120,157
Commerce Bancshares Inc.              1,003              40,511
Compass Bancshares Inc.               1,473              39,255
Connecticut Bankshares Inc.           5,062             117,742
Dime Bancorp Inc.                     1,287              49,678
Fifth Third Bancorp                  10,000             583,000
First Federal Bancshares of
  Arkansas                            1,361              29,071
First M&F Corp.                       1,361              32,732
First Oak Brook Bancshares "A"        1,430              34,034
First Place Financial Corp.           3,634              52,330
First Security Financial Inc.         3,299              62,186
First South Bancorp Inc.              1,430              45,188
First Tennessee National Corp.        1,699              54,725
First Union Corp.                    11,290             388,602
First Virginia Banks Inc.               647              29,730
FirstMerit Corp.                      1,471              35,569
FleetBoston Financial Corp.          11,255             414,522
Fulton Financial Corp.                2,300              49,703
GA Financial Inc.                     1,630              26,243
German American Bancorp               1,773              33,510
Golden West Financial Corp.           1,939             112,210
Granite State Bankshares Inc.         1,155              27,316
Greenpoint Financial Corp.            1,025              40,405
Heritage Commerce Corp.(1)               58                 473
Heritage Financial Corp.              5,080              59,436
Hibernia Corp. "A"                    2,313              39,992
Horizon Financial Corp.              33,837             414,503
Huntington Bancshares Inc.            4,364              79,338
Interchange Financial Services
  Corp.                               1,973              36,106
ITLA Capital Corp.(1)                 1,698              30,734
JP Morgan Chase & Co.                23,790             937,326
KeyCorp                               4,436             111,344
M&T Bank Corp.                          669              48,603
Main Street Bancorp Inc.              2,653              39,477
Marshall & Ilsley Corp.               1,384              76,978
Massbank Corp.                        1,224              47,736

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Mellon Financial Corp.                8,280             291,870
Mercantile Bankshares Corp.           1,344              54,768
BANKS (CONTINUED)
---------------------------------------------------------------
Merchants Bancshares Inc.             1,087   $          34,893
National City Corp.                   7,868             242,885
National Commerce Financial
  Corp.                               2,895              73,417
North Fork Bancorp                    1,872              55,786
Northern Trust Corp.                  4,341             246,135
Oak Hill Financial Inc.               1,361              21,912
Ohio Valley Bancorp                   1,155              29,164
Peoples Bancorp Inc.                  2,534              52,462
PNC Financial Services Group          3,514             233,997
Prosperity Bancshares Inc.            3,645              95,863
Regions Financial Corp.               2,842              83,555
SouthTrust Corp.                      4,287             104,431
Sovereign Bancorp Inc.                3,544              39,268
State Bancorp Inc.                    2,347              37,787
State Street Corp.                    4,413             214,295
Summit Bancshares Inc.                1,292              25,969
Sun Bancorp Inc.                      1,561              24,820
SunTrust Banks Inc.                   3,678             251,207
Synovus Financial Corp.               4,386             135,089
TCF Financial Corp.                   1,639              74,411
Trustmark Corp.                       4,831             108,214
U.S. Bancorp                         29,830             723,079
Union Planters Corp.                  1,811              80,589
Valley National Bancorp               5,344             152,625
VIB Corp.(1)                          3,855              41,441
Vista Bancorp Inc.                    2,659              52,116
Wachovia Corp.                        2,148             149,608
Washington Mutual Inc.               14,770             552,989
Wells Fargo & Company                22,197           1,021,284
Wilmington Trust Corp.                  629              38,350
Yardville National Bancorp            3,162              43,952
Zions Bancorp                         1,225              70,143
---------------------------------------------------------------
                                                     13,052,706
---------------------------------------------------------------

BEVERAGES - 0.90%
---------------------------------------------------------------
Anheuser-Busch Companies Inc.         8,701             374,491
Brown-Forman Corp. "B"                  858              55,341
Coca-Cola Co.                        30,665           1,492,466
Coca-Cola Enterprises Inc.(2)         7,245             109,907
Coors (Adolf) Company "B"               517              23,937
PepsiAmericas Inc.                    3,257              51,135
PepsiCo Inc.                         22,891           1,075,877
---------------------------------------------------------------
                                                      3,183,154
---------------------------------------------------------------

BIOTECHNOLOGY - 0.61%
---------------------------------------------------------------
Amgen Inc.(1)                        18,322           1,178,105
Applera Corp. - Celera
  Genomics Group(1)                   1,155              30,665
Biogen Inc.(1)                        2,357             142,269
Chiron Corp.(1)                       3,508             163,543
CuraGen Corp.(1)                        949              19,350
Gene Logic Inc.(1)                    1,292              22,545
Genentech Inc.(1)                     1,835              84,226
Genzyme Corp. - General
  Division(1)                         2,071             117,301

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Human Genome Sciences Inc.(1)         1,430              64,178
IDEC Pharmaceuticals
  Corp.(1)(2)                         2,041             120,970
BIOTECHNOLOGY (CONTINUED)
---------------------------------------------------------------
Immunex Corp.(1)(2)                   3,234   $          56,207
Immunomedics Inc.(1)                  1,087              15,903
Incyte Genomics Inc.(1)               1,361              24,062
Millennium Pharmaceuticals
  Inc.(1)                             2,516              69,190
Protein Design Labs Inc.(1)             681              40,036
ViroLogic Inc.(1)                     1,658               3,614
---------------------------------------------------------------
                                                      2,152,164
---------------------------------------------------------------

BROADCASTING - 0.01%
---------------------------------------------------------------
Cablevision Systems
  Corporation Rainbow Media
  Group(1)                              746              17,755
---------------------------------------------------------------
                                                         17,755
---------------------------------------------------------------

BUILDING MATERIALS - 0.18%
---------------------------------------------------------------
American Standard Companies
  Inc.(1)                             1,102              76,975
Masco Corp.                           6,673             172,297
Texas Industries Inc.                 7,300             303,096
Vulcan Materials Co.                  1,646              79,024
---------------------------------------------------------------
                                                        631,392
---------------------------------------------------------------

CHEMICALS - 0.74%
---------------------------------------------------------------
Air Products & Chemicals Inc.         3,453             146,407
Ashland Inc.                          2,033              86,199
Cabot Corp.                           1,444              58,294
Cabot Microelectronics
  Corp.(1)(2)                           502              35,165
Crompton Corp.                        4,617              42,015
Dow Chemical Co.                     13,007             456,025
Du Pont (E.I.) de Nemours            14,967             613,198
Eastman Chemical Co.                  1,101              42,708
Engelhard Corp.                       2,696              70,446
Great Lakes Chemical Corp.(2)         1,321              32,959
Hawkins Inc.                          3,733              31,357
Hercules Inc.                         3,071              34,702
IMC Global Inc.                       4,036              47,665
Landec Corp.(1)                         572               2,551
Lubrizol Corp.                        3,206             115,352
Millennium Chemicals Inc.             3,999              53,747
PPG Industries Inc.                   2,709             146,611
Praxair Inc.                          2,379             111,980
Rohm & Haas Co. "A"                   3,336             119,796
Sherwin-Williams Co.                  2,580              58,437
Sigma-Aldrich Corp.                   2,609             118,996
Solutia Inc.                          2,516              34,746
Valspar Corp.                         2,015              74,857
Vertex Pharmaceuticals
  Inc.(1)(2)                          1,355              49,986
---------------------------------------------------------------
                                                      2,584,199
---------------------------------------------------------------

COMMERCIAL SERVICES - 0.61%
---------------------------------------------------------------
ANC Rental Corp.(1)                  11,042              44,720
Arbitron Inc.(1)                        434              12,781
Block (H & R) Inc.                    3,212             124,979
Caremark Rx Inc.(1)(2)                3,127              54,629
Cendant Corp.(1)(2)                  11,872             226,399

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Concord EFS Inc.(1)                   3,583             188,000
Convergys Corp.(1)                    2,584              72,533
COMMERCIAL SERVICES (CONTINUED)
---------------------------------------------------------------
CorVel Corp.(1)                         755   $          29,753
Deluxe Corp.                          2,802              91,962
Donnelley (R.R.) & Sons Co.           2,643              78,814
Dun & Bradstreet Corp.(1)             1,094              36,496
Ecolab Inc.                           2,023              81,082
Equifax Inc.                          2,321              60,416
First Health Group Corp.(1)           2,180              61,040
Landauer Inc.                         2,704              82,472
Manpower Inc.                         1,776              54,736
McKesson HBOC Inc.                    5,226             205,120
Modis Professional Services
  Inc.(1)                             3,118              19,363
Moody's Corp.                         2,799              96,258
Paychex Inc.                          6,207             230,093
Plexus Corp.(1)                         949              33,044
Quintiles Transnational
  Corp.(1)                            2,427              42,497
Robert Half International
  Inc.(1)                             3,199              79,623
Servicemaster Co.                     4,819              56,382
Valassis Communications
  Inc.(1)                             1,115              39,493
Viad Corp.                            1,836              48,287
---------------------------------------------------------------
                                                      2,150,972
---------------------------------------------------------------
COMPUTERS - 2.74%
---------------------------------------------------------------
Apple Computer Inc.(1)                6,208             115,158
Brocade Communications System
  Inc.(1)                             1,698              40,837
Ceridian Corp.(1)                     2,168              42,168
Cisco Systems Inc.(1)               111,378           1,818,803
Commerce One Inc.(1)                  1,973               6,432
Compaq Computer Corp.                26,389             325,904
Computer Sciences Corp.(1)            2,900             109,040
Dell Computer Corp.(1)               44,087             942,580
Diebold Inc.                          1,998              75,424
DST Systems Inc.(1)                   1,211              57,946
Echelon Corp.(1)(2)                     949              15,602
Electronic Data Systems Corp.         6,844             403,659
EMC Corp.(1)                         39,415             609,356
Enterasys Networks Inc.(1)            3,144              31,912
Entrust Technologies Inc.(1)          1,224               5,324
Extreme Networks Inc.(1)                755              12,057
Gateway Inc.(1)                       4,794              43,002
Hewlett-Packard Co.                  29,763             690,799
International Business
  Machines Corp.                     27,000           2,700,000
Internet Security Systems
  Inc.(1)                               681              10,644
Intraware Inc.(1)                     1,087               1,261
iXL Enterprises Inc.(1)               1,944                 622
Juniper Networks Inc.(1)              3,127              43,778
Juno Online Services Inc.(1)          2,244               2,020
Kana Communications Inc.(1)           1,144                 972
Lexmark International
  Group Inc. "A"(1)                   1,996             103,892
McDATA Corporation "A"(1)             1,165              16,636
NCR Corp.(1)                          2,507              94,890
Network Appliance Inc.(1)             5,886              76,283
Palm Inc.(1)                         10,885              38,968
Quantum DLT & Storage Group(1)        4,047              35,492
Redback Networks Inc.(1)              1,155               4,712

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Riverstone Networks Inc.(1)           1,613              15,291
RSA Security Inc.(1)                  1,019              19,606
COMPUTERS (CONTINUED)
---------------------------------------------------------------
SanDisk Corp.(1)                        681   $          13,967
Sapient Corp.(1)(2)                   2,447              13,238
Sun Microsystems Inc.(1)             53,279             610,045
SunGard Data Systems Inc.(1)          2,956              69,909
Synopsys Inc.(1)                      1,081              49,877
3Com Corp.(1)                         4,489              18,450
Unisys Corp.(1)                       4,983              58,899
VeriSign Inc.(1)                      2,423              99,464
Veritas Software Corp.(1)             6,805             195,440
---------------------------------------------------------------
                                                      9,640,359
---------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.82%
---------------------------------------------------------------
Avon Products Inc.(2)                 3,614             166,714
Colgate-Palmolive Co.                 8,046             435,691
Estee Lauder Companies Inc.
  "A"(2)                                825              32,051
Gillette Co.                         15,960             489,174
International Flavors &
  Fragrances Inc.                     1,698              51,195
Kimberly-Clark Corp.                  7,448             462,148
Procter & Gamble Co.                 16,973           1,258,548
---------------------------------------------------------------
                                                      2,895,521
---------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.15%
---------------------------------------------------------------
Costco Wholesale Corp.(1)             7,164             268,005
Fastenal Co.(1)(2)                      681              44,776
Genuine Parts Co.                     2,681              82,468
Grainger (W.W.) Inc.                  2,071              87,624
Tech Data Corp.(1)                      859              35,133
---------------------------------------------------------------
                                                        518,006
---------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.03%
---------------------------------------------------------------
American Express Co.                 18,895             688,156
Atalanta Sosnoff Capital Corp.        2,001              21,611
Bear Stearns Companies Inc.           1,458              76,093
Capital One Financial Corp.           2,996             166,608
Citigroup Inc.                       70,505           3,225,604
Countrywide Credit Industries
  Inc.                                1,737              72,085
E*trade Group Inc.(1)                 2,779              17,786
Edwards (A.G.) Inc.                   1,774              72,379
Fannie Mae                           13,869           1,056,956
Federated Investors Inc. "B"          2,041              58,066
Franklin Resources Inc.               3,744             153,616
Freddie Mac                          10,171             639,552
Goldman Sachs Group Inc. (The)        3,690             295,569
Heller Financial Inc. "A"             6,700             356,842
Hoening Group Inc.(1)                 2,516              26,166
Household International Inc.          6,933             409,740
Knight Trading Group Inc.(1)          1,767              18,377
Legg Mason Inc.                       1,033              46,185
Lehman Brothers Holdings Inc.         3,522             231,219
MBNA Corp.                           12,472             433,527
Merrill Lynch & Co. Inc.             12,886             664,918
Metris Companies Inc.(2)                801              21,787
Morgan Stanley Dean Witter &
  Co.                                17,945             957,366

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Providian Financial Corp.             4,243             165,732
Sanders Morris Harris Group
  Inc.(1)                             4,359              20,269
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
---------------------------------------------------------------
Schwab (Charles) Corp.               22,365   $         278,668
Stifel Financial Corp.                4,016              48,714
Stilwell Financial Inc.               3,859             110,367
T Rowe Price Group Inc.               1,750              65,432
USA Education Inc.(2)                 2,447             193,827
Wackenhut Corp. "A"(1)(2)               915              15,646
World Acceptance Corp.(1)             3,373              30,357
---------------------------------------------------------------
                                                     10,639,220
---------------------------------------------------------------

ELECTRIC - 1.32%
---------------------------------------------------------------
AES Corp.(1)                          7,870             260,654
Ameren Corp.                          3,463             142,845
American Electric Power Inc.          5,863             268,350
Calpine Corp.(1)                      4,588             151,496
Cinergy Corp.                         2,445              78,729
CMS Energy Corp.                      1,837              43,096
Consolidated Edison Inc.(2)           6,173             252,476
Constellation Energy Group
  Inc.                                2,397              71,958
Dominion Resources Inc.               3,483             219,255
DTE Energy Co.(2)                     3,598             155,757
Duke Energy Corp.                    11,151             438,346
Edison International                  6,110              83,157
Entergy Corp.                         3,462             133,356
Exelon Corp.                          4,810             262,626
FirstEnergy Corp.                     3,673             120,805
FPL Group Inc.                        2,641             143,538
GPU Inc.                              1,934              73,840
Mirant Corp.(1)                      10,204             292,345
Niagara Mohawk Holdings
  Inc.(1)                             4,106              71,609
NiSource Inc.                         3,149              79,386
PG&E Corp.                            6,297             103,271
Pinnacle West Capital Corp.           1,458              65,041
PPL Corp.                             2,457             106,511
Progress Energy Inc.                  3,270             136,326
Public Service Enterprise
  Group Inc.                          3,558             164,735
Reliant Energy Inc.                   4,313             129,649
Southern Co.                          9,621             222,919
TXU Corporation                       4,004             190,110
Unitil Corp.                          1,835              44,223
Xcel Energy Inc.                      5,234             143,412
---------------------------------------------------------------
                                                      4,649,821
---------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.13%
---------------------------------------------------------------
American Power Conversion
  Corp.(1)                            4,405              60,921
Emerson Electric Co.                  5,120             274,432
Evercel Inc.(1)                          58                  64
Molex Inc.                            3,112              98,246
Power-One Inc.(1)                     1,430              15,601
---------------------------------------------------------------
                                                        449,264
---------------------------------------------------------------

ELECTRONICS - 0.37%
---------------------------------------------------------------
Agilent Technologies Inc.(1)          6,797             180,120

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Applera Corp. - Applied
  Biosystems Group                    3,239              81,007
Arrow Electronics Inc.(1)             1,693              45,355
ELECTRONICS (CONTINUED)
---------------------------------------------------------------
Badger Meter Inc.                     1,715   $          43,561
Jabil Circuit Inc.(1)(2)              3,130              72,334
Johnson Controls Inc.                 1,404             102,843
Millipore Corp.                       1,023              64,909
Parker Hannifin Corp.                 2,223              97,812
PerkinElmer Inc.                      2,415              77,473
Sanmina Corp.(1)                      4,722              85,043
SCI Systems Inc.(1)                   1,769              43,340
Solectron Corp.(1)(2)                 9,677             131,607
Symbol Technologies Inc.              4,272              57,672
Tektronix Inc.(1)                     1,909              37,302
Thermo Electron Corp.(1)              3,296              71,424
Vishay Intertechnology Inc.(1)        1,814              42,321
Waters Corp.(1)                       1,838              60,893
---------------------------------------------------------------
                                                      1,295,016
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
---------------------------------------------------------------
Fluor Corp.                           1,858              84,223
UNIFAB International Inc.(1)          2,916               6,561
Washington Group Warrants
  (Expires 03/11/03)(1)                  27                   1
---------------------------------------------------------------
                                                         90,785
---------------------------------------------------------------

ENTERTAINMENT - 0.03%
---------------------------------------------------------------
International Game Technology
  Inc.(1)                             2,054             109,930
---------------------------------------------------------------
                                                        109,930
---------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.11%
---------------------------------------------------------------
Allied Waste Industries
  Inc.(1)                             4,097              74,279
Waste Management Inc.                 9,681             299,433
---------------------------------------------------------------
                                                        373,712
---------------------------------------------------------------

FOOD - 1.02%
---------------------------------------------------------------
Albertson's Inc.                      5,979             209,205
Archer-Daniels-Midland Co.           11,295             151,690
Campbell Soup Co.                     7,193             202,771
ConAgra Foods Inc.                    8,302             190,531
Flowers Foods Inc.(1)                   489              19,756
General Mills Inc.                    4,456             197,579
Heinz (H.J.) Co.                      4,188             189,214
Hershey Foods Corp.                   1,926             124,188
Hormel Foods Corp.                    2,904              73,965
IBP Inc.                                844              21,100
Kellogg Co.                           7,232             231,352
Kroger Co.(1)                        13,245             352,582
McCormick & Co. Inc.                  2,008              90,762
Purina Mills Inc.(1)                  1,372              31,186
Ralston Purina Group                  4,583             149,772
Safeway Inc.(1)                       7,315             329,980
Sara Lee Corp.                       13,365             294,030
SUPERVALU Inc.                        3,633              76,220
Sysco Corp.                          11,002             308,276

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Whole Foods Market Inc.(1)(2)         1,899              66,826
Winn-Dixie Stores Inc.                3,564              80,012
FOOD (CONTINUED)
---------------------------------------------------------------
Wrigley (William Jr.) Co.             3,712   $         186,120
---------------------------------------------------------------
                                                      3,577,117
---------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.36%
---------------------------------------------------------------
Boise Cascade Corp.                   5,900             216,530
Bowater Inc.                          2,527             119,881
Georgia-Pacific (Timber Group)        1,668              65,919
Georgia-Pacific Corp.                 3,534             129,132
International Paper Co.               6,929             277,991
Mead Corp.                            1,730              57,505
Temple-Inland Inc.                      764              44,587
Westvaco Corp.                        2,789              84,925
Weyerhaeuser Co.                      3,127             177,457
Willamette Industries Inc.            1,945              94,332
---------------------------------------------------------------
                                                      1,268,259
---------------------------------------------------------------
GAS - 0.04%
---------------------------------------------------------------
EnergySouth Inc.                      1,698              38,884
Sempra Energy                         3,495              94,680
---------------------------------------------------------------
                                                        133,564
---------------------------------------------------------------

HAND / MACHINE TOOLS - 0.05%
---------------------------------------------------------------
Black & Decker Corp.                  1,214              47,747
SPX Corp.(1)(2)                         444              51,615
Stanley Works (The)                   1,449              60,699
---------------------------------------------------------------
                                                        160,061
---------------------------------------------------------------
HEALTH CARE - 1.88%
---------------------------------------------------------------
Aetna Inc.(1)                         1,846              55,195
American Retirement Corp.(1)          2,116               7,681
Apogent Technologies Inc.(1)          1,390              33,416
Bard (C.R.) Inc.                      1,174              67,916
Bausch & Lomb Inc.(2)                   855              31,096
Baxter International Inc.             9,184             473,894
Beckman Coulter Inc.                  2,367             108,219
Becton Dickinson & Co.                3,772             135,528
Biomet Inc.                           4,353             120,273
Boston Scientific Corp.(1)            6,273             119,814
Cyber-Care Inc.(1)(2)                 1,601               2,642
Endocardial Solutions Inc.(1)           572               3,089
Enzon Inc.(1)(2)                        824              52,604
Guidant Corp.(1)                      5,088             183,779
HCA - The Healthcare Company          8,499             388,744
Health Management Associates
  Inc. "A"(1)                         3,170              63,242
Health Net Inc.(1)                    2,517              47,496
Healthsouth Corp.(1)                  6,290             113,723
Healthtronics Inc.(1)                    58                 435
Humana Inc.(1)                        3,390              40,680
Johnson & Johnson                    43,553           2,295,679
LCA-Vision Inc.(1)                   10,281              20,867
Manor Care Inc.(1)                    2,613              73,504
Medtronic Inc.                       20,507             933,889

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Oxford Health Plans Inc.(1)           1,198              35,916
Quest Diagnostics Inc.(1)             1,156              72,423
HEALTH CARE (CONTINUED)
---------------------------------------------------------------
St. Jude Medical Inc.(1)              1,578   $         108,566
Stryker Corp.                         3,553             194,811
Tenet Healthcare Corp.(1)             4,927             273,054
UnitedHealth Group Inc.               4,455             303,207
Universal Health Services Inc.
  "B"(1)                              1,225              57,942
Wellpoint Health Networks
  Inc.(1)                             1,127             120,003
Zimmer Holdings Inc.(1)               2,922              79,478
---------------------------------------------------------------
                                                      6,618,805
---------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.20%
---------------------------------------------------------------
Berkshire Hathaway Inc. "A"(1)           10             694,000
---------------------------------------------------------------
                                                        694,000
---------------------------------------------------------------

HOME BUILDERS - 0.09%
---------------------------------------------------------------
Clayton Homes Inc.                    5,250              80,377
Pulte Corp.                           6,582             249,129
---------------------------------------------------------------
                                                        329,506
---------------------------------------------------------------

HOME FURNISHINGS - 0.09%
---------------------------------------------------------------
Ethan Allen Interiors Inc.            1,630              57,539
Leggett & Platt Inc.                  4,650             109,368
Maytag Corp.                          1,309              40,226
Polycom Inc.(1)                       1,361              27,601
Whirlpool Corp.                         989              65,294
---------------------------------------------------------------
                                                        300,028
---------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.13%
---------------------------------------------------------------
Avery Dennison Corp.                  1,682              86,472
Clorox Co.                            3,547             132,126
Fortune Brands Inc.                   2,106              80,555
Newell Rubbermaid Inc.                4,398             100,714
Tupperware Corp.                      2,725              64,392
Water Pik Technologies Inc.(1)            1                   7
---------------------------------------------------------------
                                                        464,266
---------------------------------------------------------------

INSURANCE - 1.98%
---------------------------------------------------------------
AFLAC Inc.                            7,432             204,529
Allmerica Financial Corp.               877              46,718
Allstate Corp.                       12,631             428,570
Ambac Financial Group Inc.            1,646              97,443
American International Group
  Inc.                               36,025           2,817,155
American National Insurance
  Co.                                   949              74,886
AON Corp.                             3,970             147,467
Capitol Transamerica Corp.            2,379              38,730
Ceres Group Inc.(1)                   2,916              10,935
Chubb Corp.                           2,460             166,050
CIGNA Corp.                           2,059             185,310
Cincinnati Financial Corp.            2,379              95,160
CNA Financial Corp.(1)(2)             2,084              57,873
Conseco Inc.(1)                       5,852              53,721
Hancock (John) Financial
  Services Inc.                       2,916             116,494
Hartford Financial Services
  Group Inc.                          3,230             209,304

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Jefferson-Pilot Corp.                 2,457             114,300
Lincoln National Corp.                2,560             127,642
INSURANCE (CONTINUED)
---------------------------------------------------------------
Loews Corp.                           2,730   $         133,279
Marsh & McLennan Companies
  Inc.                                4,262             395,940
MBIA Inc.                             2,146             115,905
MetLife Inc.(2)                      10,756             328,058
MGIC Investment Corp.                 1,636             114,356
Old Republic International
  Corp.                               1,992              53,485
PMI Group Inc. (The)                  2,093             136,464
Progressive Corporation               1,112             143,748
Protective Life Corp.                 1,019              30,397
Radian Group Inc.                       991              39,749
SAFECO Corp.                          2,360              70,989
St. Paul Companies Inc.               3,029             127,309
Stewart Information Services
  Corp.(1)                            2,167              37,923
Torchmark Corp.                       1,810              76,454
Unitrin Inc.                          1,088              40,038
UNUMProvident Corp.                   3,736             104,683
---------------------------------------------------------------
                                                      6,941,064
---------------------------------------------------------------
IRON / STEEL - 0.10%
---------------------------------------------------------------
Allegheny Technologies Inc.           3,299              61,032
Nucor Corp.                           1,353              65,756
USX-U.S. Steel Group Inc.            11,293             224,618
---------------------------------------------------------------
                                                        351,406
---------------------------------------------------------------

LEISURE TIME - 0.21%
---------------------------------------------------------------
Callaway Golf Co.                     2,525              45,753
Carnival Corp. "A"                    9,270             289,966
Harley-Davidson Inc.(2)               5,195             252,425
Royal Caribbean Cruises Ltd.          2,173              50,718
Sabre Holdings Corp.(1)               2,277              96,044
---------------------------------------------------------------
                                                        734,906
---------------------------------------------------------------

LODGING - 0.19%
---------------------------------------------------------------
Harrah's Entertainment Inc.(1)        1,928              55,102
Hilton Hotels Corp.                   7,529              95,694
Mandalay Resort Group Inc.(1)         6,636             165,104
Marriott International Inc.
  "A"                                 3,973             174,216
Park Place Entertainment
  Corp.(1)                            3,694              39,267
Starwood Hotels & Resorts
  Worldwide Inc.                      3,965             134,215
---------------------------------------------------------------
                                                        663,598
---------------------------------------------------------------

MACHINERY - 0.21%
---------------------------------------------------------------
AGCO Corp.                            1,591              18,694
Caterpillar Inc.                      4,862             243,100
Deere & Co.                           3,513             151,656
Dover Corp.                           3,277             117,710
Hardinge Inc.                         1,904              24,676
Ingersoll-Rand Co.                    2,797             113,474
Kadant Inc.(1)                          201               2,784
Rockwell International Corp.          3,173              50,927
---------------------------------------------------------------
                                                        723,021
---------------------------------------------------------------

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

MANUFACTURERS - 2.62%
---------------------------------------------------------------
MANUFACTURERS (CONTINUED)
---------------------------------------------------------------
Cooper Industries Inc.                1,849   $         103,821
Crane Co.                             1,422              39,944
Danaher Corp.(2)                      2,243             124,644
Eastman Kodak Co.                     3,894             173,945
Eaton Corp.                           1,115              80,202
FMC Corp.(1)                            548              34,245
General Electric Co.                137,272           5,625,407
Honeywell International Inc.         11,859             441,866
Illinois Tool Works Inc.              4,390             274,419
ITT Industries Inc.                   1,459              65,874
Minnesota Mining &
  Manufacturing Co.                   5,724             595,868
Pall Corp.                            2,321              51,898
Textron Inc.                          1,674              87,701
Tyco International Ltd.              29,127           1,513,148
---------------------------------------------------------------
                                                      9,212,982
---------------------------------------------------------------

MEDIA - 2.04%
---------------------------------------------------------------
Adelphia Communications Corp.
  "A"(1)(2)                           1,487              46,915
AOL Time Warner Inc.(1)              69,816           2,607,628
Belo (A.H.) Corp.                     3,689              67,287
Cablevision Systems Corp.(1)          1,492              69,676
Clear Channel Communications
  Inc.(1)                             8,974             451,123
Comcast Corp. "A"(1)                 14,343             525,384
Dow Jones & Co. Inc.(2)               2,184             119,858
Gannett Co. Inc.                      4,040             249,106
Gemstar-TV Guide International
  Inc.(1)                             3,845             114,043
Gray Communications
  Systems Inc. "B"                    2,167              30,273
Hispanic Broadcasting Corp.(1)        1,857              38,328
Knight Ridder Inc.(2)                 1,455              88,173
McGraw-Hill Companies Inc.            2,842             168,389
New York Times Co. "A"                2,605             111,364
Readers Digest Association
  Inc. (The) "A"                      1,577              29,490
Tribune Co.                           4,915             193,749
UnitedGlobalCom Inc. "A"(1)(2)        1,561               7,290
Univision Communications
  Inc.(1)                             3,591             107,120
USA Networks Inc.(1)                  2,972              68,832
Viacom Inc. "B"(1)                   26,361           1,117,706
Walt Disney Co. (The)                32,274             820,728
Washington Post Company (The)
  "B"                                   251             143,949
---------------------------------------------------------------
                                                      7,176,411
---------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
---------------------------------------------------------------
Precision Castparts Corp.             1,597              54,841
---------------------------------------------------------------
                                                         54,841
---------------------------------------------------------------

MINING - 0.19%
---------------------------------------------------------------
Alcoa Inc.                           13,081             498,648
Arch Coal Inc.                        2,041              37,146
Newmont Mining Corp.                  4,424              91,743
Phelps Dodge Corp.                    1,413              55,672
---------------------------------------------------------------
                                                        683,209
---------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.11%
---------------------------------------------------------------
OFFICE / BUSINESS EQUIPMENT (CONTINUED)
---------------------------------------------------------------
Herman Miller Inc.                    1,890   $          43,130
HON Industries Inc.                   2,309              55,947
Pitney Bowes Inc.                     4,172             181,440
Xerox Corp.                          13,334             122,673
---------------------------------------------------------------
                                                        403,190
---------------------------------------------------------------
OIL & GAS PRODUCERS - 2.44%
---------------------------------------------------------------
Amerada Hess Corp.                    2,215             172,128
Anadarko Petroleum Corp.              3,654             189,095
Apache Corp.(2)                       2,033              95,409
Burlington Resources Inc.             3,512             133,456
Chevron Corp.                         6,977             633,163
Conoco Inc. "B"                       9,041             267,794
Devon Energy Corp.(2)                 2,260             104,570
Diamond Offshore Drilling
  Inc.(2)                               729              20,339
ENSCO International Inc.              1,709              31,172
EOG Resources Inc.                    2,778              87,840
Exxon Mobil Corp.                    88,544           3,555,042
Global Marine Inc.(1)                 1,908              27,475
Kerr-McGee Corp.(2)                   1,460              85,279
Kinder Morgan Inc.                    2,344             130,326
Murphy Oil Corp.                      2,954             223,027
Nabors Industries Inc.(1)             2,216              54,336
Newfield Exploration Co.(1)           6,300             207,648
Noble Affiliates Inc.                 5,324             179,685
Noble Drilling Corp.(1)               2,079              56,549
Occidental Petroleum Corp.            6,018             165,615
Ocean Energy Inc.                     8,386             158,076
Phillips Petroleum Co.(2)             1,788             102,810
Pioneer Natural Resources
  Co.(1)                              4,044              70,770
Rowan Companies Inc.(1)               9,329             145,066
Santa Fe International Corp.          4,392             111,118
Sunoco Inc.                           2,815             106,491
Texaco Inc.                           7,593             528,852
Tosco Corp.                           2,630             122,032
Transocean Sedco Forex Inc.           4,698             135,772
Ultramar Diamond Shamrock
  Corp.                               5,340             275,758
Unocal Corp.                          3,550             125,315
USX-Marathon Group Inc.               5,662             178,410
WD-40 Company                         3,862              80,445
---------------------------------------------------------------
                                                      8,560,863
---------------------------------------------------------------

OIL & GAS SERVICES - 0.31%
---------------------------------------------------------------
Baker Hughes Inc.                     4,604             151,656
BJ Services Co.(1)                    1,957              43,896
Cooper Cameron Corp.(1)                 847              36,633
Grant Prideco Inc. (1)               11,127             116,388
Halliburton Co.                       6,045             168,414
OSCA Inc.(1)(2)                       1,973              32,653
Schlumberger Ltd.                     8,544             418,656
Smith International Inc.(1)             639              29,650
Tidewater Inc.                          769              23,924
Varco International Inc.(1)           1,782              27,051

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Weatherford International
  Inc.(1)                             1,310              43,584
---------------------------------------------------------------
                                                      1,092,505
---------------------------------------------------------------

PACKAGING & CONTAINERS - 0.04%
---------------------------------------------------------------
PACKAGING & CONTAINERS (CONTINUED)
---------------------------------------------------------------
Crown Cork & Seal Co. Inc.            3,395   $          11,713
Sealed Air Corp.(1)                   1,717              68,989
Smurfit-Stone Container
  Corp.(1)                            3,669              63,327
---------------------------------------------------------------
                                                        144,029
---------------------------------------------------------------

PHARMACEUTICALS - 4.29%
---------------------------------------------------------------
Abbott Laboratories                  24,628           1,224,012
Abgenix Inc.(1)                       1,292              38,721
Allergan Inc.                         2,423             175,062
American Home Products Corp.         22,294           1,248,464
Bristol-Myers Squibb Co.             29,229           1,640,916
Cardinal Health Inc.                  6,891             502,630
Celgene Corp.(1)                      1,087              30,229
COR Therapeutics Inc.(1)(2)           1,155              31,705
Dentsply International Inc.           2,414             107,713
Forest Laboratories Inc.
  "A"(1)                              3,082             225,017
Gilead Sciences Inc.(1)               1,361              82,626
ICN Pharmaceuticals Inc.(2)           1,839              54,159
Imclone Systems Inc.(1)(2)            1,155              59,367
IVAX Corporation(1)(2)                2,933              98,725
King Pharmaceuticals Inc.(1)          4,056             175,422
Lilly (Eli) and Company              17,052           1,323,747
Medarex Inc.(1)                       1,224              23,280
MedImmune Inc.(1)                     3,873             155,501
Merck & Co. Inc.                     33,786           2,199,469
Mylan Laboratories Inc.               2,074              68,421
Omnicare Inc.                         2,216              53,007
Pfizer Inc.                          94,610           3,624,509
Pharmacia Corporation                21,564             853,934
Schering-Plough Corp.                23,484             895,445
Sepracor Inc.(1)                      1,087              46,415
Watson Pharmaceuticals Inc.(1)        2,201             123,476
---------------------------------------------------------------
                                                     15,061,972
---------------------------------------------------------------

PIPELINES - 0.34%
---------------------------------------------------------------
Dynegy Inc. "A"                       4,759             200,687
El Paso Corp.                         7,255             352,520
Enron Corp.                          10,967             383,735
Questar Corp.                           401               9,079
Williams Companies Inc.               7,443             242,270
---------------------------------------------------------------
                                                      1,188,291
---------------------------------------------------------------

REAL ESTATE - 0.16%
---------------------------------------------------------------
Annaly Mortgage Management
  Inc.                                8,126             106,044
Catellus Development Corp.(1)         3,931              72,330
LNR Property Corp.                   11,100             366,189
---------------------------------------------------------------
                                                        544,563
---------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.49%
---------------------------------------------------------------
Apartment Investment &
  Management Co. "A"                  3,743             179,664
Archstone Communities Trust           6,447             174,069
AvalonBay Communities Inc.            3,965             200,193
Capital Automotive REIT                 115               2,046
Duke-Weeks Realty Corp.               6,776             171,230
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
---------------------------------------------------------------
Equity Office Properties Trust       10,861   $         348,529
Equity Residential Properties
  Trust                               2,648             155,994
Host Marriott Corp.                  12,070             154,496
Simon Property Group Inc.(2)          5,347             156,667
Vornado Realty Trust                  4,564             183,062
---------------------------------------------------------------
                                                      1,725,950
---------------------------------------------------------------

RETAIL - 3.07%
---------------------------------------------------------------
Amazon.com Inc.(1)(2)                 3,446              30,807
AutoNation Inc.(1)                    6,891              74,147
AutoZone Inc.(1)                      2,562             118,364
Bed Bath & Beyond Inc.(1)(2)          4,358             125,728
Best Buy Co. Inc.(1)                  3,558             209,851
BJ's Wholesale Club Inc.(1)           1,414              69,286
Brinker International Inc.(1)         2,350              62,510
Cash American Investments Inc.        8,018              67,752
CDW Computer Centers Inc.(1)            949              38,719
Circuit City Stores Inc.              4,386              73,246
CVS Corp.                             5,727             206,802
Darden Restaurants Inc.               4,130             118,201
Dollar General Corp.                  5,017              86,543
Dollar Tree Stores Inc.(1)            1,247              29,591
eBay Inc.(1)                          1,973             110,942
Family Dollar Stores Inc.             3,206              96,180
Federated Department Stores
  Inc.(1)                             3,079             111,798
Gap Inc. (The)                       13,912             273,371
Golden State Bancorp Inc.(1)            800                 976
Home Depot Inc.                      35,332           1,623,505
Intimate Brands Inc.                  1,835              25,250
Kmart Corp.(1)                        9,591              96,294
Kohls Corp.(1)                        5,529             306,860
Limited Inc.                          7,197             101,478
Lowe's Companies Inc.                11,314             420,881
May Department Stores Co.             5,049             169,899
McDonald's Corp.                     16,781             503,933
Nordstrom Inc.                        3,231              64,782
Office Depot Inc.(1)                  5,141              71,460
Outback Steakhouse Inc.(1)            1,444              42,237
Payless Shoesource Inc.(1)              825              48,073
Penney (J.C.) Company Inc.            6,106             146,544
Pier 1 Imports Inc.                   2,607              31,675
RadioShack Corp.                      2,884              67,486
Rite Aid Corp.(1)(2)                  6,347              50,395
Ross Stores Inc.                      2,190              64,167
Saks Inc.(1)                          3,726              38,937
Sears, Roebuck and Co.                4,726             202,037
Staples Inc.(1)                       7,089             106,689
Starbucks Corp.(1)(2)                 5,669              95,636
Target Corp.                         13,784             477,616
Tiffany & Co.                         2,695              83,949

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

TJX Companies Inc.                    4,704             165,110
Toys R Us Inc.(1)                     3,822              91,460
Tricon Global Restaurants
  Inc.(1)                             2,290              97,600
Walgreen Co.                         16,415             563,855
Wal-Mart Stores Inc.                 63,362           3,044,544
RETAIL (CONTINUED)
---------------------------------------------------------------
Wendy's International Inc.            2,832   $          80,400
---------------------------------------------------------------
                                                     10,787,566
---------------------------------------------------------------

SEMICONDUCTORS - 2.06%
---------------------------------------------------------------
Advanced Micro Devices Inc.(1)        4,710              63,821
Altera Corp.(1)                       6,108             173,467
Analog Devices Inc.(1)                6,012             287,253
Applied Materials Inc.(1)            12,498             538,539
Applied Micro Circuits
  Corp.(1)                            4,414              62,988
Atmel Corp.(1)(2)                     4,651              44,603
Broadcom Corp. "A"(1)(2)              4,239             136,284
Conexant Systems Inc.(1)              3,681              43,841
Cree Inc.(1)(2)                       1,224              25,667
Cypress Semiconductor Corp.(1)        1,427              30,837
Integrated Device Technology
  Inc.(1)                             1,618              50,304
Intel Corp.                         103,517           2,894,335
International Rectifier
  Corp.(1)                            1,142              42,231
KLA-Tencor Corp.(1)                   3,229             158,673
Lam Research Corp.(1)                 1,638              46,372
Lattice Semiconductor Corp.(1)        2,010              46,974
Linear Technology Corp.               5,353             219,901
LSI Logic Corp.(1)                    4,750              96,188
Maxim Integrated Products
  Inc.(1)                             4,795             221,577
Microchip Technology Inc.(1)          2,177              77,697
Micron Technology Inc.(1)             9,185             345,448
National Semiconductor
  Corp.(1)                            2,804              92,672
Novellus Systems Inc.(1)(2)           2,190              97,039
NVIDIA Corp.(1)                         755              63,956
QLogic Corp.(1)                       1,483              44,505
Rambus Inc.(1)(2)                     1,259               7,844
Teradyne Inc.(1)                      2,820              92,440
Texas Instruments Inc.               26,347             872,086
Transwitch Corp.(1)                   1,561              12,800
TriQuint Semiconductor Inc.(1)        2,298              48,718
Varian Semiconductor Equipment
  Associates Inc.(1)                  1,167              40,145
Vitesse Semiconductor
  Corp.(1)(2)                         4,020              58,692
Xilinx Inc.(1)                        5,507             214,993
---------------------------------------------------------------
                                                      7,252,890
---------------------------------------------------------------

SOFTWARE - 2.59%
---------------------------------------------------------------
Adobe Systems Inc.                    4,103             137,902
Akamai Technologies Inc.(1)(2)          612               2,577
Ariba Inc.(1)(2)                      2,516               5,736
At Home Corp. "A"(1)                  3,231               1,357
Autodesk Inc.                         1,642              62,954
Automatic Data Processing Inc.       10,366             536,544
BEA Systems Inc.(1)                   2,008              32,469
BMC Software Inc.(1)                  3,610              57,760
BroadVision Inc.(1)                   4,108               5,299
Cadence Design Systems Inc.(1)        3,585              78,798

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Certegy Inc.(1)                       1,160              39,858
CheckFree Corp.(1)(2)                   949              20,793
ChoicePoint Inc.(1)                   1,774              70,871
Citrix Systems Inc.(1)                3,059             100,794
CMGI Inc.(1)                          2,573               4,580
SOFTWARE (CONTINUED)
---------------------------------------------------------------
Computer Associates
  International Inc.                  9,239   $         286,871
Compuware Corp.(1)                    6,074              74,164
DoubleClick Inc.(1)                   1,630              13,089
eFunds Corp.(1)                       1,562              26,991
Electronic Arts Inc.(1)               1,701              98,165
Exodus Communications Inc.(1)         4,994               4,395
First Data Corp.                      5,659             372,645
Fiserv Inc.(1)                        2,265             122,695
Homestore.com Inc.(1)(2)              1,018              16,868
i2 Technologies Inc.(1)               3,689              24,569
IMS Health Inc.                       4,414             117,501
InfoSpace Inc.(1)                     3,487               4,324
Inktomi Corp.(1)(2)                   1,630               6,455
Intuit Inc.(1)                        3,583             135,366
Macromedia Inc.(1)                      763              10,629
Mercury Interactive Corp.(1)          1,361              36,761
Micromuse Inc.(1)                     1,224              14,492
Microsoft Corp.(1)                   81,148           4,629,493
Network Associates Inc.(1)            1,982              31,415
Novell Inc.(1)                        5,988              27,245
Openwave Systems Inc.(1)              1,242              19,922
Oracle Corp.(1)                      92,681           1,131,635
Parametric Technology Corp.(1)        4,601              33,541
PeopleSoft Inc.(1)                    4,399             151,678
Peregrine Systems Inc.(1)             1,904              49,847
Rational Software Corp.(1)            3,028              43,482
RealNetworks Inc.(1)                  1,767              12,758
Reynolds & Reynolds Co. "A"           2,034              50,647
Siebel Systems Inc.(1)                7,341             158,566
Sybase Inc.(1)                        2,463              33,916
Symantec Corp.(1)                     1,099              47,246
TIBCO Software Inc.(1)                  824               7,062
VA Linux Systems Inc.(1)                515                 706
Vignette Corp.(1)                     2,001              13,667
webMethods Inc.(1)(2)                   401               4,824
Yahoo! Inc.(1)(2)                     9,834             116,631
---------------------------------------------------------------
                                                      9,088,553
---------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.70%
---------------------------------------------------------------
ADC Telecommunications Inc.(1)       11,744              51,321
Advanced Fibre
  Communications Inc.(1)              1,245              30,191
American Tower Corp.(1)(2)            2,926              42,339
Andrew Corp.(1)                       1,969              40,049
Avaya Inc.(1)                         4,395              49,927
Ciena Corp.(1)                        3,622              62,009
Comverse Technology Inc.(1)           2,874              72,252
Harris Corp.                          1,881              55,170
JDS Uniphase Corp.(1)                20,528             144,722
Lucent Technologies Inc.             52,738             359,673
Motorola Inc.                        34,046             592,400
Nx Networks Inc.(1)                      58                  18
QUALCOMM Inc.(1)                     12,389             729,093

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

RF Micro Devices Inc.(1)(2)           2,041              51,964
Scientific-Atlanta Inc.               2,715              55,766
Sonus Networks Inc.(1)                1,430              21,121
Sycamore Networks Inc.(1)             1,698               9,526
Tellabs Inc.(1)                       6,894              91,828
TELECOMMUNICATION EQUIPMENT (CONTINUED)
---------------------------------------------------------------
Williams Communications
  Group Inc.(1)                       6,103   $          10,070
---------------------------------------------------------------
                                                      2,469,439
---------------------------------------------------------------

TELECOMMUNICATIONS - 1.22%
---------------------------------------------------------------
Allegiance Telecom Inc.(1)            1,870              23,244
AT&T Wireless Services Inc.(1)       18,463             286,177
Broadwing Inc.(1)                     3,014              54,131
Citizen Communications
  Co.(1)(2)                           6,091              65,478
Corning Inc.(2)                      15,334             184,161
Cox Communications Inc.
  "A"(1)(2)                           2,427              96,498
Crown Castle International
  Corp.(1)                            2,041              20,798
Digital Lightwave Inc.(1)(2)            544               8,024
EchoStar Communications
  Corp.(1)                            2,916              82,115
Emulex Corp.(1)                       1,224              19,474
General Motors Corp. "H"(1)           8,386             156,399
Global Crossing Ltd.(1)              14,735              62,329
Leap Wireless International
  Inc.(1)(2)                            946              17,236
Level 3 Communications
  Inc.(1)(2)                          3,988              15,234
Loral Space & Communications
  Ltd.(1)                             3,673               6,905
McLeodUSA Inc. "A"(1)                 4,623               5,779
Metromedia Fiber Network Inc.
  "A"(1)                              4,039               3,029
MRV Communications Inc.(1)            1,430               5,820
Newport Corp.(2)                        612              11,089
Next Level Communications
  Inc.(1)                             1,767               4,135
Nextel Communications Inc.
  "A"(1)(2)                          14,089             170,195
NTL Inc.(1)(2)                        1,633               8,100
Powerwave Technologies Inc.(1)          744              10,862
Qwest Communications
  International Inc.                 25,449             547,154
Sprint Corp. (PCS Group)(1)(2)       15,503             387,265
Verizon Communications Inc.          40,648           2,032,400
---------------------------------------------------------------
                                                      4,284,031
---------------------------------------------------------------

TELEPHONE - 1.60%
---------------------------------------------------------------
Alltel Corp.                          4,422             256,476
AT&T Corp.                           57,398           1,092,858
BellSouth Corp.                      28,186           1,051,338
CenturyTel Inc.                       2,883             101,049
SBC Communications Inc.              51,799           2,119,097
Sprint Corp. (FON Group)             13,423             313,293
Telephone & Data Systems Inc.         1,032             106,554
WorldCom Inc.(1)                     44,238             568,901
XO Communications Inc.
  "A"(1)(2)                           3,902               4,448
---------------------------------------------------------------
                                                      5,614,014
---------------------------------------------------------------

TEXTILES - 0.05%
---------------------------------------------------------------
Cintas Corp.(1)                       3,956             184,191
---------------------------------------------------------------
                                                        184,191
---------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

TOBACCO - 0.50%
---------------------------------------------------------------
Philip Morris Companies Inc.         31,895           1,511,823
R.J. Reynolds Tobacco Holdings
  Inc.                                3,161             182,548
TOBACCO (CONTINUED)
---------------------------------------------------------------
UST Inc.                              2,180   $          71,940
---------------------------------------------------------------
                                                      1,766,311
---------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
---------------------------------------------------------------
Hasbro Inc.(2)                        3,995              69,273
Marvel Enterprises Inc. "C"
  Warrants (Expires
  10/02/01)(1)                           66                   1
Mattel Inc.                           6,198             111,502
---------------------------------------------------------------
                                                        180,776
---------------------------------------------------------------
TRANSPORTATION - 0.29%
---------------------------------------------------------------
Burlington Northern Santa Fe
  Corp.                               5,838             158,268
CNF Transportation Inc.               1,862              55,916
CSX Corp.(1)                          3,732             131,889
FedEx Corp.(1)                        4,929             207,511
Kansas City Southern
  Industries Inc.(1)                  4,045              52,585
Norfolk Southern Corp.                6,812             126,839
Old Dominion Freight Line
  Inc.(1)                             2,916              32,426
Union Pacific Corp.                   3,422             182,290
United Parcel Service Inc.            1,292              71,357
---------------------------------------------------------------
                                                      1,019,081
---------------------------------------------------------------
TRUCKING & LEASING - 0.02%
---------------------------------------------------------------
GATX Corporation                      1,859              72,984
---------------------------------------------------------------
                                                         72,984
---------------------------------------------------------------

WATER - 0.04%
---------------------------------------------------------------
American Water Works Inc.             1,341              46,130
Connecticut Water Service Inc.        1,544              61,142
Middlesex Water Co.                   1,155              38,658
---------------------------------------------------------------
                                                        145,930
---------------------------------------------------------------
TOTAL U.S. COMMON STOCKS
(Cost: $208,828,055)                                171,394,799
---------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 16.59%

AUSTRALIA - 0.83%
---------------------------------------------------------------
Coles Myer Ltd. ADR                  10,219             308,614
National Australia Bank ADR(2)       11,366           1,007,482
News Corporation Ltd. ADR(2)          8,760             285,488
Rio Tinto PLC ADR                     9,615             703,818
Westpac Banking Corp. ADR            16,195             596,786
---------------------------------------------------------------
                                                      2,902,188
---------------------------------------------------------------

CANADA - 0.23%
---------------------------------------------------------------
Alcan Aluminum Ltd.                   4,651             168,924
Barrick Gold Corp.(2)                 7,507             120,262
Inco Ltd.(1)                          4,948              82,236

SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Nortel Networks Corp.                48,915             306,208
Placer Dome Inc.                     11,222             124,003
---------------------------------------------------------------
                                                        801,633
---------------------------------------------------------------

DENMARK - 0.95%
---------------------------------------------------------------
DENMARK (CONTINUED)
---------------------------------------------------------------
Novo-Nordisk A/S ADR                 65,778   $       2,736,365
TDC A/S ADR                          33,035             591,327
---------------------------------------------------------------
                                                      3,327,692
---------------------------------------------------------------

FINLAND - 0.20%
---------------------------------------------------------------
Nokia OYJ ADR                        44,658             702,917
---------------------------------------------------------------
                                                        702,917
---------------------------------------------------------------

FRANCE - 2.38%
---------------------------------------------------------------
Alcatel SA ADR(2)                    39,930             622,908
Aventis SA ADR                       23,879           1,743,167
AXA-UAP ADR                          44,745           1,232,725
France Telecom SA ADR(2)              6,308             207,849
LVMH Moet-Hennessy Louis
  Vuitton ADR(2)                     50,469             494,596
Total Fina SA ADR                    49,505           3,655,944
Total Fina SA Warrants
  (Expires 08/08/03)(1)                  81               2,329
Vivendi Universal SA ADR(2)           7,022             384,174
---------------------------------------------------------------
                                                      8,343,692
---------------------------------------------------------------

GERMANY - 0.78%
---------------------------------------------------------------
DaimlerChrysler AG(2)                40,129           1,763,670
Deutsche Telekom AG ADR(2)           37,720             586,546
SAP AG ADR(2)                        11,445             394,738
---------------------------------------------------------------
                                                      2,744,954
---------------------------------------------------------------

IRELAND - 0.34%
---------------------------------------------------------------
Allied Irish Banks PLC ADR(2)        53,666           1,199,435
---------------------------------------------------------------
                                                      1,199,435
---------------------------------------------------------------

ITALY - 0.66%
---------------------------------------------------------------
Benetton Group SpA ADR               23,003             624,531
ENI-Ente Nazionale Idrocarburi
  SpA ADR(2)                          7,224             486,898
Fiat SpA ADR(2)                      21,073             489,947
San Paolo-IMI SpA ADR(2)             28,328             709,616
---------------------------------------------------------------
                                                      2,310,992
---------------------------------------------------------------

JAPAN - 3.14%
---------------------------------------------------------------
Canon Inc. ADR                       12,647             384,722
Fuji Photo Film Co. Ltd. ADR          9,554             355,887
Hitachi Ltd. ADR                      5,744             459,807
Honda Motor Company Ltd. ADR          6,469             472,237
Ito-Yokado Co. Ltd. ADR              11,793             452,026
Japan Air Lines ADR                  74,271             438,273
Kirin Brewery Co. Ltd. ADR            9,401             721,527

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                             SHARES               VALUE


---------------------------------------------------------------

Kubota Corp. ADR                     10,876             750,444
Kyocera Corp. ADR                     4,071             272,798
Makita Corp. ADR                     11,884              73,087
Matsushita Electric Industrial
  Co. ADR(2)                         29,617             446,032
Mitsubishi Corp. ADR                 33,966             560,439
JAPAN (CONTINUED)
---------------------------------------------------------------
Mitsui & Co. ADR                      4,626   $         634,919
NEC Corp. ADR                        43,730             540,896
Nippon Telegraph & Telephone
  Corp. ADR(2)                       23,409             528,809
Nissan Motor Co. Ltd. ADR            40,594             470,890
Pioneer Corp. ADR                    16,460             323,439
Ricoh Corp. Ltd. ADR                  5,024             406,944
Sony Corp. ADR                        7,740             347,526
Tokio Marine and Fire
  Insurance Co. Ltd. ADR             25,899           1,349,597
Toyota Motor Corp. ADR               16,858           1,030,024
---------------------------------------------------------------
                                                     11,020,323
---------------------------------------------------------------

NETHERLANDS - 1.92%
---------------------------------------------------------------
Abn Amro Holding NV ADR              42,781             787,170
Aegon NV ADR                         21,053             635,801
Akzo Nobel NV ADR                    12,353             553,291
Elsevier NV ADR                      38,913             980,608
ING Groep NV ADR                     16,996             538,433
Koninklijke (Royal) Philips
  Electonics NV ADR                  22,377             599,032
Koninklijke Ahold NV ADR(2)          29,783             901,840
Royal Dutch Petroleum Co. - NY
  Shares                             22,014           1,246,653
Unilever NV - NY Shares               8,456             516,577
---------------------------------------------------------------
                                                      6,759,405
---------------------------------------------------------------

NEW ZEALAND - 0.05%
---------------------------------------------------------------
Telecom Corp. of New Zealand
  Ltd. ADR(2)                        10,375             182,911
---------------------------------------------------------------
                                                        182,911
---------------------------------------------------------------

PORTUGAL - 0.08%
---------------------------------------------------------------
Banco Comercial Portugues
  ADR(1)(2)                          14,551             287,382
---------------------------------------------------------------
                                                        287,382
---------------------------------------------------------------

SINGAPORE - 0.04%
---------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR(1)(2)        5,209             139,549
---------------------------------------------------------------
                                                        139,549
---------------------------------------------------------------

SPAIN - 0.76%
---------------------------------------------------------------
Banco Bilbao Vizcaya
  Argentaria SA ADR(2)               41,026             535,389
Banco Santander Central
  Hispano SA ADR(2)                 118,876           1,087,715
Repsol SA ADR                        24,863             420,433

                                  SHARES OR
SECURITY                        FACE AMOUNT               VALUE


---------------------------------------------------------------

Telefonica SA ADR(1)(2)              17,507             617,122
---------------------------------------------------------------
                                                      2,660,659
---------------------------------------------------------------
SWEDEN - 0.15%
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson AB ADR                   109,241   $         544,020
---------------------------------------------------------------
                                                        544,020
---------------------------------------------------------------

SWITZERLAND - 0.13%
---------------------------------------------------------------
Adecco SA ADR                        29,005             352,701
Sulzer Medica ADR(2)                 14,966             112,245
---------------------------------------------------------------
                                                        464,946
---------------------------------------------------------------

UNITED KINGDOM - 3.95%
---------------------------------------------------------------
AstraZeneca PLC ADR(2)               24,885           1,206,923
Barclays PLC ADR(2)                   8,537           1,067,125
BP Amoco PLC ADR                     22,914           1,165,864
British Sky
  Broadcasting PLC ADR(1)(2)          6,736             460,742
British Telecom PLC ADR(2)           14,358             898,954
Cadbury Schweppes PLC ADR            28,624             776,283
Diageo PLC ADR                       40,162           1,630,176
GlaxoSmithKline PLC ADR              64,078           3,392,930
Hanson PLC ADR                       24,474             949,836
Hong Kong & Shanghai
  Banking ADR(2)                      7,425             441,342
Reuters Group PLC ADR                 7,085             479,655
Vodafone Group PLC ADR               70,313           1,416,807
---------------------------------------------------------------
                                                     13,886,637
---------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $72,420,170)                                  58,279,335
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $281,248,225)                                229,674,134
---------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 33.96%
---------------------------------------------------------------
U.S. Treasury Bonds
   7.63%,  02/15/07             $   200,000             203,680
   8.75%,  11/15/08                 200,000             219,906
   9.13%,  05/15/09                 300,000             337,992
   9.38%,  02/15/06                 450,000             540,914
  10.00%,  05/15/10                 300,000             356,777
  10.75%,  02/15/03                 300,000             330,281
  10.75%,  05/15/03                 600,000             670,313
  10.75%,  08/15/05               1,400,000           1,723,968
  11.13%,  08/15/03                 300,000             341,555
  11.63%,  11/15/02                 170,000             186,183
  11.63%,  11/15/04                 500,000             610,938
  11.88%,  11/15/03                 550,000             643,328
  12.00%,  05/15/05                 300,000             379,031
  12.38%,  05/15/04                 400,000             485,453
  13.75%,  08/15/04                 100,000             126,766
U.S. Treasury Notes
   4.00%,  04/30/03               2,900,000           2,920,277
   4.25%,  11/15/03               1,300,000           1,314,167
   4.63%,  02/28/03(2)            2,900,000           2,946,899
   4.75%,  01/31/03(2)            1,100,000           1,119,336

LIFEPATH 2020 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                        FACE AMOUNT               VALUE


---------------------------------------------------------------

   4.75%,  02/15/04(2)            3,900,000           3,984,400
   4.75%,  11/15/08               9,100,000           9,092,893
   5.13%,  12/31/02             $ 1,250,000   $       1,277,441
   5.25%,  08/15/03               1,100,000           1,133,300
   5.25%,  05/15/04(2)            6,250,000           6,466,800
   5.38%,  06/30/03               1,100,000           1,134,504
   5.50%,  01/31/03               1,100,000           1,130,507
   5.50%,  02/28/03               1,300,000           1,337,476
   5.50%,  03/31/03                 900,000             926,965
   5.50%,  05/31/03                 600,000             619,336
   5.50%,  02/15/08               1,000,000           1,047,109
   5.50%,  05/15/09(2)            1,050,000           1,096,512
   5.63%,  11/30/02                 600,000             616,078
   5.63%,  12/31/02               1,100,000           1,131,195
   5.63%,  02/15/06               1,300,000           1,368,860
   5.63%,  05/15/08               2,600,000           2,736,094
   5.75%,  10/31/02               2,250,000           2,310,293
   5.75%,  11/30/02               2,850,000           2,930,379
   5.75%,  04/30/03               1,100,000           1,138,586
   5.75%,  08/15/03               3,250,000           3,378,476
   5.75%,  11/15/05(2)            4,600,000           4,847,250
   5.75%,  08/15/10               1,440,000           1,528,425
   5.88%,  09/30/02               1,700,000           1,745,356
   5.88%,  02/15/04               1,100,000           1,152,422
   5.88%,  11/15/04               3,900,000           4,105,206
   5.88%,  11/15/05               1,200,000           1,271,860
   6.00%,  09/30/02                 900,000             924,961
   6.00%,  08/15/04               2,300,000           2,427,038
   6.13%,  08/31/02                 900,000             924,433
   6.13%,  08/15/07               3,040,000           3,280,826
   6.25%,  08/31/02               3,100,000           3,188,158
   6.25%,  02/15/03                 750,000             778,858
   6.25%,  02/15/07               1,350,000           1,462,641
   6.50%,  05/15/05(2)            1,100,000           1,186,023
   6.50%,  08/15/05               1,650,000           1,783,289
   6.50%,  10/15/06(2)            4,020,000           4,387,766
   6.50%,  02/15/10               1,830,000           2,034,303
   6.63%,  05/15/07               2,900,000           3,198,836
   6.75%,  05/15/05               3,250,000           3,526,250
   6.88%,  05/15/06               2,475,000           2,731,202
   7.00%,  07/15/06               1,600,000           1,776,688
   7.25%,  05/15/04               3,400,000           3,687,803
   7.25%,  08/15/04               1,900,000           2,070,109
   7.50%,  02/15/05               3,500,000           3,873,926

SECURITY                        FACE AMOUNT               VALUE


---------------------------------------------------------------

   7.88%,  11/15/04               1,000,000           1,111,602
---------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $115,757,996)                                119,320,199
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.21%
---------------------------------------------------------------
Dreyfus Money Market Fund(3)    $15,238,683   $      15,238,683
Goldman Sachs Financial Square
  Prime Obligation Fund(3)        2,604,707           2,604,707
Providian Temp Cash Money
  Market Fund(3)                 14,533,436          14,533,436
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $32,376,826)                                  32,376,826
---------------------------------------------------------------

REPURCHASE AGREEMENT - 0.30%
---------------------------------------------------------------
Investors Bank & Trust
  Tri-Party Repurchase
  Agreement, dated 08/31/01,
  due 09/04/01, with a
  maturity value of $1,070,637
  and an effective yield of
  3.38%.                          1,070,235           1,070,235
---------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $1,070,235)                                    1,070,235
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.84%
(Cost $430,453,282)                                 382,441,394
---------------------------------------------------------------

Other Assets, Less Liabilities - (8.84%)            (31,071,757)
---------------------------------------------------------------

NET ASSETS - 100.00%                          $     351,369,637
---------------------------------------------------------------


-----------------------------------------------------



(1)  NON-INCOME EARNING SECURITIES.
(2)  DENOTES ALL OR PART OF SECURITY ON LOAN. SEE
     NOTE 4.
(3)  REPRESENTS INVESTMENT OF COLLATERAL RECEIVED
     FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE
     4.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

COMMON STOCKS - 81.37%
U.S. COMMON STOCKS - 61.27%
ADVERTISING - 0.18%
----------------------------------------------------------------
Harte-Hanks Inc.                                880  $    20,979
Interpublic Group of Companies Inc.           2,001       54,187
Omnicom Group Inc.                            1,301      101,205
TMP Worldwide Inc.(1)(2)                      1,000       44,850
----------------------------------------------------------------
                                                         221,221
----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.69%
----------------------------------------------------------------
Boeing Co.                                    5,559      284,621
General Dynamics Corp.                        1,352      106,754
Goodrich (B.F.) Co.                             807       25,864
Lockheed Martin Corp.                         2,735      109,017
Northrop Grumman Corp.                          443       36,326
Raytheon Co.                                  2,478       65,147
Rockwell Collins                              1,215       24,689
United Technologies Corp.                     2,621      179,276
----------------------------------------------------------------
                                                         831,694
----------------------------------------------------------------

AIRLINES - 0.21%
----------------------------------------------------------------
AMR Corp.(1)                                  1,274       40,755
Continental Airlines Inc. "B"(1)                486       21,199
Delta Air Lines Inc.                            386       14,900
Northwest Airlines Corp. "A"(1)                 501       10,561
Southwest Airlines Co.                        4,760       85,156
U.S. Airways Group Inc.(1)                      488        6,198
UAL Corp.                                     2,315       75,654
----------------------------------------------------------------
                                                         254,423
----------------------------------------------------------------

APPAREL - 0.13%
----------------------------------------------------------------
Jones Apparel Group Inc.(1)                     746       23,797
Liz Claiborne Inc.                              418       21,924
Nike Inc. "B"                                 1,671       83,550
VF Corp.                                        882       30,491
----------------------------------------------------------------
                                                         159,762
----------------------------------------------------------------

AUTO MANUFACTURERS - 0.39%
----------------------------------------------------------------
Ford Motor Company                           11,192      222,385
General Motors Corp. "A"                      3,390      185,602
Navistar International Corp.(1)                 606       20,768
PACCAR Inc.                                     718       39,705
----------------------------------------------------------------
                                                         468,460
----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.14%
----------------------------------------------------------------
Dana Corp.                                    1,329       26,048
Delphi Automotive Systems Corp.               3,686       55,253
Goodyear Tire & Rubber Co.                    1,014       24,843
TRW Inc.                                        928       32,666

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

AUTO PARTS & EQUIPMENT (CONTINUED)
----------------------------------------------------------------
Visteon Corp.                                 1,365  $    23,341
----------------------------------------------------------------
                                                         162,151
----------------------------------------------------------------

BANKS - 4.69%
----------------------------------------------------------------
AmSouth Bancorp                               2,931       55,748
Associated Bancorp                            1,135       38,488
Bank of America Corp.                         8,625      530,437
Bank of New York Co. Inc.                     4,533      179,960
Bank One Corp.                                6,966      241,651
BB&T Corp.                                    2,424       89,155
Charter One Financial Inc.                    1,324       38,661
City National Corp.                           3,658      170,243
Comerica Inc.                                 1,087       64,948
Commerce Bancshares Inc.                        575       23,224
Compass Bancshares Inc.                       1,104       29,422
Dime Bancorp Inc.                             1,073       41,418
Fifth Third Bancorp                           3,599      209,822
First Tennessee National Corp.                5,662      182,373
First Union Corp.                             5,315      182,941
First Virginia Banks Inc.                       539       24,767
FleetBoston Financial Corp.                   5,610      206,616
Golden West Financial Corp.                   1,108       64,120
Hibernia Corp. "A"                            1,646       28,459
Huntington Bancshares Inc.                    2,058       37,414
JP Morgan Chase & Co.                        10,322      406,687
KeyCorp                                       2,839       71,259
M&T Bank Corp.                                  799       58,047
Marshall & Ilsley Corp.                       1,702       94,665
Mellon Financial Corp.                        2,981      105,080
Mercantile Bankshares Corp.                     825       33,619
National City Corp.                           3,666      113,169
National Commerce Financial Corp.             1,118       28,352
North Fork Bancorp                            1,377       41,035
Northern Trust Corp.                          1,322       74,957
Pacific Century Financial Corp.                 883       23,064
PNC Financial Services Group                  1,751      116,599
Regions Financial Corp.                       3,498      102,841
Sky Financial Group Inc.                      1,108       22,160
SouthTrust Corp.                              2,116       51,546
State Street Corp.                            2,007       97,460
SunTrust Banks Inc.                           1,764      120,481
Synovus Financial Corp.                       1,821       56,087
TCF Financial Corp.                           1,104       50,122
Trustmark Corp.                                 844       18,906
U.S. Bancorp                                 11,980      290,395
Union Planters Corp.                          3,594      159,933
Valley National Bancorp                       1,361       38,870
Wachovia Corp.                                1,341       93,401
Washington Federal Inc.                       1,380       34,252
Washington Mutual Inc.                        7,138      267,247
Wells Fargo & Company                         9,845      452,968
Wilmington Trust Corp.                          294       17,925
Zions Bancorp                                 2,535      145,154
----------------------------------------------------------------
                                                       5,626,148
----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

BEVERAGES - 1.14%
----------------------------------------------------------------
Anheuser-Busch Companies Inc.                 4,572  $   196,779
Brown-Forman Corp. "B"                          431       27,799
Coca-Cola Co.                                12,810      623,463
Coca-Cola Enterprises Inc.(2)                 2,670       40,504
Coors (Adolf) Company "B"                       254       11,760
PepsiAmericas Inc.                              797       12,513
PepsiCo Inc.                                  9,611      451,717
----------------------------------------------------------------
                                                       1,364,535
----------------------------------------------------------------
BIOTECHNOLOGY - 0.71%
----------------------------------------------------------------
Amgen Inc.(1)                                 6,931      445,663
Applera Corp. - Celera Genomics Group(1)        676       17,948
Biogen Inc.(1)                                1,066       64,344
Chiron Corp.(1)                               1,372       63,963
CuraGen Corp.(1)                                846       17,250
Genentech Inc.(1)                             1,015       46,588
Genzyme Corp. - General Division(1)           1,154       65,363
IDEC Pharmaceuticals Corp.(2)                 1,100       65,197
Immunex Corp.(1)(2)                           1,714       29,789
Millennium Pharmaceuticals Inc.(1)            1,338       36,795
----------------------------------------------------------------
                                                         852,900
----------------------------------------------------------------

BROADCASTING - 0.01%
----------------------------------------------------------------
Cablevision Systems Corporation -
  Rainbow Media Group(1)                        377        8,973
----------------------------------------------------------------
                                                           8,973
----------------------------------------------------------------

BUILDING MATERIALS - 0.12%
----------------------------------------------------------------
American Standard Companies Inc.(1)             491       34,296
Masco Corp.                                   2,990       77,202
Vulcan Materials Co.                            671       32,215
----------------------------------------------------------------
                                                         143,713
----------------------------------------------------------------
CHEMICALS - 0.87%
----------------------------------------------------------------
Air Products & Chemicals Inc.                 1,707       72,377
Ashland Inc.                                    450       19,080
Cabot Corp.                                     809       32,659
Cabot Microelectronics Corp.(1)                 553       38,738
Crompton Corp.                                1,379       12,549
Dow Chemical Co.                              5,557      194,828
Du Pont (E.I.) de Nemours                     6,338      259,668
Eastman Chemical Co.                            822       31,885
Engelhard Corp.                               1,064       27,802
IMC Global Inc.                               1,055       12,460
Lubrizol Corp.                                  831       29,899
Lyondell Chemical Co.                         1,089       14,821
Millennium Chemicals Inc.                       895       12,029
Olin Corp.                                      597        9,886
PPG Industries Inc.                           1,278       69,165
Praxair Inc.                                  1,071       50,412
Rohm & Haas Co. "A"                           1,409       50,597

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

CHEMICALS (CONTINUED)
----------------------------------------------------------------
Sherwin-Williams Co.                          1,202  $    27,225
Sigma-Aldrich Corp.                             841       38,358
Solutia Inc.                                  1,174       16,213
Valspar Corp.                                   627       23,293
----------------------------------------------------------------
                                                       1,043,944
----------------------------------------------------------------

COAL - 0.01%
----------------------------------------------------------------
Massey Energy Co.                               573       11,259
----------------------------------------------------------------
                                                          11,259
----------------------------------------------------------------

COMMERCIAL SERVICES - 0.82%
----------------------------------------------------------------
Apollo Group Inc. "A"(1)                      1,117       43,976
Arbitron Inc.(1)                                375       11,044
Block (H & R) Inc.                            1,440       56,030
Caremark Rx Inc.(1)(2)                        2,238       39,098
Cendant Corp.(1)(2)                           7,495      142,930
Comdisco Inc.                                   995          905
Concord EFS Inc.(1)                           1,696       88,989
Convergys Corp.(1)                            1,507       42,301
Deluxe Corp.                                  1,035       33,969
Donnelley (R.R.) & Sons Co.                   1,257       37,484
Dun & Bradstreet Corp.(1)                       774       25,821
Ecolab Inc.                                     889       35,631
Equifax Inc.                                  1,089       28,347
First Health Group Corp.(1)(2)                1,014       28,392
Manpower Inc.                                   788       24,286
McKesson HBOC Inc.                            1,944       76,302
Modis Professional Services Inc.(1)           1,184        7,353
Moody's Corp.                                 1,295       44,535
Paychex Inc.                                  2,461       91,229
Quintiles Transnational Corp.(1)              1,023       17,913
Robert Half International Inc.(1)             1,584       39,426
Servicemaster Co.                             2,027       23,716
Valassis Communications Inc.(1)                 488       17,285
Viad Corp.                                      912       23,986
----------------------------------------------------------------
                                                         980,948
----------------------------------------------------------------

COMPUTERS - 3.36%
----------------------------------------------------------------
Affiliated Computer Services
  Inc. "A"(1)(2)                                380       31,073
Apple Computer Inc.(1)                        1,903       35,301
Brocade Communications System Inc.(1)           888       21,356
Ceridian Corp.(1)                             1,031       20,053
Cisco Systems Inc.(1)                        45,782      747,620
Commerce One Inc.(1)                          1,015        3,309
Compaq Computer Corp.                        10,641      131,416
Computer Sciences Corp.(1)                    1,172       44,067
Dell Computer Corp.(1)                       17,312      370,131
Diebold Inc.                                    794       29,973
DST Systems Inc.(1)                             519       24,834
Echelon Corp.(1)(2)                             592        9,732
Electronic Data Systems Corp.                 2,978      175,642

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

COMPUTERS (CONTINUED)
----------------------------------------------------------------
Electronics For Imaging Inc.(1)                 377  $     7,713
EMC Corp.(1)                                 14,576      225,345
Enterasys Networks Inc.(1)                    1,329       13,489
Gateway Inc.(1)                               2,019       18,110
Hewlett-Packard Co.                          12,209      283,371
International Business Machines Corp.        11,221    1,122,100
Internet Security Systems Inc.(1)               380        5,939
Iomega Corp.(1)                               2,424        3,321
Juniper Networks Inc.(1)                      1,634       22,876
Lexmark International
  Group Inc. "A"(1)                             851       44,295
Maxtor Corp.(1)(2)                            1,755       10,583
McDATA Corporation "A"(1)                       487        6,954
Mentor Graphics Corp.(1)                      1,504       24,816
NCR Corp.(1)                                    614       23,240
Network Appliance Inc.(1)                     2,057       26,659
Palm Inc.(1)                                  3,659       13,099
Quantum DLT & Storage Group(1)                1,386       12,155
Redback Networks Inc.(1)                        550        2,244
Riverstone Networks Inc.(1)                     681        6,456
RSA Security Inc.(1)                            545       10,486
Sapient Corp.(1)                              1,142        6,178
Silicon Graphics Inc.(1)                      2,410        1,060
Storage Technology Corp.(1)                     726       10,382
Sun Microsystems Inc.(1)                     21,723      248,728
SunGard Data Systems Inc.(1)                  1,864       44,084
Synopsys Inc.(1)                                599       27,638
3Com Corp.(1)                                 2,048        8,417
Unisys Corp.(1)                               1,914       22,623
VeriSign Inc.(1)(2)                           1,125       46,181
Veritas Software Corp.(1)                     2,877       82,627
----------------------------------------------------------------
                                                       4,025,676
----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.02%
----------------------------------------------------------------
Alberto-Culver Co. "B"(2)                       487       20,975
Avon Products Inc.(2)                         1,533       70,717
Colgate-Palmolive Co.                         3,190      172,738
Estee Lauder Companies Inc. "A"(2)              528       20,513
Gillette Co.                                  5,985      183,440
International Flavors & Fragrances Inc.         921       27,768
Kimberly-Clark Corp.                          2,981      184,971
Procter & Gamble Co.                          7,273      539,293
----------------------------------------------------------------
                                                       1,220,415
----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.18%
----------------------------------------------------------------
Costco Wholesale Corp.(1)                     2,860      106,993
Fastenal Co.(2)                                 259       17,029
Genuine Parts Co.                             1,175       36,143
Grainger (W.W.) Inc.                            691       29,236
Tech Data Corp.(1)                              537       21,963
----------------------------------------------------------------
                                                         211,364
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.88%
----------------------------------------------------------------
American Express Co.                          7,592  $   276,501
Bear Stearns Companies Inc.                   2,341      122,177
Capital One Financial Corp.                   1,433       79,689
Citigroup Inc.                               30,386    1,390,159
Countrywide Credit Industries Inc.              817       33,905
Edwards (A.G.) Inc.                             846       34,517
Fannie Mae                                    6,242      475,703
Franklin Resources Inc.                       1,930       79,188
Freddie Mac                                   4,988      313,645
Goldman Sachs Group Inc. (The)(2)             2,480      198,648
Household International Inc.                  2,955      174,641
Legg Mason Inc.                                 528       23,607
Lehman Brothers Holdings Inc.                 2,569      168,655
MBNA Corp.                                    5,419      188,364
Merrill Lynch & Co. Inc.                      5,945      306,762
Morgan Stanley Dean Witter & Co.              7,358      392,549
Providian Financial Corp.(2)                  2,006       78,354
Schwab (Charles) Corp.                        9,019      112,377
Stilwell Financial Inc.                       1,680       48,048
T Rowe Price Group Inc.                       1,053       39,372
USA Education Inc.(2)                         1,362      107,884
----------------------------------------------------------------
                                                       4,644,745
----------------------------------------------------------------

ELECTRIC - 1.46%
----------------------------------------------------------------
AES Corp.(1)                                  3,479      115,224
Ameren Corp.                                    827       34,114
American Electric Power Inc.                  1,891       86,551
Calpine Corp.(1)                              1,846       60,955
Cinergy Corp.                                 1,009       32,490
Consolidated Edison Inc.(2)                   1,612       65,931
Constellation Energy Group Inc.               1,074       32,241
Dominion Resources Inc.                       1,531       96,376
DTE Energy Co.(2)                             1,012       43,809
Duke Energy Corp.                             4,604      180,983
Edison International                          2,510       34,161
Entergy Corp.                                 1,355       52,195
Exelon Corp.                                  2,084      113,786
FirstEnergy Corp.                             1,349       44,369
FPL Group Inc.                                1,125       61,144
GPU Inc.                                        905       34,553
Mirant Corp.(1)                               1,454       41,657
Niagara Mohawk Holdings Inc.(1)               1,853       32,316
NiSource Inc.                                 1,782       44,924
PG&E Corp.                                    2,726       44,706
Pinnacle West Capital Corp.                     592       26,409
PPL Corp.                                     1,215       52,670
Progress Energy Inc.                          1,348       56,198
Public Service Enterprise Group Inc.          1,314       60,838
Reliant Energy Inc.                           2,083       62,615
Southern Co.                                  4,106       95,136
TXU Corporation                               1,561       74,116
Xcel Energy Inc.                              2,500       68,500
----------------------------------------------------------------
                                                       1,748,967
----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.18%
----------------------------------------------------------------
American Power Conversion Corp.(1)            1,623  $    22,446
Emerson Electric Co.                          2,259      121,082
Hubbell Inc. "B"                              1,209       35,218
Molex Inc.                                    1,352       42,683
----------------------------------------------------------------
                                                         221,429
----------------------------------------------------------------

ELECTRONICS - 0.65%
----------------------------------------------------------------
Agilent Technologies Inc.(1)                  4,010      106,265
Applera Corp. - Applied Biosystems Group      1,428       35,714
Arrow Electronics Inc.(1)                       745       19,959
Avnet Inc.                                      673       16,206
AVX Corp.                                       580       12,267
Jabil Circuit Inc.(1)(2)                      1,408       32,539
Johnson Controls Inc.                         2,396      175,507
Millipore Corp.                                 412       26,141
Parker Hannifin Corp.                           887       39,028
PerkinElmer Inc.                                768       24,637
Sanmina Corp.(1)                              1,996       35,948
SCI Systems Inc.(1)                           1,040       25,480
Sensormatic Electronics Corp.(1)                692       16,207
Solectron Corp.(1)(2)                         4,169       56,698
Symbol Technologies Inc.                      1,662       22,437
Tektronix Inc.(1)                               844       16,492
Thermo Electron Corp.(1)                      1,302       28,214
Thomas & Betts Corp.                            525       11,240
Varian Inc.(1)                                  844       25,058
Vishay Intertechnology Inc.(1)                  910       21,230
Waters Corp.(1)                               1,057       35,018
----------------------------------------------------------------
                                                         782,285
----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.04%
----------------------------------------------------------------
Fluor Corp.                                   1,081       49,002
Washington Group Warrants
  (Expires 03/11/03)(1)                          25            1
----------------------------------------------------------------
                                                          49,003
----------------------------------------------------------------
ENTERTAINMENT - 0.05%
----------------------------------------------------------------
International Game Technology Inc.(1)           785       42,013
Macrovision Corp.(1)                            423       18,447
----------------------------------------------------------------
                                                          60,460
----------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.11%
----------------------------------------------------------------
Waste Management Inc.                         4,151      128,390
----------------------------------------------------------------
                                                         128,390
----------------------------------------------------------------
FOOD - 1.27%
----------------------------------------------------------------
Albertson's Inc.                              2,601       91,009
Archer-Daniels-Midland Co.                    4,171       56,011
Campbell Soup Co.                             3,018       85,077
ConAgra Foods Inc.                            3,226       74,037
Dean Foods Co.                                  260       11,209

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

FOOD (CONTINUED)
----------------------------------------------------------------
Dole Food Co.                                   719  $    17,249
Flowers Foods Inc.(1)                           167        6,747
General Mills Inc.                            1,623       71,964
Heinz (H.J.) Co.                              1,978       89,366
Hershey Foods Corp.                           1,061       68,413
Hormel Foods Corp.                              728       18,542
IBP Inc.                                        492       12,300
Kellogg Co.                                   2,933       93,827
Kroger Co.(1)                                 5,143      136,907
McCormick & Co. Inc.                            690       31,188
Ralston Purina Group                          1,990       65,033
Safeway Inc.(1)                               3,260      147,059
Sara Lee Corp.                                5,150      113,300
Smithfield Foods Inc.(1)                        507       22,435
Suiza Foods Corp.(1)(2)                         259       15,017
SUPERVALU Inc.                                  904       18,966
Sysco Corp.                                   4,812      134,832
Whole Foods Market Inc.(1)(2)                   867       30,510
Winn-Dixie Stores Inc.                        1,163       26,109
Wrigley (William Jr.) Co.                     1,650       82,731
----------------------------------------------------------------
                                                       1,519,838
----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.44%
----------------------------------------------------------------
Boise Cascade Corp.                             451       16,552
Bowater Inc.                                  2,500      118,600
Georgia-Pacific (Timber Group)                  735       29,047
Georgia-Pacific Corp.(2)                      1,535       56,089
International Paper Co.                       3,005      120,561
Mead Corp.                                      765       25,429
Temple-Inland Inc.                              397       23,169
Westvaco Corp.                                  688       20,950
Weyerhaeuser Co.                              1,319       74,853
Willamette Industries Inc.                      767       37,200
----------------------------------------------------------------
                                                         522,450
----------------------------------------------------------------

GAS - 0.04%
----------------------------------------------------------------
Sempra Energy                                 1,553       42,071
----------------------------------------------------------------
                                                          42,071
----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.06%
----------------------------------------------------------------
Black & Decker Corp.                            517       20,334
SPX Corp.(1)(2)                                 218       25,343
Stanley Works (The)                             698       29,239
----------------------------------------------------------------
                                                          74,916
----------------------------------------------------------------

HEALTH CARE - 2.48%
----------------------------------------------------------------
Aetna Inc.(1)                                   702       20,990
Apogent Technologies Inc.(1)                  1,095       26,324
Bard (C.R.) Inc.                                603       34,884
Bausch & Lomb Inc.(2)                           446       16,221
Baxter International Inc.                     3,670      189,372
Beckman Coulter Inc.                            566       25,878

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

HEALTH CARE (CONTINUED)
----------------------------------------------------------------
Becton Dickinson & Co.                        1,668  $    59,931
Biomet Inc.                                   1,992       55,039
Boston Scientific Corp.(1)                    2,882       55,046
Guidant Corp.(1)                              2,186       78,958
HCA - The Healthcare Company                  3,655      167,180
Health Management Associates Inc.
  "A"(1)                                      1,582       31,561
Health Net Inc.(1)                            3,040       57,365
Healthsouth Corp.(1)                          3,591       64,925
IDEXX Laboratories Inc.(1)                    1,369       33,116
Johnson & Johnson                            18,326      965,963
Lincare Holdings Inc.(1)                      2,364       67,161
Medtronic Inc.                                7,927      360,996
Oxford Health Plans Inc.(1)                     759       22,755
PacifiCare Health Systems Inc.
  "A"(1)(2)                                     409        6,012
Quest Diagnostics Inc.(1)                       716       44,857
St. Jude Medical Inc.(1)                        636       43,757
Steris Corp.(1)                               1,145       24,778
Stryker Corp.                                 1,286       70,511
Tenet Healthcare Corp.(1)                     2,372      131,456
UnitedHealth Group Inc.                       1,979      134,691
Universal Health Services Inc. "B"(1)           519       24,549
Varian Medical Systems Inc.(1)                  971       64,086
Wellpoint Health Networks Inc.(1)               498       53,027
Zimmer Holdings Inc.(1)                       1,280       34,816
----------------------------------------------------------------
                                                       2,966,205
----------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.35%
----------------------------------------------------------------
Berkshire Hathaway Inc. "A"(1)                    6      416,400
----------------------------------------------------------------
                                                         416,400
----------------------------------------------------------------

HOME BUILDERS - 0.02%
----------------------------------------------------------------
Clayton Homes Inc.                            1,189       18,204
----------------------------------------------------------------
                                                          18,204
----------------------------------------------------------------
HOME FURNISHINGS - 0.17%
----------------------------------------------------------------
Ethan Allen Interiors Inc.                    1,003       35,406
Leggett & Platt Inc.                          1,420       33,398
Maytag Corp.                                  3,549      109,061
Whirlpool Corp.                                 451       29,775
----------------------------------------------------------------
                                                         207,640
----------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES - 0.16%
----------------------------------------------------------------
American Greetings Corp. "A"                  1,269       16,776
Avery Dennison Corp.                            746       38,352
Clorox Co.                                    1,521       56,657
Dial Corp.                                      767       12,924
Fortune Brands Inc.                             833       31,862
Newell Rubbermaid Inc.                        1,743       39,915
----------------------------------------------------------------
                                                         196,486
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

INSURANCE - 2.69%
----------------------------------------------------------------
INSURANCE (CONTINUED)
----------------------------------------------------------------
AFLAC Inc.                                    3,350  $    92,192
Allmerica Financial Corp.                       429       22,853
Allstate Corp.                                4,508      152,956
Ambac Financial Group Inc.                      742       43,926
American Financial Group Inc.                   592       13,865
American International Group Inc.            15,227    1,190,751
American National Insurance Co.                 169       13,336
AON Corp.                                     1,672       62,096
Chubb Corp.                                   1,129       76,208
CIGNA Corp.                                     822       73,980
Cincinnati Financial Corp.                    1,042       41,680
Conseco Inc.(1)                               2,184       20,049
Hancock (John) Financial Services Inc.        2,607      104,150
Hartford Financial Services Group Inc.        1,468       95,126
Jefferson-Pilot Corp.                           991       46,101
Lincoln National Corp.                        1,252       62,425
Loews Corp.                                   1,564       76,354
Markel Corp.(1)                                 169       31,251
Marsh & McLennan Companies Inc.               1,712      159,045
MBIA Inc.                                       996       53,794
Mercury General Corp.                           803       31,558
MetLife Inc.(2)                               4,750      144,875
MGIC Investment Corp.                           745       52,076
Old Republic International Corp.              1,194       32,059
PMI Group Inc. (The)                          1,548      100,930
Progressive Corporation                         515       66,574
Protective Life Corp.                           566       16,884
Radian Group Inc.                             3,192      128,031
SAFECO Corp.                                  1,179       35,464
St. Paul Companies Inc.                       1,325       55,690
Torchmark Corp.                                 894       37,763
Transatlantic Holdings Inc.                     150       11,003
21st Century Insurance Group                    577       11,026
Unitrin Inc.                                    604       22,227
UNUMProvident Corp.                           1,666       46,681
----------------------------------------------------------------
                                                       3,224,979
----------------------------------------------------------------

IRON / STEEL - 0.05%
----------------------------------------------------------------
Allegheny Technologies Inc.                     806       14,911
Nucor Corp.                                     903       43,886
----------------------------------------------------------------
                                                          58,797
----------------------------------------------------------------

LEISURE TIME - 0.25%
----------------------------------------------------------------
Brunswick Corp.                                 645       14,055
Callaway Golf Co.                               992       17,975
Carnival Corp. "A"                            3,732      116,737
Galileo International Inc.                      674       20,961
Harley-Davidson Inc.                          1,869       90,815
Sabre Holdings Corp.(1)                         819       34,545
----------------------------------------------------------------
                                                         295,088
----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

LODGING - 0.26%
----------------------------------------------------------------
Harrah's Entertainment Inc.(1)                  817       23,350
LODGING (CONTINUED)
----------------------------------------------------------------
Hilton Hotels Corp.                           2,363  $    30,034
Mandalay Resort Group Inc.(1)                 1,268       31,548
Marriott International Inc. "A"               1,425       62,486
MGM Grand Inc.(1)(2)                          3,284       95,729
Park Place Entertainment Corp.(1)             1,659       17,635
Starwood Hotels & Resorts
  Worldwide Inc.                              1,379       46,679
----------------------------------------------------------------
                                                         307,461
----------------------------------------------------------------

MACHINERY - 0.26%
----------------------------------------------------------------
Caterpillar Inc.                              2,099      104,950
Cognex Corp.(1)                                 565       15,639
Deere & Co.                                   1,377       59,445
Dover Corp.                                   1,612       57,903
Imation Corp.(1)                                360        8,982
Ingersoll-Rand Co.                            1,179       47,832
Kadant Inc.(1)                                   79        1,094
Rockwell International Corp.                  1,215       19,501
----------------------------------------------------------------
                                                         315,346
----------------------------------------------------------------
MANUFACTURERS - 3.25%
----------------------------------------------------------------
Cooper Industries Inc.                          609       34,195
Crane Co.                                       886       24,888
Danaher Corp.(2)                                992       55,125
Eastman Kodak Co.                             1,891       84,471
Eaton Corp.                                     659       47,402
General Electric Co.                         56,739    2,325,164
Harsco Corp.                                    470       16,638
Honeywell International Inc.                  4,964      184,959
Illinois Tool Works Inc.                      1,858      116,144
ITT Industries Inc.                             619       27,948
Minnesota Mining & Manufacturing Co.          2,379      247,654
Pall Corp.                                    1,542       34,479
Textron Inc.                                  1,249       65,435
Tyco International Ltd.                      12,129      630,102
U.S. Industries Inc.                          1,030        3,821
----------------------------------------------------------------
                                                       3,898,425
----------------------------------------------------------------

MEDIA - 2.82%
----------------------------------------------------------------
Adelphia Communications Corp. "A"(1)(2)       1,300       41,015
AOL Time Warner Inc.(1)                      30,087    1,123,749
Belo (A.H.) Corp.                             1,301       23,730
Cablevision Systems Corp.(1)                    713       33,297
Clear Channel Communications Inc.(1)          3,741      188,060
Comcast Corp. "A"(1)                          6,156      225,494
Dow Jones & Co. Inc.(2)                       3,076      168,811
Gannett Co. Inc.                              1,544       95,203
Gemstar-TV Guide International Inc.(1)        1,184       35,117
Hearst-Argyle Television Inc.(1)                867       17,617

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Hispanic Broadcasting Corp.(1)                  782       16,140
Hollinger International Inc.                  2,650       34,583
MEDIA (CONTINUED)
----------------------------------------------------------------
Knight Ridder Inc.(2)                           529  $    32,057
McGraw-Hill Companies Inc.                    1,249       74,003
Meredith Corp.                                  760       24,738
New York Times Co. "A"                        1,059       45,272
Readers Digest Association Inc.
  (The) "A"                                     751       14,044
Scripps (E.W.) Company                          433       28,340
Tribune Co.                                   1,876       73,952
UnitedGlobalCom Inc. "A"(1)(2)                  803        3,750
Univision Communications Inc.(1)              1,377       41,076
USA Networks Inc.(1)                          1,363       31,567
Viacom Inc. "B"(1)                           11,807      500,617
Walt Disney Co. (The)                        12,921      328,581
Washington Post Company (The) "B"               304      174,344
----------------------------------------------------------------
                                                       3,375,157
----------------------------------------------------------------

MINING - 0.27%
----------------------------------------------------------------
Alcoa Inc.                                    6,763      257,806
Newmont Mining Corp.                          1,691       35,071
Phelps Dodge Corp.                              770       30,338
----------------------------------------------------------------
                                                         323,215
----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.14%
----------------------------------------------------------------
Herman Miller Inc.                            1,034       23,596
HON Industries Inc.                           1,382       33,486
Pitney Bowes Inc.                             1,714       74,542
Xerox Corp.                                   4,175       38,410
----------------------------------------------------------------
                                                         170,034
----------------------------------------------------------------

OIL & GAS PRODUCERS - 3.07%
----------------------------------------------------------------
Amerada Hess Corp.                              723       56,184
Anadarko Petroleum Corp.(2)                   2,606      134,861
Apache Corp.(2)                               1,551       72,788
Burlington Resources Inc.                     1,776       67,488
Chevron Corp.                                 3,864      350,658
Conoco Inc. "B"                               3,915      115,962
Devon Energy Corp.(2)                         2,207      102,118
Diamond Offshore Drilling Inc.(2)             1,587       44,277
ENSCO International Inc.                      1,054       19,225
EOG Resources Inc.                              896       28,332
Exxon Mobil Corp.                            40,184    1,613,388
Global Marine Inc.(1)                         1,254       18,058
Kerr-McGee Corp.                              1,591       92,930
Murphy Oil Corp.                              1,918      144,809
Nabors Industries Inc.(1)                     2,505       61,423
Noble Affiliates Inc.                           639       21,566
Noble Drilling Corp.(1)                       1,026       27,907
Occidental Petroleum Corp.                    2,414       66,433
Phillips Petroleum Co.(2)                     1,311       75,383
Rowan Companies Inc.(1)                       1,098       17,074
Sunoco Inc.                                     757       28,637

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Texaco Inc.                                   3,207      223,368
Tosco Corp.                                   1,291       59,902
OIL & GAS PRODUCERS (CONTINUED)
----------------------------------------------------------------
Transocean Sedco Forex Inc.                   1,524  $    44,044
Ultramar Diamond Shamrock Corp.               1,042       53,809
Unocal Corp.                                  1,584       55,915
USX-Marathon Group Inc.                       1,891       59,585
Valero Energy Corp.(2)                          692       28,718
----------------------------------------------------------------
                                                       3,684,842
----------------------------------------------------------------
OIL & GAS SERVICES - 0.42%
----------------------------------------------------------------
Baker Hughes Inc.                             1,975       65,057
BJ Services Co.(1)                            1,265       28,374
Cooper Cameron Corp.(1)                         491       21,236
Grant Prideco Inc. (1)                        1,147       11,998
Halliburton Co.                               2,387       66,502
Schlumberger Ltd.                             3,808      186,592
Smith International Inc.(1)                     420       19,488
Varco International Inc.(1)                     889       13,495
Weatherford International Inc.(1)             2,663       88,598
----------------------------------------------------------------
                                                         501,340
----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.10%
----------------------------------------------------------------
Bemis Co.                                       491       21,486
Crown Cork & Seal Co. Inc.                    1,258        4,340
Pactiv Corp.(1)                               1,261       20,025
Sealed Air Corp.(1)                             676       27,162
Smurfit-Stone Container Corp.(1)              1,232       21,264
Sonoco Products Co.                             896       23,260
----------------------------------------------------------------
                                                         117,537
----------------------------------------------------------------

PHARMACEUTICALS - 5.24%
----------------------------------------------------------------
Abbott Laboratories                          10,218      507,835
Abgenix Inc.(1)                                 846       25,355
Allergan Inc.                                   992       71,672
American Home Products Corp.                  8,555      479,080
Bristol-Myers Squibb Co.                     12,809      719,097
Cardinal Health Inc.                          2,790      203,503
Dentsply International Inc.                     580       25,880
Forest Laboratories Inc. "A"(1)               1,375      100,389
ICN Pharmaceuticals Inc.(2)                     862       25,386
IVAX Corporation(2)                           1,396       46,989
King Pharmaceuticals Inc.(1)(2)               1,578       68,249
Lilly (Eli) and Company                       7,476      580,362
MedImmune Inc.(1)                             1,550       62,233
Merck & Co. Inc.                             14,466      941,737
Mylan Laboratories Inc.                       1,166       38,466
Omnicare Inc.                                 2,118       50,663
Pfizer Inc.                                  39,756    1,523,052
Pharmacia Corporation                         8,513      337,115
Schering-Plough Corp.                         9,750      371,768
Sepracor Inc.(1)                                622       26,559
Sybron Dental Specialties Inc.(1)               506       10,666
Tanox Inc.(1)(2)                                676       11,188

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Watson Pharmaceuticals Inc.(1)                1,015       56,942
----------------------------------------------------------------
                                                       6,284,186
----------------------------------------------------------------
PIPELINES - 0.47%
----------------------------------------------------------------
Dynegy Inc. "A"                               2,057  $    86,744
El Paso Corp.                                 4,127      200,531
Enron Corp.(2)                                4,970      173,900
Williams Companies Inc.                       3,020       98,301
----------------------------------------------------------------
                                                         559,476
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.64%
----------------------------------------------------------------
Apartment Investment & Management
  Co. "A"                                     1,045       50,160
Archstone Communities Trust                   1,171       31,617
Arden Realty Inc.                             1,116       29,686
AvalonBay Communities Inc.                    1,154       58,265
Boston Properties Inc.                        1,172       46,177
CarrAmerica Realty Corp.                      1,074       34,561
Crescent Real Estate Equities Co.             1,171       27,577
Duke-Weeks Realty Corp.                       1,751       44,248
Equity Office Properties Trust                2,657       85,263
Equity Residential Properties Trust           1,113       65,567
Highwoods Properties Inc.                     1,346       34,013
Host Marriott Corp.(2)                        2,886       36,941
Kimco Realty Corp.                              909       43,605
Mack-Cali Realty Corp.                        1,393       40,258
Public Storage Inc.                             915       30,341
Rouse Co.                                     1,107       31,660
Simon Property Group Inc.(2)                    877       25,700
Vornado Realty Trust                          1,229       49,295
----------------------------------------------------------------
                                                         764,934
----------------------------------------------------------------

RETAIL - 3.73%
----------------------------------------------------------------
Abercrombie & Fitch Co. "A"(1)                1,029       31,220
Amazon.com Inc.(1)(2)                         1,511       13,508
AutoNation Inc.(1)                            3,167       34,077
AutoZone Inc.(1)                                843       38,947
Barnes & Noble Inc.(1)                          618       25,010
Bed Bath & Beyond Inc.(1)(2)                  1,958       56,488
Best Buy Co. Inc.(1)                          1,337       78,856
Big Lots Inc.                                 1,199       12,709
BJ's Wholesale Club Inc.(1)                     616       30,184
Borders Group Inc.(1)                           886       20,608
Brinker International Inc.(1)                   768       20,429
CDW Computer Centers Inc.(1)                    472       19,258
Circuit City Stores Inc.                      1,434       23,948
CVS Corp.                                     2,442       88,181
Darden Restaurants Inc.                       1,316       37,664
Dollar General Corp.                          2,206       38,054
Dollar Tree Stores Inc.(1)                      636       15,092
eBay Inc.(1)                                    888       49,932
Family Dollar Stores Inc.                     1,356       40,680
Federated Department Stores Inc.(1)           1,329       48,256
FreeMarkets Inc.(1)(2)                           84        1,215
Gap Inc. (The)                                5,400      106,110

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Golden State Bancorp Inc.(1)                    900        1,098
Home Depot Inc.                              14,563      669,170
Intimate Brands Inc.                            846       11,641
RETAIL (CONTINUED)
----------------------------------------------------------------
Kmart Corp.(1)                                3,342  $    33,554
Kohls Corp.(1)                                2,062      114,441
Limited Inc.                                  2,749       38,761
Lowe's Companies Inc.                         4,824      179,453
May Department Stores Co.                     2,244       75,511
McDonald's Corp.                              7,392      221,982
Nordstrom Inc.                                  986       19,769
Office Depot Inc.(1)                          2,302       31,998
Outback Steakhouse Inc.(1)                      651       19,042
Payless Shoesource Inc.(1)                      421       24,532
Penney (J.C.) Company Inc.                    1,574       37,776
Pier 1 Imports Inc.                           1,291       15,686
RadioShack Corp.                              1,262       29,531
Rite Aid Corp.(1)(2)                          3,498       27,774
Ross Stores Inc.                                676       19,807
Saks Inc.(1)                                  1,048       10,952
Sears, Roebuck and Co.                        1,992       85,158
Staples Inc.(1)                               3,136       47,197
Starbucks Corp.(1)(2)                         2,553       43,069
Target Corp.                                  5,563      192,758
Tiffany & Co.                                 1,088       33,891
TJX Companies Inc.                            1,767       62,022
Toys R Us Inc.(1)                             1,320       31,588
Tricon Global Restaurants Inc.(1)               990       42,194
Walgreen Co.                                  6,866      235,847
Wal-Mart Stores Inc.                         26,182    1,258,045
Wendy's International Inc.                    1,067       30,292
----------------------------------------------------------------
                                                       4,474,965
----------------------------------------------------------------

SEMICONDUCTORS - 2.63%
----------------------------------------------------------------
Advanced Micro Devices Inc.(1)                2,029       27,493
Altera Corp.(1)                               2,699       76,652
Analog Devices Inc.(1)(2)                     2,254      107,696
Applied Materials Inc.(1)                     5,069      218,423
Applied Micro Circuits Corp.(1)               1,888       26,942
Atmel Corp.(1)(2)                             2,354       22,575
Axcelis Technologies Inc.(1)                    731       10,197
Broadcom Corp. "A"(1)(2)                      2,265       72,820
Cirrus Logic Inc.(1)                            614        8,682
Conexant Systems Inc.(1)                      1,733       20,640
Cree Inc.(1)(2)                                 719       15,077
Cypress Semiconductor Corp.(1)                  791       17,094
Integrated Device Technology Inc.(1)            682       21,203
Intel Corp.                                  41,704    1,166,044
International Rectifier Corp.(1)                391       14,459
Intersil Holding Corp.(1)                       380       14,261
KLA-Tencor Corp.(1)                           1,298       63,784
Lam Research Corp.(1)                           777       21,997
Lattice Semiconductor Corp.(1)                  930       21,734
Linear Technology Corp.                       2,266       93,087
LSI Logic Corp.(1)                            2,659       53,845
Maxim Integrated Products Inc.(1)             1,765       81,561

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Microchip Technology Inc.(1)                    915       32,656
Micron Technology Inc.(1)                     5,316      199,935
National Semiconductor Corp.(1)               1,302       43,031
SEMICONDUCTORS (CONTINUED)
----------------------------------------------------------------
Novellus Systems Inc.(1)(2)                   1,020  $    45,196
NVIDIA Corp.(1)(2)                              465       39,390
QLogic Corp.(1)                                 676       20,287
Rambus Inc.(1)(2)                               641        3,993
Silicon Laboratories Inc.(1)                    253        5,057
Teradyne Inc.(1)                              1,251       41,008
Texas Instruments Inc.                       12,777      422,919
Varian Semiconductor Equipment
  Associates Inc.(1)                            759       26,110
Vitesse Semiconductor Corp.(1)(2)             1,199       17,505
Xilinx Inc.(1)                                2,088       81,516
----------------------------------------------------------------
                                                       3,154,869
----------------------------------------------------------------

SOFTWARE - 3.20%
----------------------------------------------------------------
Adobe Systems Inc.                            1,553       52,196
Akamai Technologies Inc.(1)(2)                  338        1,423
Ariba Inc.(1)(2)                              1,184        2,700
Ascential Software Corp.(1)                   2,019        9,530
At Home Corp. "A"(1)                          1,495          628
Autodesk Inc.                                   528       20,244
Automatic Data Processing Inc.                4,373      226,346
BEA Systems Inc.(1)                           1,360       21,991
BMC Software Inc.(1)                          1,562       24,992
BroadVision Inc.(1)                           1,719        2,218
Cadence Design Systems Inc.(1)                1,445       31,761
Certegy Inc.(1)                                 544       18,692
ChoicePoint Inc.(1)                             725       28,964
Citrix Systems Inc.(1)                        1,340       44,153
CMGI Inc.(1)                                  1,338        2,382
Computer Associates International Inc.        3,661      113,674
Compuware Corp.(1)                            2,593       31,661
DoubleClick Inc.(1)                             634        5,091
eFunds Corp.(1)(2)                              566        9,780
Electronic Arts Inc.(1)                       1,040       60,018
Exodus Communications Inc.(1)                 2,311        2,034
First Data Corp.                              2,514      165,547
Fiserv Inc.(1)                                  796       43,119
Global Payments Inc.                            547       19,446
i2 Technologies Inc.(1)                       1,715       11,422
IMS Health Inc.                               1,901       50,605
InfoSpace Inc.(1)                             1,888        2,341
Inktomi Corp.(1)(2)                             719        2,847
Internet Capital Group Inc.(1)                  930          707
Intuit Inc.(1)                                1,316       49,718
Keane Inc.(1)                                   759       12,789
Legato Systems Inc.(1)                          934        7,930
Macromedia Inc.(1)                              400        5,572
Mercury Interactive Corp.(1)                    676       18,259
Micromuse Inc.(1)                               719        8,513
Microsoft Corp.(1)                           33,627    1,918,420
National Data Corp.                             462       17,838
Network Associates Inc.(1)                    1,113       17,641

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Novell Inc.(1)                                2,244       10,210
Openwave Systems Inc.(1)                        592        9,496
Oracle Corp.(1)                              37,189      454,078
SOFTWARE (CONTINUED)
----------------------------------------------------------------
Parametric Technology Corp.(1)                2,243  $    16,351
PeopleSoft Inc.(1)                            1,949       67,202
Rational Software Corp.(1)                    1,405       20,176
RealNetworks Inc.(1)                            719        5,191
Reynolds & Reynolds Co. "A"                     835       20,792
Roxio Inc.(1)                                   122        2,214
Siebel Systems Inc.(1)                        2,677       57,823
Sybase Inc.(1)                                1,622       22,335
Symantec Corp.(1)                               589       25,321
Total System Services Inc.                      462       11,559
Vignette Corp.(1)                             1,269        8,667
Yahoo! Inc.(1)(2)                             3,472       41,178
----------------------------------------------------------------
                                                       3,835,785
----------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT - 0.90%
----------------------------------------------------------------
ADC Telecommunications Inc.(1)                5,033       21,994
ADTRAN Inc.(1)                                  240        5,556
Advanced Fibre Communications Inc.(1)           618       14,987
American Tower Corp.(1)(2)                    4,697       67,966
Andrew Corp.(1)                               1,138       23,147
Avaya Inc.(1)                                 1,822       20,698
Ciena Corp.(1)                                1,652       28,282
CommScope Inc.(1)                               696       14,686
Comverse Technology Inc.(1)                   1,113       27,981
Harris Corp.                                    492       14,430
JDS Uniphase Corp.(1)                        10,596       74,702
Lucent Technologies Inc.                     21,201      144,591
Motorola Inc.                                13,846      240,920
QUALCOMM Inc.(1)                              4,980      293,073
RF Micro Devices Inc.(1)(2)                     888       22,608
Scientific-Atlanta Inc.                       1,184       24,319
Tellabs Inc.(1)                               2,629       35,018
Williams Communications Group Inc.(1)         2,465        4,067
----------------------------------------------------------------
                                                       1,079,025
----------------------------------------------------------------

TELECOMMUNICATIONS - 1.60%
----------------------------------------------------------------
Adaptec Inc.(1)                                 742        7,754
Anixter International Inc.(1)                   349       10,864
AT&T Wireless Services Inc.(1)                7,656      118,668
Broadwing Inc.(1)(2)                          4,965       89,171
Corning Inc.(2)                               5,841       70,150
Cox Communications Inc. "A"(1)(2)             1,398       55,584
EchoStar Communications Corp.(1)              1,900       53,504
General Motors Corp. "H"(1)                   5,903      110,091
Global Crossing Ltd.(2)                       5,775       24,428
Leap Wireless International Inc.(1)(2)          541        9,857
Level 3 Communications Inc.(1)(2)             1,423        5,436
McLeodUSA Inc. "A"(1)                         2,364        2,955
Metromedia Fiber Network Inc. "A"(1)          1,973        1,480

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Nextel Communications Inc. "A"(1)(2)          5,089       61,475
TELECOMMUNICATIONS (CONTINUED)
----------------------------------------------------------------
NTL Inc.(1)                                     896  $     4,444
Qwest Communications International Inc.      12,282      264,063
Sprint Corp. (PCS Group)(1)(2)                6,188      154,576
Verizon Communications Inc.                  17,428      871,400
----------------------------------------------------------------
                                                       1,915,900
----------------------------------------------------------------

TELEPHONE - 2.08%
----------------------------------------------------------------
Alltel Corp.                                  2,030      117,740
AT&T Corp.                                   23,713      451,496
BellSouth Corp.                              11,715      436,970
CenturyTel Inc.                               1,227       43,006
SBC Communications Inc.                      21,257      869,624
Sprint Corp. (FON Group)                      5,773      134,742
Telephone & Data Systems Inc.                 1,815      187,399
WorldCom Inc.(1)                             19,574      251,722
----------------------------------------------------------------
                                                       2,492,699
----------------------------------------------------------------

TEXTILES - 0.05%
----------------------------------------------------------------
Cintas Corp.(1)                               1,402       65,277
----------------------------------------------------------------
                                                          65,277
----------------------------------------------------------------

TOBACCO - 0.64%
----------------------------------------------------------------
Philip Morris Companies Inc.                 13,748      651,655
R.J. Reynolds Tobacco Holdings Inc.           1,320       76,230
UST Inc.                                      1,212       39,996
----------------------------------------------------------------
                                                         767,881
----------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
----------------------------------------------------------------
Hasbro Inc.(2)                                1,471       25,507
Mattel Inc.                                   2,644       47,566
----------------------------------------------------------------
                                                          73,073
----------------------------------------------------------------

TRANSPORTATION - 0.38%
----------------------------------------------------------------
Airborne Inc.                                   867       11,757
Alexander & Baldwin Inc.                      1,545       40,556
Burlington Northern Santa Fe Corp.            2,445       66,284
CNF Transportation Inc.                       1,153       34,625
CSX Corp.(1)                                  1,337       47,250
FedEx Corp.(1)                                1,980       83,358
Kansas City Southern Industries Inc.(1)       1,889       24,557
Norfolk Southern Corp.                        3,013       56,102
Union Pacific Corp.                           1,619       86,244
----------------------------------------------------------------
                                                         450,733
----------------------------------------------------------------

TRUCKING & LEASING - 0.02%
----------------------------------------------------------------
GATX Corporation                                503       19,748
----------------------------------------------------------------
                                                          19,748
----------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

WATER - 0.02%
----------------------------------------------------------------
American Water Works Inc.                       764  $    26,282
----------------------------------------------------------------
                                                          26,282
----------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $66,003,681)                                   73,424,129
----------------------------------------------------------------
INTERNATIONAL COMMON STOCKS - 20.10%
AUSTRALIA - 0.99%
----------------------------------------------------------------
Coles Myer Ltd. ADR                           4,129      124,696
National Australia Bank ADR(2)                4,594      407,212
News Corporation Ltd.                           453       12,571
News Corporation Ltd. ADR(2)                  3,539      115,336
Rio Tinto PLC ADR                             3,888      284,602
Westpac Banking Corp. ADR                     6,568      242,031
----------------------------------------------------------------
                                                       1,186,448
----------------------------------------------------------------
CANADA - 0.30%
----------------------------------------------------------------
Alcan Aluminum Ltd.                           2,986      108,452
Barrick Gold Corp.(2)                         2,835       45,417
Inco Ltd.(1)                                  1,459       24,249
Nortel Networks Corp.                        20,819      130,327
Placer Dome Inc.                              4,086       45,150
----------------------------------------------------------------
                                                         353,595
----------------------------------------------------------------

DENMARK - 1.12%
----------------------------------------------------------------
Novo-Nordisk A/S ADR                         26,650    1,108,640
TDC A/S ADR                                  13,385      239,592
----------------------------------------------------------------
                                                       1,348,232
----------------------------------------------------------------

FINLAND - 0.24%
----------------------------------------------------------------
Nokia OYJ ADR                                18,091      284,752
----------------------------------------------------------------
                                                         284,752
----------------------------------------------------------------

FRANCE - 2.83%
----------------------------------------------------------------
Alcatel SA ADR(2)                            16,188      252,533
Aventis SA ADR                                9,661      705,253
AXA-UAP ADR                                  18,158      500,253
France Telecom SA ADR(2)                      2,568       84,616
LVMH Moet-Hennessy Louis Vuitton ADR(2)      20,445      200,361
Total Fina SA ADR                            20,066    1,481,874
Total Fina SA Warrants (Expires
  08/08/03)(1)                                   81        2,329
Vivendi Universal SA ADR(2)                   2,837      155,212
----------------------------------------------------------------
                                                       3,382,431
----------------------------------------------------------------

GERMANY - 0.93%
----------------------------------------------------------------
DaimlerChrysler AG(2)                        16,284      715,682
Deutsche Telekom AG ADR(2)                   15,279      237,588

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

GERMANY (CONTINUED)
----------------------------------------------------------------
SAP AG ADR(2)                                 4,658  $   160,654
----------------------------------------------------------------
                                                       1,113,924
----------------------------------------------------------------

IRELAND - 0.41%
----------------------------------------------------------------
Allied Irish Banks PLC ADR(2)                21,737      485,822
----------------------------------------------------------------
                                                         485,822
----------------------------------------------------------------

ITALY - 0.78%
----------------------------------------------------------------
Benetton Group SpA ADR                        9,307      252,685
ENI-Ente Nazionale Idrocarburi
  SpA ADR(2)                                  2,928      197,347
Fiat SpA ADR(2)                               8,551      198,799
San Paolo-IMI SpA ADR(2)                     11,488      287,774
----------------------------------------------------------------
                                                         936,605
----------------------------------------------------------------

JAPAN - 3.98%
----------------------------------------------------------------
Canon Inc. ADR                                5,478      166,641
Fuji Photo Film Co. Ltd. ADR                  4,124      153,619
Hitachi Ltd. ADR                              2,502      200,285
Honda Motor Company Ltd. ADR                  2,777      202,721
Ito-Yokado Co. Ltd. ADR                       5,091      195,138
Japan Air Lines ADR                          32,138      189,646
Kirin Brewery Co. Ltd. ADR                    4,066      312,066
Kubota Corp. ADR                              4,694      323,886
Kyocera Corp. ADR                             1,747      117,066
Makita Corp. ADR                              5,220       32,103
Matsushita Electric Industrial
  Co. ADR(2)                                 12,825      193,145
Mitsubishi Corp. ADR                         14,704      242,616
Mitsui & Co. ADR                              1,986      272,579
NEC Corp. ADR                                18,795      232,475
Nippon Telegraph & Telephone
  Corp. ADR(2)                               10,137      228,995
Nissan Motor Co. Ltd. ADR                    17,542      203,487
Pioneer Corp. ADR                             7,099      139,495
Ricoh Corp. Ltd. ADR                          2,164      175,284
Sony Corp. ADR                                3,349      150,370
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                                   11,187      582,955
Toyota Motor Corp. ADR                        7,273      444,380
----------------------------------------------------------------
                                                       4,758,952
----------------------------------------------------------------

NETHERLANDS - 2.40%
----------------------------------------------------------------
Abn Amro Holding NV ADR                      17,633      324,447
Aegon NV ADR                                  8,626      260,505
Akzo Nobel NV ADR                             5,022      224,935
Elsevier NV ADR                              15,753      396,976
ING Groep NV ADR                              6,908      218,845
Koninklijke (Royal) Philips Electonics
  NV ADR                                      9,058      242,483
Koninklijke Ahold NV ADR(2)                  12,215      369,882

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

NETHERLANDS (CONTINUED)
----------------------------------------------------------------
Royal Dutch Petroleum Co. - NY Shares        10,932  $   619,079
Unilever NV - NY Shares                       3,561      217,541
----------------------------------------------------------------
                                                       2,874,693
----------------------------------------------------------------
NEW ZEALAND - 0.06%
----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR(2)      4,215       74,310
----------------------------------------------------------------
                                                          74,310
----------------------------------------------------------------

PORTUGAL - 0.09%
----------------------------------------------------------------
Banco Comercial Portugues ADR(1)(2)           5,288      104,438
----------------------------------------------------------------
                                                         104,438
----------------------------------------------------------------

SINGAPORE - 0.05%
----------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)(2)                              2,111       56,554
----------------------------------------------------------------
                                                          56,554
----------------------------------------------------------------

SPAIN - 0.90%
----------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
  SA ADR(2)                                  16,643      217,191
Banco Santander Central Hispano
  SA ADR(2)                                  48,205      441,076
Repsol SA ADR                                10,083      170,504
Telefonica SA ADR(1)                          7,088      249,852
----------------------------------------------------------------
                                                       1,078,623
----------------------------------------------------------------

SWEDEN - 0.18%
----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB ADR       44,305      220,639
----------------------------------------------------------------
                                                         220,639
----------------------------------------------------------------

SWITZERLAND - 0.16%
----------------------------------------------------------------
Adecco SA ADR                                11,739      142,746
Sulzer Medica ADR(2)                          6,081       45,608
----------------------------------------------------------------
                                                         188,354
----------------------------------------------------------------

UNITED KINGDOM - 4.69%
----------------------------------------------------------------
AstraZeneca PLC ADR                          10,090      489,365
Barclays PLC ADR(2)                           3,482      435,250
BP Amoco PLC ADR                              9,282      472,268
British Sky Broadcasting PLC ADR(1)(2)        2,720      186,048
British Telecom PLC ADR(2)                    5,837      365,455
Cadbury Schweppes PLC ADR                    11,609      314,836
Diageo PLC ADR                               16,288      661,130
GlaxoSmithKline PLC ADR                      25,962    1,374,688
Hanson PLC ADR(2)                             9,939      385,733

                                            SHARES OR
SECURITY                                  FACE AMOUNT        VALUE


------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
------------------------------------------------------------------
Hong Kong & Shanghai Banking ADR(2)            3,025   $   179,806
Reuters Group PLC ADR                          2,892       195,788
Vodafone Group PLC ADR                        28,506       574,396
------------------------------------------------------------------
                                                         5,634,763
------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $26,184,895)                                     24,083,135
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $92,188,576)                                     97,507,264
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 17.55%
------------------------------------------------------------------
U.S. Treasury Bonds
   5.38%,  02/15/31                        $ 110,000       110,094
   6.00%,  02/15/26                        1,250,000     1,335,547
   6.25%,  08/15/23                          105,000       115,098
   6.38%,  08/15/27                          200,000       224,719
   6.63%,  02/15/27                          220,000       254,341
   6.75%,  08/15/26                          200,000       234,156
   7.13%,  02/15/23                          350,000       422,051
   7.25%,  05/15/16                          350,000       417,348
   7.25%,  08/15/22                          100,000       122,008
   7.50%,  11/15/16                          650,000       793,305
   7.50%,  11/15/24                          200,000       252,797
   7.63%,  02/15/07                           70,000        71,288
   7.63%,  11/15/22                           50,000        63,434
   7.88%,  02/15/21                           50,000        64,414
   8.00%,  11/15/21                          150,000       196,266
   8.13%,  08/15/19                          400,000       522,844
   8.13%,  05/15/21                          150,000       198,023
   8.13%,  08/15/21                          260,000       343,667
   8.50%,  02/15/20                          100,000       135,461
   8.75%,  05/15/17                          150,000       203,426
   8.75%,  05/15/20                          200,000       277,375
   8.75%,  08/15/20                          350,000       486,008
   8.88%,  08/15/17                          870,000     1,193,531
   9.00%,  11/15/18                          150,000       210,000
   9.13%,  05/15/18                          100,000       140,852
   9.38%,  02/15/06                          100,000       120,203
   9.88%,  11/15/15                        1,200,000     1,746,374
  10.00%,  05/15/10                          130,000       154,603
  10.38%,  11/15/12                          100,000       129,625
  10.63%,  08/15/15                          150,000       228,809
  10.75%,  02/15/03                          400,000       440,375
  10.75%,  08/15/05                          200,000       246,281
  11.25%,  02/15/15                          300,000       473,133
  11.75%,  11/15/14                          150,000       217,828
  12.00%,  08/15/13                          250,000       354,219
  12.50%,  08/15/14                          150,000       223,898
U.S. Treasury Notes
   4.75%,  02/15/04                        3,130,000     3,197,736
   5.00%,  02/15/11                          590,000       593,872
   5.25%,  08/15/03                          550,000       566,650

LIFEPATH 2030 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)


SECURITY                                  FACE AMOUNT        VALUE


------------------------------------------------------------------

   5.50%,  05/15/09(2)                     $ 630,000   $   657,907
   5.63%,  05/15/08                          150,000       157,852
   5.75%,  10/31/02                          200,000       205,359
   5.75%,  08/15/03                          100,000       103,953
   5.88%,  11/15/05(2)                       200,000       211,977
   6.13%,  08/15/07                          950,000     1,025,258
   6.25%,  02/15/03                          460,000       477,699
   6.50%,  05/15/05(2)                       200,000       215,641
   6.88%,  05/15/06(2)                       400,000       441,406
   7.00%,  07/15/06                          300,000       333,129
   7.25%,  08/15/04                          110,000       119,848
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,000,639)                                     21,031,688
------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 8.15%
------------------------------------------------------------------
Dreyfus Money Market Fund(3)               3,690,862     3,690,862
Goldman Sachs Financial Square Prime
  Obligation Fund(3)                       1,690,236     1,690,236
Providian Temp Cash Money Market Fund(3)   4,382,900     4,382,900
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,763,998)                                       9,763,998
------------------------------------------------------------------

SECURITY                                  FACE AMOUNT        VALUE


------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.95%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 08/31/01,
  due 09/04/01, with a maturity value of
  $1,136,785 and an effective yield of
  3.38%.                                   $1,136,358  $ 1,136,358
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $1,136,358)                                       1,136,358
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.02%
(Cost $123,089,571)                                    129,439,308
------------------------------------------------------------------

Other Assets, Less Liabilities - (8.02%)                (9,604,792)
------------------------------------------------------------------

NET ASSETS - 100.00%                                   $119,834,516
------------------------------------------------------------------


-----------------------------------------------------

(1)  NON-INCOME EARNING SECURITIES.
(2)  DENOTES ALL OR PART OF SECURITY ON LOAN. SEE NOTE 4.
(3) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

COMMON STOCKS - 95.65%

U.S. COMMON STOCKS - 74.31%

ADVERTISING - 0.21%
----------------------------------------------------------------
Interpublic Group of Companies Inc.           2,064  $    55,893
Lamar Advertising Co.(1)                        789       25,327
Omnicom Group Inc.                            1,263       98,249
TMP Worldwide Inc.(1)(2)                        586       26,282
----------------------------------------------------------------
                                                         205,751
----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.85%
----------------------------------------------------------------
Boeing Co.                                    4,924      252,109
General Dynamics Corp.                        1,335      105,412
Goodrich (B.F.) Co.                             784       25,127
L-3 Communications Holdings Inc.(1)             458       30,732
Lockheed Martin Corp.                         2,683      106,944
Northrop Grumman Corp.                          486       39,852
Raytheon Co.                                  2,258       59,363
Rockwell Collins                              1,248       25,359
United Technologies Corp.                     2,660      181,944
----------------------------------------------------------------
                                                         826,842
----------------------------------------------------------------

AIRLINES - 0.17%
----------------------------------------------------------------
AMR Corp.(1)                                    978       31,286
Continental Airlines Inc. "B"(1)                299       13,042
Delta Air Lines Inc.                            342       13,201
Northwest Airlines Corp. "A"(1)                 588       12,395
Southwest Airlines Co.                        4,422       79,110
U.S. Airways Group Inc.(1)                      586        7,442
UAL Corp.                                       334       10,915
----------------------------------------------------------------
                                                         167,391
----------------------------------------------------------------

APPAREL - 0.18%
----------------------------------------------------------------
Jones Apparel Group Inc.(1)                   1,113       35,505
Liz Claiborne Inc.                              422       22,134
Nike Inc. "B"                                 1,857       92,850
VF Corp.                                        851       29,419
----------------------------------------------------------------
                                                         179,908
----------------------------------------------------------------

AUTO MANUFACTURERS - 0.41%
----------------------------------------------------------------
Ford Motor Company                            9,440      187,573
General Motors Corp. "A"                      2,793      152,917
Navistar International Corp.(1)                 666       22,824
PACCAR Inc.                                     551       30,470
----------------------------------------------------------------
                                                         393,784
----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.20%
----------------------------------------------------------------
Dana Corp.                                    1,064       20,854
Delphi Automotive Systems Corp.               3,837       57,517

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

AUTO PARTS & EQUIPMENT (CONTINUED)
----------------------------------------------------------------
Goodyear Tire & Rubber Co.                    1,030  $    25,235
Lear Corp.(1)                                   968       35,080
TRW Inc.                                        879       30,941
Visteon Corp.                                 1,332       22,777
----------------------------------------------------------------
                                                         192,404
----------------------------------------------------------------

BANKS - 5.39%
----------------------------------------------------------------
AmSouth Bancorp                               2,733       51,982
Associated Bancorp                            1,027       34,826
Astoria Financial Corp.                         815       48,085
Bank of America Corp.                         8,579      527,608
Bank of New York Co. Inc.                     4,317      171,385
Bank One Corp.                                6,525      226,352
Banknorth Group Inc.                          2,013       44,286
BB&T Corp.                                    2,552       93,863
Charter One Financial Inc.                    1,975       57,670
Comerica Inc.                                 1,105       66,024
Commerce Bancshares Inc.                      1,024       41,359
Compass Bancshares Inc.                       1,762       46,957
Dime Bancorp Inc.                             1,020       39,372
Fifth Third Bancorp                           3,662      213,495
First Tennessee National Corp.                1,744       56,174
First Union Corp.                             4,924      169,484
First Virginia Banks Inc.                       876       40,252
FleetBoston Financial Corp.                   5,494      202,344
Golden West Financial Corp.                   1,096       63,426
Greenpoint Financial Corp.                    1,451       57,198
Huntington Bancshares Inc.                    2,961       53,831
JP Morgan Chase & Co.                        10,460      412,124
KeyCorp                                       2,993       75,124
M&T Bank Corp.                                1,020       74,103
Marshall & Ilsley Corp.                       1,245       69,247
Mellon Financial Corp.                        3,100      109,275
Mercantile Bankshares Corp.                   1,030       41,972
National City Corp.                           3,783      116,781
National Commerce Financial Corp.             1,559       39,536
North Fork Bancorp                            1,789       53,312
Northern Trust Corp.                          1,496       84,823
PNC Financial Services Group                  1,748      116,399
Popular Inc.                                  1,708       55,083
Regions Financial Corp.                       1,848       54,331
SouthTrust Corp.                              2,555       62,240
Sovereign Bancorp Inc.                        4,478       49,616
State Street Corp.                            1,497       72,694
SunTrust Banks Inc.                           1,774      121,164
Synovus Financial Corp.                       1,904       58,643
TCF Financial Corp.                           1,188       53,935
U.S. Bancorp                                 12,334      298,976
Union Planters Corp.                          1,162       51,709
UnionBanCal Corporation                         889       32,982
Wachovia Corp.                                1,073       74,734
Washington Mutual Inc.                        5,245      196,373
Wells Fargo & Company                         9,549      439,350
Wilmington Trust Corp.                          594       36,216

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

BANKS (CONTINUED)
----------------------------------------------------------------
Zions Bancorp                                   998  $    57,145
----------------------------------------------------------------
                                                       5,213,860
----------------------------------------------------------------

BEVERAGES - 1.58%
----------------------------------------------------------------
Anheuser-Busch Companies Inc.                 5,035      216,706
Brown-Forman Corp. "B"                          491       31,669
Coca-Cola Co.                                14,282      695,105
Coca-Cola Enterprises Inc.(2)                 2,927       44,403
Coors (Adolf) Company "B"                       199        9,214
PepsiAmericas Inc.                            1,340       21,038
PepsiCo Inc.                                 10,978      515,966
----------------------------------------------------------------
                                                       1,534,101
----------------------------------------------------------------

BIOTECHNOLOGY - 1.00%
----------------------------------------------------------------
Alexion Pharmaceuticals Inc.(1)                  77        1,451
Amgen Inc.(1)                                 7,174      461,288
Applera Corp. - Celera Genomics Group(1)        484       12,850
Biogen Inc.(1)                                1,082       65,310
Chiron Corp.(1)                               1,090       50,816
CuraGen Corp.(1)                                535       10,909
Genentech Inc.(1)                             1,555       71,374
Genzyme Corp. - General Division(1)           1,381       78,220
Human Genome Sciences Inc.(1)                   586       26,300
IDEC Pharmaceuticals Corp.(1)(2)              1,046       61,996
Immunex Corp.(1)(2)                           2,037       35,403
Immunomedics Inc.(1)                            510        7,461
Incyte Genomics Inc.(1)                         408        7,213
Invitrogen Corp.(1)                             280       19,048
Millennium Pharmaceuticals Inc.(1)            1,428       39,270
Protein Design Labs Inc.(1)                     255       14,991
Xoma Ltd.(1)                                    611        7,002
----------------------------------------------------------------
                                                         970,902
----------------------------------------------------------------

BROADCASTING - 0.02%
----------------------------------------------------------------
Cablevision Systems Corporation-Rainbow
  Media Group(1)                                739       17,588
----------------------------------------------------------------
                                                          17,588
----------------------------------------------------------------

BUILDING MATERIALS - 0.17%
----------------------------------------------------------------
American Standard Companies Inc.(1)             655       45,752
Masco Corp.                                   3,096       79,939
Vulcan Materials Co.                            812       38,984
----------------------------------------------------------------
                                                         164,675
----------------------------------------------------------------
CHEMICALS - 0.95%
----------------------------------------------------------------
Air Products & Chemicals Inc.                 1,529       64,830
Ashland Inc.                                    724       30,698
Cabot Corp.                                   1,046       42,227

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

CHEMICALS (CONTINUED)
----------------------------------------------------------------
Dow Chemical Co.                              4,809  $   168,604
Du Pont (E.I.) de Nemours                     6,125      250,941
Eastman Chemical Co.                            517       20,054
Engelhard Corp.                               1,008       26,339
Great Lakes Chemical Corp.                      420       10,479
Hercules Inc.                                 1,041       11,763
IMC Global Inc.                               1,283       15,152
Lyondell Chemical Co.                         2,522       34,324
PPG Industries Inc.                           1,033       55,906
Praxair Inc.                                  1,038       48,859
Rohm & Haas Co. "A"                           1,452       52,141
Sherwin-Williams Co.                          1,098       24,870
Sigma-Aldrich Corp.                             692       31,562
Solutia Inc.                                  1,540       21,267
Vertex Pharmaceuticals Inc.(1)                  357       13,170
----------------------------------------------------------------
                                                         923,186
----------------------------------------------------------------

COAL - 0.02%
----------------------------------------------------------------
Massey Energy Co.                             1,173       23,049
----------------------------------------------------------------
                                                          23,049
----------------------------------------------------------------

COMMERCIAL SERVICES - 1.03%
----------------------------------------------------------------
Apollo Group Inc. "A"(1)                        737       29,016
Block (H & R) Inc.                            1,396       54,318
Caremark Rx Inc.(1)(2)                        2,115       36,949
Cendant Corp.(1)(2)                           4,837       92,242
Comdisco Inc.                                 1,562        1,421
Concord EFS Inc.(1)                           1,841       96,597
Convergys Corp.(1)                            1,148       32,224
Deluxe Corp.                                    775       25,435
Donnelley (R.R.) & Sons Co.                   1,010       30,118
Dun & Bradstreet Corp.(1)                       795       26,521
Ecolab Inc.                                     931       37,314
Equifax Inc.                                  1,089       28,347
First Health Group Corp.(1)(2)                1,730       48,440
Iron Mountain Inc.(1)                           968       41,285
KPMG Consulting Inc.(1)                       1,733       25,527
Manpower Inc.                                 1,060       32,669
McKesson HBOC Inc.                            1,911       75,007
Moody's Corp.                                 1,133       38,964
Paychex Inc.                                  2,743      101,683
Quintiles Transnational Corp.(1)                835       14,621
Robert Half International Inc.(1)             1,795       44,678
Servicemaster Co.                             3,130       36,621
Valassis Communications Inc.(1)                 388       13,743
Viad Corp.                                    1,125       29,587
----------------------------------------------------------------
                                                         993,327
----------------------------------------------------------------

COMPUTERS - 4.14%
----------------------------------------------------------------
Apple Computer Inc.(1)                        2,196       40,736
Art Technology Group Inc.(1)                    560          834

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

COMPUTERS (CONTINUED)
----------------------------------------------------------------
Brocade Communications System Inc.(1)         1,529  $    36,772
Ceridian Corp.(1)                             1,038       20,189
Cisco Systems Inc.(1)                        44,615      728,563
Commerce One Inc.(1)                          1,046        3,410
Compaq Computer Corp.                        10,917      134,825
Computer Sciences Corp.(1)                    1,102       41,435
Dell Computer Corp.(1)                       16,495      352,663
Diebold Inc.                                    989       37,335
DST Systems Inc.(1)                             764       36,557
E.piphany Inc.(1)                               230        1,481
Echelon Corp.(1)(2)                             560        9,206
Electronic Data Systems Corp.                 2,929      172,752
EMC Corp.(1)                                 14,260      220,460
Enterasys Networks Inc.(1)                    1,191       12,089
Entrust Technologies Inc.(1)                    408        1,775
Extreme Networks Inc.(1)                      1,148       18,334
Foundry Networks Inc.(1)(2)                     993       10,873
Gateway Inc.(1)                               2,326       20,864
Hewlett-Packard Co.                          11,610      269,468
International Business Machines Corp.        10,582    1,058,200
Internet Security Systems Inc.(1)               382        5,971
Interwoven Inc.(1)                              510        4,156
Juniper Networks Inc.(1)                      1,682       23,548
Lexmark International Group Inc. "A"(1)         999       51,998
Manhattan Associates Inc.(1)                    179        4,054
McDATA Corporation "A"(1)                     1,040       14,851
NCR Corp.(1)                                    690       26,116
Netegrity Inc.(1)(2)                            179        3,168
Network Appliance Inc.(1)                     2,344       30,378
ONI Systems Inc.(1)                             917       12,746
Palm Inc.(1)                                  3,482       12,466
Portal Software Inc.(1)                         510          949
Quantum DLT & Storage Group(1)                1,759       15,426
Redback Networks Inc.(1)                      1,199        4,892
Riverstone Networks Inc.(1)                     611        5,792
RSA Security Inc.(1)                            785       15,103
SanDisk Corp.(1)                                382        7,835
Sapient Corp.(1)                                866        4,685
Silicon Storage Technology Inc.(1)(2)           382        3,335
Sun Microsystems Inc.(1)                     20,738      237,450
SunGard Data Systems Inc.(1)                  2,481       58,676
Synopsys Inc.(1)                                815       37,604
3Com Corp.(1)                                 5,720       23,509
Unisys Corp.(1)                               2,112       24,964
VeriSign Inc.(1)                              1,415       58,086
Veritas Software Corp.(1)                     2,934       84,264
Vitria Technology Inc.(1)                       739        2,040
----------------------------------------------------------------
                                                       4,002,883
----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.39%
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

COSMETICS / PERSONAL CARE (CONTINUED)
----------------------------------------------------------------
Alberto-Culver Co. "B"(2)                       382  $    16,453
Avon Products Inc.(2)                         1,761       81,235
Colgate-Palmolive Co.                         3,626      196,348
Estee Lauder Companies Inc. "A"(2)              783       30,420
Gillette Co.                                  6,752      206,949
International Flavors & Fragrances Inc.         750       22,612
Kimberly-Clark Corp.                          3,340      207,247
Procter & Gamble Co.                          7,848      581,929
----------------------------------------------------------------
                                                       1,343,193
----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.21%
----------------------------------------------------------------
Costco Wholesale Corp.(1)                     3,054      114,250
Fastenal Co.(2)                                 360       23,670
Genuine Parts Co.                             1,171       36,020
Grainger (W.W.) Inc.                            671       28,390
----------------------------------------------------------------
                                                         202,330
----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.74%
----------------------------------------------------------------
American Express Co.                          7,684      279,851
AmeriCredit Corp.(1)                            917       42,329
Bear Stearns Companies Inc.                     941       49,111
Capital One Financial Corp.                   1,379       76,686
Citigroup Inc.                               28,616    1,309,182
Countrywide Credit Industries Inc.              971       40,296
E*trade Group Inc.(1)                         2,318       14,835
Edwards (A.G.) Inc.                           1,084       44,227
Fannie Mae                                    5,982      455,888
Franklin Resources Inc.                       1,812       74,346
Freddie Mac                                   4,165      261,895
Goldman Sachs Group Inc. (The)(2)             3,771      302,057
Household International Inc.                  2,987      176,532
John Nuveen Co. "A"                             993       64,952
Knight Trading Group Inc.(1)                  1,351       14,050
Labranche & Co. Inc.(1)(2)                      840       22,058
Legg Mason Inc.                                 856       38,272
Lehman Brothers Holdings Inc.                 1,608      105,565
MBNA Corp.                                    5,478      190,415
Merrill Lynch & Co. Inc.                      5,065      261,354
Morgan Stanley Dean Witter & Co.              6,390      340,906
Neuberger Berman Inc.                           840       36,725
Providian Financial Corp.(2)                  2,109       82,378
Schwab (Charles) Corp.                        9,559      119,105
Stilwell Financial Inc.                       1,785       51,051
T Rowe Price Group Inc.                       1,027       38,400
USA Education Inc.(2)                         1,180       93,468
----------------------------------------------------------------
                                                       4,585,934
----------------------------------------------------------------

ELECTRIC - 1.83%
----------------------------------------------------------------
AES Corp.(1)                                  3,181      105,355
Ameren Corp.                                    942       38,857

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

ELECTRIC (CONTINUED)
----------------------------------------------------------------
American Electric Power Inc.                  2,172  $    99,412
Calpine Corp.(1)                              1,835       60,592
Cinergy Corp.                                 1,273       40,991
CMS Energy Corp.                              1,092       25,618
Consolidated Edison Inc.                      1,518       62,086
Constellation Energy Group Inc.               1,058       31,761
Dominion Resources Inc.                       1,339       84,290
DTE Energy Co.(2)                             1,351       58,485
Duke Energy Corp.                             4,390      172,571
Edison International                          2,419       32,923
Entergy Corp.                                 1,652       63,635
Exelon Corp.                                  2,220      121,212
FirstEnergy Corp.                             1,635       53,775
FPL Group Inc.                                1,024       55,654
GPU Inc.                                      1,179       45,014
Mirant Corp.(1)                               1,666       47,731
Niagara Mohawk Holdings Inc.(1)               1,160       20,230
NiSource Inc.                                 1,046       26,370
PG&E Corp.                                    2,141       35,112
Pinnacle West Capital Corp.                     738       32,922
PPL Corp.                                     1,040       45,084
Progress Energy Inc.                          1,077       44,900
Public Service Enterprise Group Inc.          1,509       69,867
Reliant Energy Inc.                           2,015       60,571
Southern Co.                                  3,794       87,907
TXU Corporation                               1,908       90,592
Xcel Energy Inc.                              2,263       62,006
----------------------------------------------------------------
                                                       1,775,523
----------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.19%
----------------------------------------------------------------
American Power Conversion Corp.(1)            1,970       27,245
Emerson Electric Co.                          2,021      108,326
Molex Inc.                                    1,311       41,388
Power-One Inc.(1)                               789        8,608
----------------------------------------------------------------
                                                         185,567
----------------------------------------------------------------

ELECTRONICS - 0.66%
----------------------------------------------------------------
Aeroflex Inc.(1)                                586        5,186
Agilent Technologies Inc.(1)                  2,861       75,816
Applera Corp. - Applied Biosystems Group      1,486       37,165
Arrow Electronics Inc.(1)                     1,064       28,505
Avnet Inc.                                    1,098       26,440
AVX Corp.                                       534       11,294
GlobeSpan Inc.(1)                               128        2,019
Jabil Circuit Inc.(1)(2)                      1,155       26,692
Johnson Controls Inc.                           611       44,756
KEMET Corp.(1)                                1,606       29,229
Millipore Corp.                                 354       22,461
Parker Hannifin Corp.                           806       35,464
PerkinElmer Inc.                                661       21,205

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

ELECTRONICS (CONTINUED)
----------------------------------------------------------------
Sanmina Corp.(1)                              2,079  $    37,443
SCI Systems Inc.(1)                           1,435       35,157
Solectron Corp.(1)(2)                         4,232       57,555
Symbol Technologies Inc.                      2,177       29,389
Tektronix Inc.(1)                               659       12,877
Thermo Electron Corp.(1)                      1,219       26,416
Thomas & Betts Corp.                            378        8,093
Varian Inc.(1)                                  423       12,559
Vishay Intertechnology Inc.(1)                1,164       27,156
Waters Corp.(1)                                 764       25,311
----------------------------------------------------------------
                                                         638,188
----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
----------------------------------------------------------------
Fluor Corp.                                     654       29,646
Washington Group Warrants (Expires
  03/11/03)(1)                                   42            2
----------------------------------------------------------------
                                                          29,648
----------------------------------------------------------------

ENTERTAINMENT - 0.08%
----------------------------------------------------------------
International Game Technology Inc.(1)           989       52,931
Six Flags Inc.(1)                             1,708       28,404
----------------------------------------------------------------
                                                          81,335
----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.18%
----------------------------------------------------------------
Allied Waste Industries Inc.(1)               1,637       29,679
Republic Services Inc. "A"(1)                 1,529       30,351
Waste Management Inc.                         3,754      116,111
----------------------------------------------------------------
                                                         176,141
----------------------------------------------------------------

FOOD - 1.56%
----------------------------------------------------------------
Albertson's Inc.                              2,627       91,919
Archer-Daniels-Midland Co.                    4,574       61,426
Campbell Soup Co.                             3,069       86,515
ConAgra Foods Inc.                            3,201       73,463
General Mills Inc.                            2,001       88,724
Heinz (H.J.) Co.                              2,161       97,634
Hershey Foods Corp.                             968       62,417
Hormel Foods Corp.                            1,115       28,399
Kellogg Co.                                   2,860       91,491
Kroger Co.(1)                                 5,577      148,460
McCormick & Co. Inc.                            805       36,386
Ralston Purina Group                          2,201       71,929
Safeway Inc.(1)                               3,227      145,570
Sara Lee Corp.                                6,385      140,470
SUPERVALU Inc.                                  945       19,826
Sysco Corp.                                   4,878      136,682
Tyson Foods Inc. "A"(2)                       1,784       18,821
Winn-Dixie Stores Inc.                        1,053       23,640
Wrigley (William Jr.) Co.                     1,704       85,439
----------------------------------------------------------------
                                                       1,509,211
----------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.44%
----------------------------------------------------------------
FOREST PRODUCTS & PAPER (CONTINUED)
----------------------------------------------------------------
Boise Cascade Corp.                             396  $    14,533
Bowater Inc.                                    739       35,058
Georgia-Pacific (Timber Group)                1,142       45,132
Georgia-Pacific Corp.(1)(2)                   1,525       55,723
International Paper Co.                       2,299       92,236
Mead Corp.                                      703       23,368
Temple-Inland Inc.                              399       23,286
Westvaco Corp.                                  694       21,132
Weyerhaeuser Co.                              1,310       74,343
Willamette Industries Inc.                      796       38,606
----------------------------------------------------------------
                                                         423,417
----------------------------------------------------------------
GAS - 0.06%
----------------------------------------------------------------
NICOR Inc.                                      596       23,101
Sempra Energy                                 1,372       37,167
----------------------------------------------------------------
                                                          60,268
----------------------------------------------------------------
HAND / MACHINE TOOLS - 0.10%
----------------------------------------------------------------
Black & Decker Corp.                            631       24,817
Snap-On Inc.                                    419       10,668
SPX Corp.(1)(2)                                 265       30,806
Stanley Works (The)                             615       25,762
----------------------------------------------------------------
                                                          92,053
----------------------------------------------------------------
HEALTH CARE - 2.58%
----------------------------------------------------------------
Aetna Inc.(1)                                   947       28,315
Apogent Technologies Inc.(1)                  1,326       31,877
Bard (C.R.) Inc.                                362       20,942
Bausch & Lomb Inc.(2)                           404       14,693
Baxter International Inc.                     3,098      159,857
Beckman Coulter Inc.                            756       34,564
Becton Dickinson & Co.                        1,701       61,117
Biomet Inc.                                   1,689       46,667
Boston Scientific Corp.(1)                    2,860       54,626
Cytyc Corp.(1)(2)                             1,402       33,970
Enzon Inc.(1)(2)                                586       37,410
Guidant Corp.(1)                              2,283       82,462
HCA - The Healthcare Company                  3,408      155,882
Health Management Associates Inc. "A"(1)      3,028       60,409
Health Net Inc.(1)                            1,911       36,061
Healthsouth Corp.(1)                          3,048       55,108
Hillenbrand Industries Inc.                     859       46,644
Johnson & Johnson                             9,420      496,528
Medtronic Inc.                                8,160      371,606
Oxford Health Plans Inc.(1)                     883       26,472
Quest Diagnostics Inc.(1)                       715       44,795
St. Jude Medical Inc.(1)                        556       38,253
Stryker Corp.                                 1,704       93,430
Tenet Healthcare Corp.(1)                     2,120      117,490
Trigon Healthcare Inc.(1)                       713       46,167

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

UnitedHealth Group Inc.                       1,987      135,235
HEALTH CARE (CONTINUED)
----------------------------------------------------------------
Universal Health Services Inc. "B"(1)           866  $    40,962
Varian Medical Systems Inc.(1)                  422       27,852
WebMD Corp.(1)                                2,980       14,602
Wellpoint Health Networks Inc.(1)               454       48,342
Zimmer Holdings Inc.(1)                       1,251       34,027
----------------------------------------------------------------
                                                       2,496,365
----------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.72%
----------------------------------------------------------------
Berkshire Hathaway Inc. "A"(1)                   10      694,000
----------------------------------------------------------------
                                                         694,000
----------------------------------------------------------------

HOME BUILDERS - 0.09%
----------------------------------------------------------------
D.R. Horton Inc.                              2,115       53,383
Lennar Corp.(2)                                 866       38,580
----------------------------------------------------------------
                                                          91,963
----------------------------------------------------------------

HOME FURNISHINGS - 0.11%
----------------------------------------------------------------
Leggett & Platt Inc.                          1,313       30,882
Maytag Corp.                                    639       19,636
Polycom Inc.(1)                               1,148       23,281
Whirlpool Corp.                                 532       35,123
----------------------------------------------------------------
                                                         108,922
----------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.20%
----------------------------------------------------------------
Avery Dennison Corp.                            673       34,599
Clorox Co.                                    1,581       58,892
Fortune Brands Inc.                           1,078       41,234
Newell Rubbermaid Inc.                        1,912       43,785
Tupperware Corp.                                491       11,602
----------------------------------------------------------------
                                                         190,112
----------------------------------------------------------------

INSURANCE - 3.22%
----------------------------------------------------------------
AFLAC Inc.                                    3,255       89,578
Allmerica Financial Corp.                       726       38,674
Allstate Corp.                                4,455      151,158
Ambac Financial Group Inc.                    1,229       72,757
American International Group Inc.            14,967    1,170,419
American National Insurance Co.                 484       38,192
AON Corp.                                     1,726       64,121
Chubb Corp.                                   1,033       69,728
CIGNA Corp.                                     872       78,480
Cincinnati Financial Corp.                    1,177       47,080
CNA Financial Corp.(1)(2)                       750       20,828
Conseco Inc.(1)                               2,166       19,884
Hancock (John) Financial Services Inc.        3,542      141,503
Hartford Financial Services Group Inc.        1,443       93,506
Jefferson-Pilot Corp.                         1,284       59,732

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Lincoln National Corp.                        1,301       64,868
INSURANCE (CONTINUED)
----------------------------------------------------------------
Loews Corp.                                   1,256  $    61,318
Marsh & McLennan Companies Inc.               1,796      166,848
MBIA Inc.                                     1,054       56,927
MetLife Inc.(2)                               4,509      137,525
MGIC Investment Corp.                           748       52,285
PMI Group Inc. (The)                            591       38,533
Progressive Corporation                         535       69,159
Radian Group Inc.                             1,071       42,958
SAFECO Corp.                                  1,015       30,531
St. Paul Companies Inc.                       1,524       64,054
Torchmark Corp.                                 943       39,832
Transatlantic Holdings Inc.                     853       62,568
Unitrin Inc.                                    796       29,293
UNUMProvident Corp.                           1,591       44,580
----------------------------------------------------------------
                                                       3,116,919
----------------------------------------------------------------

IRON / STEEL - 0.08%
----------------------------------------------------------------
Allegheny Technologies Inc.                     998       18,463
Nucor Corp.                                     632       30,715
USX-U.S. Steel Group Inc.                     1,185       23,570
----------------------------------------------------------------
                                                          72,748
----------------------------------------------------------------

LEISURE TIME - 0.33%
----------------------------------------------------------------
Brunswick Corp.                                 661       14,403
Carnival Corp. "A"                            4,198      131,313
Galileo International Inc.                      651       20,246
Harley-Davidson Inc.                          2,277      110,639
Sabre Holdings Corp.(1)                         921       38,848
----------------------------------------------------------------
                                                         315,449
----------------------------------------------------------------

LODGING - 0.25%
----------------------------------------------------------------
Harrah's Entertainment Inc.(1)                  889       25,408
Hilton Hotels Corp.                           2,956       37,571
Marriott International Inc. "A"               1,677       73,536
MGM Grand Inc.(1)(2)                            675       19,676
Park Place Entertainment Corp.(1)             2,972       31,592
Starwood Hotels & Resorts Worldwide Inc.      1,717       58,120
----------------------------------------------------------------
                                                         245,903
----------------------------------------------------------------

MACHINERY - 0.29%
----------------------------------------------------------------
Caterpillar Inc.                              1,984       99,200
Cognex Corp.(1)                                 318        8,802
Deere & Co.                                   1,573       67,906
Dover Corp.                                   1,350       48,492
Ingersoll-Rand Co.                              816       33,105
Kadant Inc.(1)                                   74        1,025
Rockwell International Corp.                  1,248       20,030
----------------------------------------------------------------
                                                         278,560
----------------------------------------------------------------

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

MANUFACTURERS - 3.96%
----------------------------------------------------------------
MANUFACTURERS (CONTINUED)
----------------------------------------------------------------
Cooper Industries Inc.                          682  $    38,294
Crane Co.                                       479       13,455
Danaher Corp.(2)                              1,016       56,459
Eastman Kodak Co.                             1,640       73,259
Eaton Corp.                                     523       37,619
General Electric Co.                         58,834    2,411,017
Honeywell International Inc.                  4,996      186,151
Illinois Tool Works Inc.                      1,809      113,081
ITT Industries Inc.                             632       28,535
Minnesota Mining & Manufacturing Co.          2,220      231,102
Pall Corp.                                      893       19,967
Pentair Inc.                                    628       23,550
Textron Inc.                                    630       33,006
Tyco International Ltd.                      10,876      565,008
----------------------------------------------------------------
                                                       3,830,503
----------------------------------------------------------------

MEDIA - 3.27%
----------------------------------------------------------------
Adelphia Communications Corp. "A"(1)(2)       1,097       34,610
AOL Time Warner Inc.(1)                      26,500      989,775
Belo (A.H.) Corp.                             2,446       44,615
Cablevision Systems Corp.(1)                    687       32,083
Charter Communications Inc.(1)(2)             1,069       21,594
Clear Channel Communications Inc.(1)          3,538      177,855
Comcast Corp. "A"(1)                          6,605      241,941
Dow Jones & Co. Inc.(2)                         676       37,099
Entercom Communications Corp.(1)                840       35,137
Fox Entertainment Group Inc. "A"(1)           1,249       30,625
Gannett Co. Inc.                              1,888      116,414
Gemstar-TV Guide International Inc.(1)        1,733       51,401
Hispanic Broadcasting Corp.(1)                1,166       24,066
Knight Ridder Inc.(2)                           598       36,239
McClatchy Co. (The) "A"                       1,148       49,364
McGraw-Hill Companies Inc.                    1,295       76,729
Meredith Corp.                                  706       22,980
New York Times Co. "A"                        1,122       47,966
Readers Digest Association Inc.
  (The) "A"                                   1,018       19,037
Scripps (E.W.) Company                          697       45,619
Tribune Co.                                   2,168       85,463
Univision Communications Inc.(1)              1,393       41,553
USA Networks Inc.(1)                          2,621       60,702
Viacom Inc. "B"(1)                           10,355      439,052
Walt Disney Co. (The)                        11,992      304,957
Washington Post Company (The) "B"                99       56,777

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Westwood One Inc.(1)                          1,326       37,791
----------------------------------------------------------------
                                                       3,161,444
----------------------------------------------------------------
METAL FABRICATE / HARDWARE - 0.04%
----------------------------------------------------------------
METAL FABRICATE / HARDWARE (CONTINUED)
----------------------------------------------------------------
Precision Castparts Corp.                     1,044  $    35,851
----------------------------------------------------------------
                                                          35,851

MINING - 0.29%
----------------------------------------------------------------
Alcoa Inc.                                    5,168      197,004
Freeport-McMoRan Copper & Gold
  Inc.(1)(2)                                  1,825       22,594
Homestake Mining Company                      2,168       17,951
Newmont Mining Corp.                          1,096       22,731
Phelps Dodge Corp.                              571       22,497
----------------------------------------------------------------
                                                         282,777
----------------------------------------------------------------
OFFICE / BUSINESS EQUIPMENT - 0.16%
----------------------------------------------------------------
Herman Miller Inc.                            1,132       25,832
Pitney Bowes Inc.                             1,949       84,762
Xerox Corp.                                   4,540       41,768
----------------------------------------------------------------
                                                         152,362
----------------------------------------------------------------

OIL & GAS PRODUCERS - 3.54%
----------------------------------------------------------------
Amerada Hess Corp.                              770       59,837
Anadarko Petroleum Corp.(2)                   1,705       88,234
Apache Corp.(2)                                 972       45,616
Burlington Resources Inc.                     1,459       55,442
Chevron Corp.                                 3,296      299,112
Conoco Inc. "B"                               4,249      125,855
Devon Energy Corp.(1)(2)                      1,010       46,733
Diamond Offshore Drilling Inc.(2)               880       24,552
ENSCO International Inc.                      1,527       27,852
EOG Resources Inc.                            1,055       33,359
Exxon Mobil Corp.                            38,448    1,543,687
Global Marine Inc.(1)                         1,942       27,965
Kerr-McGee Corp.(2)                             749       43,749
Kinder Morgan Inc.                              815       45,314
Murphy Oil Corp.                                584       44,092
Nabors Industries Inc.(1)                     1,146       28,100
Newfield Exploration Co.(1)                   1,019       33,586
Noble Drilling Corp.(1)                       1,516       41,235
Occidental Petroleum Corp.                    2,521       69,378
Phillips Petroleum Co.(2)                     1,275       73,313
Pioneer Natural Resources Co.(1)              1,937       33,898
Rowan Companies Inc.(1)                         782       12,160
Sunoco Inc.                                     799       30,226
Texaco Inc.                                   3,164      220,373
Tosco Corp.                                   1,041       48,302
Transocean Sedco Forex Inc.                   2,094       60,517
Ultramar Diamond Shamrock Corp.               1,129       58,302
Unit Corp.(1)                                 3,006       27,595
Unocal Corp.                                  1,635       57,716

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

USX-Marathon Group Inc.                       2,106       66,360
Valero Energy Corp.(2)                          815       33,823
XTO Energy Inc.(2)                            1,733       24,435
----------------------------------------------------------------
                                                       3,430,718
----------------------------------------------------------------

OIL & GAS SERVICES - 0.50%
----------------------------------------------------------------
OIL & GAS SERVICES (CONTINUED)
----------------------------------------------------------------
Baker Hughes Inc.                             1,789  $    58,930
BJ Services Co.(1)                            1,942       43,559
Cooper Cameron Corp.(1)                         607       26,253
Grant Prideco Inc.(1)                         1,087       11,370
Halliburton Co.                               2,494       69,483
Schlumberger Ltd.                             3,167      155,183
Smith International Inc.(1)                     686       31,830
Tidewater Inc.                                  734       22,835
Varco International Inc.(1)                   1,708       25,927
Weatherford International Inc.(1)             1,088       36,198
----------------------------------------------------------------
                                                         481,568
----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.14%
----------------------------------------------------------------
Bemis Co.                                       372       16,279
Pactiv Corp.(1)                               1,497       23,772
Sealed Air Corp.(1)                             629       25,273
Smurfit-Stone Container Corp.(1)              1,864       32,173
Sonoco Products Co.                           1,330       34,527
----------------------------------------------------------------
                                                         132,024
----------------------------------------------------------------

PHARMACEUTICALS - 6.61%
----------------------------------------------------------------
Abbott Laboratories                          10,430      518,371
Abgenix Inc.(1)                                 713       21,369
Allergan Inc.                                 1,012       73,117
American Home Products Corp.                  8,888      497,728
AmerisourceBergen Corp.(1)                      792       51,024
Bristol-Myers Squibb Co.                     12,518      702,761
Cardinal Health Inc.                          2,900      211,526
Celgene Corp.(1)                                433       12,042
Cell Therapeutics Inc.(1)(2)                    204        6,185
COR Therapeutics Inc.(1)(2)                     382       10,486
Forest Laboratories Inc. "A"(1)               1,711      124,920
Gilead Sciences Inc.(1)                         917       55,671
ICN Pharmaceuticals Inc.(2)                   1,009       29,715
IVAX Corporation(1)(2)                        1,632       54,933
King Pharmaceuticals Inc.(1)                  1,394       60,291
Lilly (Eli) and Company                       7,325      568,640
Medarex Inc.(1)                                 662       12,591
MedImmune Inc.(1)                             1,351       54,243
Merck & Co. Inc.                             14,450      940,695
Mylan Laboratories Inc.                       1,562       51,530
NPS Pharmaceuticals Inc.(1)                     128        4,303
Omnicare Inc.                                 1,733       41,453
OSI Pharmaceuticals Inc.(1)(2)                  128        5,427
Pfizer Inc.                                  39,490    1,512,862
Pharmacia Corporation                         8,582      339,847

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Schering-Plough Corp.                         9,808      373,979
Sepracor Inc.(1)(2)                             382       16,311
Sybron Dental Specialties Inc.(1)               475       10,013
Titan Pharmaceuticals Inc.(1)                   128        1,248
Watson Pharmaceuticals Inc.(1)                  684       38,372
----------------------------------------------------------------
                                                       6,401,653
----------------------------------------------------------------

PIPELINES - 0.52%
----------------------------------------------------------------
PIPELINES (CONTINUED)
----------------------------------------------------------------
Dynegy Inc. "A"                               1,860  $    78,436
El Paso Corp.                                 3,287      159,715
Enron Corp.(1)(2)                             4,285      149,932
Williams Companies Inc.                       3,463      112,721
----------------------------------------------------------------
                                                         500,804
----------------------------------------------------------------

REAL ESTATE - 0.07%
----------------------------------------------------------------
Catellus Development Corp.(1)                 2,573       47,343
St. Joe Company (The)                           765       20,846
----------------------------------------------------------------
                                                          68,189
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.91%
----------------------------------------------------------------
Archstone Communities Trust                   1,642       44,334
Boston Properties Inc.                        1,203       47,398
Crescent Real Estate Equities Co.             2,023       47,642
Duke-Weeks Realty Corp.                       2,162       54,634
Equity Office Properties Trust                4,809      154,321
Equity Residential Properties Trust           1,451       85,478
Host Marriott Corp.                           3,617       46,298
iStar Financial Inc.                          2,267       61,050
Kimco Realty Corp.                              986       47,298
Public Storage Inc.                           1,444       47,883
Rouse Co.                                     1,575       45,045
Simon Property Group Inc.                     2,236       65,515
Ventas Inc.                                   7,794       91,424
Vornado Realty Trust                          1,165       46,728
----------------------------------------------------------------
                                                         885,048
----------------------------------------------------------------

RETAIL - 4.59%
----------------------------------------------------------------
Abercrombie & Fitch Co. "A"(1)                  891       27,033
Amazon.com Inc.(1)(2)                         1,328       11,872
AutoNation Inc.(1)                            4,941       53,165
AutoZone Inc.(1)                                989       45,692
Bed Bath & Beyond Inc.(1)(2)                  2,040       58,854
Best Buy Co. Inc.(1)                          1,495       88,175
Big Lots Inc.                                   798        8,459
CDW Computer Centers Inc.(1)                    233        9,506
Circuit City Stores Inc.                      1,361       22,729
CVS Corp.                                     2,690       97,136
Darden Restaurants Inc.                         920       26,330
Dillards Inc. "A"                               745       13,336
Dollar General Corp.                          2,266       39,088
Dollar Tree Stores Inc.(1)                      704       16,706

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

eBay Inc.(1)                                  1,071       60,222
Family Dollar Stores Inc.                     1,640       49,200
Federated Department Stores Inc.(1)           1,392       50,544
Gap Inc. (The)                                6,096      119,786
Golden State Bancorp Inc.(1)                  1,900        2,318
Home Depot Inc.                              14,314      657,728
Intimate Brands Inc.                            713        9,811
Kmart Corp.(1)                                3,290       33,032
RETAIL (CONTINUED)
----------------------------------------------------------------
Kohls Corp.(1)                                2,410  $   133,755
Limited Inc.                                  2,945       41,525
Lowe's Companies Inc.                         2,812      104,606
May Department Stores Co.                     2,225       74,871
McDonald's Corp.                              7,379      221,591
Nordstrom Inc.                                  971       19,469
Office Depot Inc.(1)                          2,259       31,400
Outback Steakhouse Inc.(1)                      759       22,201
Penney (J.C.) Company Inc.                    1,757       42,168
PurchasePro.com Inc.(1)                         588          470
RadioShack Corp.                              1,386       32,432
Rite Aid Corp.(1)(2)                          1,754       13,927
Ross Stores Inc.                              1,580       46,294
Sears, Roebuck and Co.                        1,765       75,454
Staples Inc.(1)                               3,257       49,018
Starbucks Corp.(1)(2)                         3,315       55,924
Target Corp.                                  5,816      201,524
Tiffany & Co.                                 1,290       40,184
TJX Companies Inc.                            2,127       74,658
Toys R Us Inc.(1)                             1,627       38,934
Tricon Global Restaurants Inc.(1)             1,140       48,587
Venator Group Inc.(1)                         2,471       44,354
Walgreen Co.                                  6,894      236,809
Wal-Mart Stores Inc.                         26,439    1,270,394
Wendy's International Inc.                      867       24,614
----------------------------------------------------------------
                                                       4,445,885
----------------------------------------------------------------

SEMICONDUCTORS - 3.16%
----------------------------------------------------------------
Advanced Micro Devices Inc.(1)                1,992       26,992
Altera Corp.(1)                               3,465       98,406
Amkor Technology Inc.(1)(2)                   1,275       20,885
Analog Devices Inc.(1)(2)                     2,384      113,908
Applied Materials Inc.(1)                     4,868      209,762
Applied Micro Circuits Corp.(1)               1,962       27,998
Atmel Corp.(1)(2)                             4,724       45,303
Broadcom Corp. "A"(1)(2)                      1,428       45,910
Conexant Systems Inc.(1)                      1,578       18,794
Cree Inc.(1)(2)                                 662       13,882
Cypress Semiconductor Corp.(1)                1,708       36,910
Emcore Corp.(1)                                 102        1,546
Integrated Device Technology Inc.(1)            956       29,722
Intel Corp.                                  40,301    1,126,816
International Rectifier Corp.(1)                630       23,297
KLA-Tencor Corp.(1)                           1,210       59,459

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Lam Research Corp.(1)                           963       27,263
Lattice Semiconductor Corp.(1)                1,262       29,493
Linear Technology Corp.                       2,325       95,511
LSI Logic Corp.(1)                            2,028       41,067
Maxim Integrated Products Inc.(1)             2,577      119,083
Microchip Technology Inc.(1)                  1,526       54,463
Micron Technology Inc.(1)                     3,655      137,465
National Semiconductor Corp.(1)               1,119       36,983
Novellus Systems Inc.(1)(2)                     982       43,512
SEMICONDUCTORS (CONTINUED)
----------------------------------------------------------------
NVIDIA Corp.(1)                                 356  $    30,157
QLogic Corp.(1)                                 725       21,757
Rambus Inc.(1)(2)                               629        3,919
Silicon Laboratories Inc.(1)(2)                 128        2,559
Teradyne Inc.(1)                              1,122       36,779
Texas Instruments Inc.                       10,253      339,374
Transwitch Corp.(1)                             560        4,592
TriQuint Semiconductor Inc.(1)                  713       15,116
Varian Semiconductor Equipment
  Associates Inc.(1)                            423       14,551
Vitesse Semiconductor Corp.(1)(2)             1,061       15,491
Xilinx Inc.(1)                                2,394       93,462
----------------------------------------------------------------
                                                       3,062,187
----------------------------------------------------------------
SOFTWARE - 4.04%
----------------------------------------------------------------
Actuate Corp.(1)                                764        5,272
Adobe Systems Inc.                            1,757       59,053
Akamai Technologies Inc.(1)(2)                  382        1,608
Ariba Inc.(1)(2)                              1,300        2,964
Ascential Software Corp.(1)                   5,012       23,657
At Home Corp. "A"(1)                          1,808          759
Autodesk Inc.                                   443       16,985
Automatic Data Processing Inc.                4,268      220,912
BEA Systems Inc.(1)                           2,016       32,599
BMC Software Inc.(1)                          1,774       28,384
BroadVision Inc.(1)                           1,478        1,907
Cadence Design Systems Inc.(1)                2,696       59,258
Certegy Inc.(1)                                 544       18,692
CheckFree Corp.(1)(2)                           433        9,487
ChoicePoint Inc.(1)                             683       27,286
Citrix Systems Inc.(1)                        1,355       44,647
CMGI Inc.(1)(2)                               1,860        3,311
Computer Associates International Inc.        3,806      118,176
Compuware Corp.(1)                            2,655       32,418
CSG Systems International Inc.(1)               637       29,238
DoubleClick Inc.(1)                             713        5,725
Electronic Arts Inc.(1)                       1,235       71,272
Exodus Communications Inc.(1)                 3,567        3,139
First Data Corp.                              2,680      176,478
Fiserv Inc.(1)                                1,174       63,596
i2 Technologies Inc.(1)                       2,375       15,818
IMS Health Inc.                               2,259       60,135
Informatica Corp.(1)                            408        3,125
Intuit Inc.(1)                                1,678       63,395

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Macromedia Inc.(1)                              508        7,076
Manugistics Group Inc.(1)                       611        7,155
Mercury Interactive Corp.(1)                    764       20,636
Micromuse Inc.(1)                               611        7,234
Microsoft Corp.(1)                           32,845    1,873,807
Novell Inc.(1)                                2,219       10,096
Openwave Systems Inc.(1)                      1,224       19,633
Oracle Corp.(1)                              35,051      427,973
Parametric Technology Corp.(1)                1,981       14,441
SOFTWARE (CONTINUED)
----------------------------------------------------------------
PeopleSoft Inc.(1)                            1,944  $    67,029
Peregrine Systems Inc.(1)                       815       21,337
Rational Software Corp.(1)                    1,390       19,960
RealNetworks Inc.(1)                            713        5,148
Roxio Inc.(1)                                   125        2,269
SERENA Software Inc.(1)                         331        3,873
Siebel Systems Inc.(1)                        3,134       67,694
Stellent Inc.(1)(2)                              51        1,112
Sybase Inc.(1)                                  613        8,441
Symantec Corp.(1)                               917       39,422
TIBCO Software Inc.(1)                          484        4,148
Total System Services Inc.                      571       14,286
Vignette Corp.(1)                             2,853       19,486
webMethods Inc.(1)(2)                            26          313
Yahoo! Inc.(1)(2)                             3,957       46,930
----------------------------------------------------------------
                                                       3,908,795
----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.07%
----------------------------------------------------------------
ADC Telecommunications Inc.(1)                4,499       19,661
Advanced Fibre Communications Inc.(1)           681       16,514
American Tower Corp.(1)(2)                    2,038       29,490
Andrew Corp.(1)                                 589       11,980
Avaya Inc.(1)                                 1,951       22,163
Ciena Corp.(1)                                2,197       37,613
CommScope Inc.(1)                               426        8,989
Comverse Technology Inc.(1)                   1,099       27,629
Corvis Corp.(1)                               2,878        5,670
Harris Corp.                                    563       16,513
JDS Uniphase Corp.(1)                         8,204       57,838
Lucent Technologies Inc.                     20,405      139,162
Motorola Inc.                                12,884      224,182
QUALCOMM Inc.(1)                              5,003      294,427
RF Micro Devices Inc.(1)(2)                   1,122       28,566
Scientific-Atlanta Inc.                       1,017       20,889
Sonus Networks Inc.(1)                          942       13,913
Spectrasite Holdings Inc.(1)(2)               3,438        9,489
Sycamore Networks Inc.(1)                     1,453        8,151
Tellabs Inc.(1)                               3,010       40,093
----------------------------------------------------------------
                                                       1,032,932
----------------------------------------------------------------

TELECOMMUNICATIONS - 2.03%
----------------------------------------------------------------
Adaptec Inc.(1)                                 757        7,911
AirGate PCS Inc.(1)                             280       16,503

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Allegiance Telecom Inc.(1)                    1,377       17,116
AT&T Wireless Services Inc.(1)                7,358      114,049
Broadwing Inc.(1)                             2,240       40,230
Citizen Communications Co.(1)(2)              2,675       28,756
Corning Inc.(2)                               6,088       73,117
Cox Communications Inc. "A"(1)(2)             1,989       79,083
Crown Castle International Corp.(1)           2,420       24,660
Digital Lightwave Inc.(1)(2)                    255        3,761
EchoStar Communications Corp.(1)              1,249       35,172
TELECOMMUNICATIONS (CONTINUED)
----------------------------------------------------------------
Emulex Corp.(1)                                 713  $    11,344
Finisar Corp.(1)                              1,453       14,327
General Motors Corp. "H"(1)                   7,470      139,316
Global Crossing Ltd.(1)(2)                    5,617       23,760
InterDigital Communications Corp.(1)            459        4,136
Leap Wireless International Inc.(1)(2)          554       10,094
Level 3 Communications Inc.(1)(2)             3,031       11,578
McLeodUSA Inc. "A"(1)                         3,539        4,424
Metromedia Fiber Network Inc. "A"(1)          2,827        2,120
MRV Communications Inc.(1)                      560        2,279
Newport Corp.                                   230        4,168
Nextel Communications Inc. "A"(1)(2)          5,425       65,534
NTL Inc.(1)                                   1,195        5,927
PanAmSat Corp.(1)                               968       28,730
Powerwave Technologies Inc.(1)                  408        5,957
Qwest Communications International Inc.      10,122      217,623
Sprint Corp. (PCS Group)(1)(2)                6,351      158,648
Verizon Communications Inc.                  15,906      795,300
Western Wireless Corp. "A"(1)                   475       14,692
----------------------------------------------------------------
                                                       1,960,315
----------------------------------------------------------------

TELEPHONE - 2.29%
----------------------------------------------------------------
Alltel Corp.                                  2,146      124,468
AT&T Corp.                                   20,698      394,090
BellSouth Corp.                              11,244      419,401
CenturyTel Inc.                                 991       34,735
SBC Communications Inc.                      20,561      841,151
Sprint Corp. (FON Group)                      5,224      121,928
Telephone & Data Systems Inc.                   535       55,239
WorldCom Inc.(1)                             17,664      227,159
XO Communications Inc. "A"(1)(2)              1,299        1,481
----------------------------------------------------------------
                                                       2,219,652
----------------------------------------------------------------
TEXTILES - 0.06%
----------------------------------------------------------------
Cintas Corp.(1)                               1,289       60,016
----------------------------------------------------------------
                                                          60,016

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

TOBACCO - 0.77%
----------------------------------------------------------------
Philip Morris Companies Inc.                 13,255      628,287
R.J. Reynolds Tobacco Holdings Inc.           1,310       75,653
UST Inc.                                      1,219       40,227
----------------------------------------------------------------
                                                         744,167
----------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.07%
----------------------------------------------------------------
Hasbro Inc.(2)                                1,171       20,305
TOYS / GAMES / HOBBIES (CONTINUED)
----------------------------------------------------------------
Mattel Inc.                                   2,905  $    52,261
----------------------------------------------------------------
                                                          72,566
----------------------------------------------------------------

TRANSPORTATION - 0.49%
----------------------------------------------------------------
Burlington Northern Santa Fe Corp.            2,693       73,007
CNF Transportation Inc.                       1,249       37,507
CSX Corp.(1)                                  1,461       51,632
Expeditors International Washington Inc.        687       34,941
FedEx Corp.(1)                                1,976       83,190
Norfolk Southern Corp.                        2,617       48,729
Union Pacific Corp.                           1,557       82,941
United Parcel Service Inc.                    1,096       60,532
----------------------------------------------------------------
                                                         472,479
----------------------------------------------------------------

TRUCKING & LEASING - 0.03%
----------------------------------------------------------------
GATX Corporation                                682       26,775
----------------------------------------------------------------
                                                          26,775

WATER - 0.04%
----------------------------------------------------------------
American Water Works Inc.                     1,058       36,395
----------------------------------------------------------------
                                                          36,395

TOTAL U.S. COMMON STOCKS
(Cost: $93,965,328)                                   71,928,505
----------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 21.34%

AUSTRALIA - 0.98%
----------------------------------------------------------------
Coles Myer Ltd. ADR                           3,319      100,234
National Australia Bank ADR(2)                3,712      329,032
News Corporation Ltd. ADR(2)                  2,847       92,784
Rio Tinto PLC ADR                             3,138      229,702
Westpac Banking Corp. ADR                     5,289      194,900
----------------------------------------------------------------
                                                         946,652
----------------------------------------------------------------

CANADA - 0.30%
----------------------------------------------------------------
Alcan Aluminum Ltd.                           2,057       74,710
Barrick Gold Corp.(2)                         2,701       43,270
Inco Ltd.(1)                                  1,701       28,271
Nortel Networks Corp.                        19,129      119,748

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Placer Dome Inc.                              2,143       23,680
----------------------------------------------------------------
                                                         289,679
----------------------------------------------------------------

DENMARK - 1.12%
----------------------------------------------------------------
Novo-Nordisk A/S ADR                         21,434      891,654
TDC A/S ADR                                  10,774      192,855
----------------------------------------------------------------
                                                       1,084,509
----------------------------------------------------------------

FINLAND - 0.24%
----------------------------------------------------------------
FINLAND (CONTINUED)
----------------------------------------------------------------
Nokia OYJ ADR                                14,547  $   228,970
----------------------------------------------------------------
                                                         228,970
----------------------------------------------------------------

FRANCE - 2.82%
----------------------------------------------------------------
Alcatel SA ADR(2)                            13,009      202,940
Aventis SA ADR                                7,792      568,816
AXA-UAP ADR                                  14,604      402,340
France Telecom SA ADR(2)                      2,059       67,844
LVMH Moet-Hennessy Louis Vuitton ADR(2)      16,438      161,092
Total Fina SA ADR                            16,130    1,191,201
Total Fina SA Warrants
  (Expires 08/08/03)(1)                         162        4,658
Vivendi Universal SA ADR(2)                   2,336      127,803
----------------------------------------------------------------
                                                       2,726,694
----------------------------------------------------------------

GERMANY - 0.92%
----------------------------------------------------------------
DaimlerChrysler AG(2)                        13,074      574,602
Deutsche Telekom AG ADR(2)                   12,303      191,312
SAP AG ADR(2)                                 3,739      128,958
----------------------------------------------------------------
                                                         894,872
----------------------------------------------------------------
IRELAND - 0.40%
----------------------------------------------------------------
Allied Irish Banks PLC ADR(2)                17,478      390,633
----------------------------------------------------------------
                                                         390,633
----------------------------------------------------------------

ITALY - 0.77%
----------------------------------------------------------------
Benetton Group SpA ADR                        7,416      201,344
ENI-Ente Nazionale Idrocarburi
  SpA ADR(2)                                  2,344      157,986
Fiat SpA ADR(1)(2)                            6,859      159,460
San Paolo-IMI SpA ADR(2)                      9,236      231,362
----------------------------------------------------------------
                                                         750,152
----------------------------------------------------------------

JAPAN - 5.08%
----------------------------------------------------------------
Canon Inc. ADR                                5,655      172,025
Fuji Photo Film Co. Ltd. ADR                  4,261      158,722
Hitachi Ltd. ADR                              2,575      206,129
Honda Motor Company Ltd. ADR                  2,877      210,021

SECURITY                                     SHARES        VALUE


----------------------------------------------------------------

Ito-Yokado Co. Ltd. ADR(2)                    5,254      201,386
Japan Air Lines ADR(1)                       33,205      195,943
Kirin Brewery Co. Ltd. ADR                    4,190      321,583
Kubota Corp. ADR(2)                           4,848      334,512
Kyocera Corp. ADR                             1,803      120,819
Makita Corp. ADR                              5,370       33,026
Matsushita Electric Industrial
  Co. ADR(2)                                 13,224      199,153
Mitsubishi Corp. ADR                         15,194      250,701
Mitsui & Co. ADR                              2,058      282,461
JAPAN (CONTINUED)
----------------------------------------------------------------
NEC Corp. ADR                                19,482  $   240,973
Nippon Telegraph & Telephone Corp. ADR       10,459      236,269
Nissan Motor Co. Ltd. ADR                    18,151      210,552
Pioneer Corp. ADR                             7,344      144,310
Ricoh Corp. Ltd. ADR                          2,235      181,035
Sony Corp. ADR                                3,467      155,668
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                                   11,562      602,496
Toyota Motor Corp. ADR                        7,522      459,594
----------------------------------------------------------------
                                                       4,917,378
----------------------------------------------------------------

NETHERLANDS - 2.55%
----------------------------------------------------------------
Abn Amro Holding NV ADR(2)                   14,235      261,924
Aegon NV ADR                                  6,937      209,497
Akzo Nobel NV ADR                             4,026      180,325
Elsevier NV ADR                              12,684      319,637
ING Groep NV ADR                              5,560      176,141
Koninklijke (Royal) Philips Electonics
  NV ADR                                      7,303      195,501
Koninklijke Ahold NV ADR(2)                  10,209      309,121
Royal Dutch Petroleum Co. - NY Shares        10,804      611,831
Unilever NV - NY Shares                       3,289      200,925
----------------------------------------------------------------
                                                       2,464,902
----------------------------------------------------------------

NEW ZEALAND - 0.06%
----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR(2)      3,372       59,448
----------------------------------------------------------------
                                                          59,448
----------------------------------------------------------------

PORTUGAL - 0.08%
----------------------------------------------------------------
Banco Comercial Portugues ADR(2)              4,146       81,884
----------------------------------------------------------------
                                                          81,884
----------------------------------------------------------------

SINGAPORE - 0.05%
----------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)(2)                              1,708       45,757
----------------------------------------------------------------
                                                          45,757
----------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)



SPAIN - 0.90%
------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
  SA ADR(2)                                  13,380        174,609
Banco Santander Central Hispano
  SA ADR(2)                                  38,734        354,416
Repsol SA ADR                                 8,103        137,022
Telefonica SA ADR(1)(2)                       5,826        205,367
------------------------------------------------------------------
                                                           871,414
------------------------------------------------------------------
SWEDEN - 0.18%
------------------------------------------------------------------
SWEDEN (CONTINUED)
------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB ADR       35,585   $    177,213
------------------------------------------------------------------
                                                           177,213
------------------------------------------------------------------

SWITZERLAND - 0.16%
------------------------------------------------------------------
Adecco SA ADR                                 9,417        114,511
Sulzer Medica ADR(2)                          4,869         36,518
------------------------------------------------------------------
                                                           151,029
------------------------------------------------------------------

UNITED KINGDOM - 4.73%
------------------------------------------------------------------
AstraZeneca PLC ADR                           8,109        393,287
Barclays PLC ADR(2)                           2,772        346,500
BP Amoco PLC ADR                              7,460        379,565
British Sky Broadcasting PLC ADR(1)           2,179        149,044
British Telecom PLC ADR(2)                    4,687        293,453
Cadbury Schweppes PLC ADR                     9,338        253,247
Diageo PLC ADR                               13,084        531,080
GlaxoSmithKline PLC ADR                      21,956      1,162,570
Hanson PLC ADR                                7,970        309,316
Hong Kong & Shanghai Banking ADR(2)           2,415        143,548
Reuters Group PLC ADR                         2,299        155,642
Vodafone Group PLC ADR                       22,921        461,858
------------------------------------------------------------------
                                                         4,579,110
------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $28,104,727)                                     20,660,296
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $122,070,055)                                    92,588,801
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 3.31%
------------------------------------------------------------------
U.S. Treasury Bonds
  9.25%,  02/15/16                        $2,300,000     3,205,804
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,164,373)                                       3,205,804
------------------------------------------------------------------

SECURITY                                  FACE AMOUNT        VALUE


------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.75%
------------------------------------------------------------------
Dreyfus Money Market Fund(3)               $3,202,353 $  3,202,353
Goldman Sachs Financial Square Prime
  Obligation Fund(3)                       1,466,517     1,466,517
Providian Temp Cash Money Market Fund(3)   3,802,794     3,802,794
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $8,471,664)                                       8,471,664
------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.00%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 08/31/01,
  due 09/04/01, with a maturity value of
  $965,136 and an effective yield of
  3.38%.                                     964,774       964,774
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $964,774)                                           964,774
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.71%
(Cost $134,670,866)                                    105,231,043
------------------------------------------------------------------

Other Assets, Less Liabilities - (8.71%)                (8,433,421)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $ 96,797,622
------------------------------------------------------------------


-----------------------------------------------------

(1)  NON-INCOME EARNING SECURITIES.
(2)  DENOTES ALL OR PART OF SECURITY ON LOAN. SEE NOTE 4.
(3) REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2001 (UNAUDITED)

                                  LIFEPATH INCOME       LIFEPATH 2010       LIFEPATH 2020       LIFEPATH 2030       LIFEPATH 2040
                                 MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost               $   41,684,558      $  133,830,930      $  430,453,282      $  123,089,571      $  134,670,866
                                  --------------      --------------      --------------      --------------      --------------
Investments at market value
  (Note 1)(1)                     $   42,311,448      $  133,321,660      $  382,441,394      $  129,439,308      $  105,231,043
Receivables:
  Investment securities sold                  --                  --               1,251                  --                 451
  Dividends and interest                 380,644             918,282           1,797,537             363,713             272,289
                                  --------------      --------------      --------------      --------------      --------------
Total Assets                          42,692,092         134,239,942         384,240,182         129,803,021         105,503,783
                                  --------------      --------------      --------------      --------------      --------------
LIABILITIES
Payables:
  Collateral for securities
    loaned (Note 4)                    3,588,105          11,635,856          32,376,826           9,763,998           8,471,664
  Advisory fees (Note 2)                  67,447             196,057             493,719             204,507             234,497
                                  --------------      --------------      --------------      --------------      --------------
Total Liabilities                      3,655,552          11,831,913          32,870,545           9,968,505           8,706,161
                                  --------------      --------------      --------------      --------------      --------------
NET ASSETS                        $   39,036,540      $  122,408,029      $  351,369,637      $  119,834,516      $   96,797,622
                                  ==============      ==============      ==============      ==============      ==============
--------------------------------------------------------------------------------------------------------------------------------

(1) INCLUDES SECURITIES ON LOAN WITH MARKET VALUES OF $3,505,222, $11,330,066, $31,330,359, $9,390,880 AND $8,118,813, RESPECTIVELY. SEE NOTE 4.


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)

                                  LIFEPATH INCOME       LIFEPATH 2010       LIFEPATH 2020       LIFEPATH 2030       LIFEPATH 2040
                                 MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends(1)                    $      136,148      $      781,303      $    2,667,423      $    1,442,441      $    2,266,598
  Interest                             1,679,348           3,549,929           4,845,322           1,271,395             328,041
  Securities lending income                7,114              22,696              61,377              21,481              35,333
                                  --------------      --------------      --------------      --------------      --------------
Total investment income                1,822,610           4,353,928           7,574,122           2,735,317           2,629,972
                                  --------------      --------------      --------------      --------------      --------------
EXPENSES (NOTE 2)
  Advisory fees                          215,601             594,437           1,361,840             609,756             838,078
                                  --------------      --------------      --------------      --------------      --------------
Total expenses                           215,601             594,437           1,361,840             609,756             838,078
                                  --------------      --------------      --------------      --------------      --------------
Net investment income                  1,607,009           3,759,491           6,212,282           2,125,561           1,791,894
                                  --------------      --------------      --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain on sale
    of investments                     1,498,344          10,559,770          56,745,677          20,208,125          67,006,252
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                       (1,952,755)        (14,418,019)        (76,551,088)        (31,413,761)        (85,105,585)
                                  --------------      --------------      --------------      --------------      --------------
Net loss on investments                 (454,411)         (3,858,249)        (19,805,411)        (11,205,636)        (18,099,333)
                                  --------------      --------------      --------------      --------------      --------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                      $    1,152,598      $      (98,758)     $  (13,593,129)     $   (9,080,075)     $  (16,307,439)
                                  ==============      ==============      ==============      ==============      ==============
---------------------------------------------------------------------------------------------------------------------------------

     (1)   NET OF FOREIGN WITHHOLDING TAX OF $4,498, $29,875, $77,790, $49,270
           AND $89,783, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                         LIFEPATH INCOME MASTER PORTFOLIO          LIFEPATH 2010 MASTER PORTFOLIO
                                                     ------------------------------------    ------------------------------------
                                                         FOR THE SIX                             FOR THE SIX
                                                        MONTHS ENDED              FOR THE       MONTHS ENDED              FOR THE
                                                     AUGUST 31, 2001           YEAR ENDED    AUGUST 31, 2001           YEAR ENDED
                                                         (UNAUDITED)    FEBRUARY 28, 2001        (UNAUDITED)    FEBRUARY 28, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                              $    1,607,009      $     4,225,123     $    3,759,491      $     8,579,397
  Net realized gain                                       1,498,344            4,227,323         10,559,770            9,281,281
  Net change in unrealized appreciation
    (depreciation)                                       (1,952,755)          (2,481,846)       (14,418,019)         (13,430,829)
                                                     --------------      ---------------     --------------      ---------------
Net increase (decrease) in net assets resulting
  from operations                                         1,152,598            5,970,600            (98,758)           4,429,849
                                                     --------------      ---------------     --------------      ---------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                          19,686,319           41,836,304         63,341,878          130,864,739
  Withdrawals                                           (87,373,019)         (36,297,048)      (217,103,289)         (88,258,009)
                                                     --------------      ---------------     --------------      ---------------
Net increase (decrease) in net assets resulting
  from interestholder transactions                      (67,686,700)           5,539,256       (153,761,411)          42,606,730
                                                     --------------      ---------------     --------------      ---------------
Increase (decrease) in net assets                       (66,534,102)          11,509,856       (153,860,169)          47,036,579

NET ASSETS:
Beginning of period                                     105,570,642           94,060,786        276,268,198          229,231,619
                                                     --------------      ---------------     --------------      ---------------
End of period                                        $   39,036,540      $   105,570,642     $  122,408,029      $   276,268,198
                                                     ==============      ===============     ==============      ===============
---------------------------------------------------------------------------------------------------------------------------------

                                                           LIFEPATH 2020 MASTER PORTFOLIO          LIFEPATH 2030 MASTER PORTFOLIO
                                                     ------------------------------------    ------------------------------------
                                                         FOR THE SIX                             FOR THE SIX
                                                        MONTHS ENDED              FOR THE       MONTHS ENDED              FOR THE
                                                     AUGUST 31, 2001           YEAR ENDED    AUGUST 31, 2001           YEAR ENDED
                                                         (UNAUDITED)    FEBRUARY 28, 2001        (UNAUDITED)    FEBRUARY 28, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                              $    6,212,282      $    11,165,147     $    2,125,561      $     4,984,452
  Net realized gain                                      56,745,677           16,252,938         20,208,125           10,548,364
  Net change in unrealized appreciation
    (depreciation)                                      (76,551,088)         (47,658,836)       (31,413,761)         (32,993,243)
                                                     --------------      ---------------     --------------      ---------------
Net decrease in net assets resulting from
  operations                                            (13,593,129)         (20,240,751)        (9,080,075)         (17,460,427)
                                                     --------------      ---------------     --------------      ---------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                         237,121,535          253,737,778         73,354,951          112,167,174
  Withdrawals                                          (352,711,643)        (146,474,480)      (226,372,360)         (84,993,424)
                                                     --------------      ---------------     --------------      ---------------
Net increase (decrease) in net assets resulting
  from interestholder transactions                     (115,590,108)         107,263,298       (153,017,409)          27,173,750
                                                     --------------      ---------------     --------------      ---------------
Increase (decrease) in net assets                      (129,183,237)          87,022,547       (162,097,484)           9,713,323

NET ASSETS:
Beginning of period                                     480,552,874          393,530,327        281,932,000          272,218,677
                                                     --------------      ---------------     --------------      ---------------
End of period                                        $  351,369,637      $   480,552,874     $  119,834,516      $   281,932,000
                                                     ==============      ===============     ==============      ===============
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      LIFEPATH 2040 MASTER PORTFOLIO
                                                                ------------------------------------
                                                                    FOR THE SIX
                                                                   MONTHS ENDED              FOR THE
                                                                AUGUST 31, 2001           YEAR ENDED
                                                                    (UNAUDITED)    FEBRUARY 28, 2001
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                         $    1,791,894      $     4,746,297
  Net realized gain                                                 67,006,252           32,259,065
  Net change in unrealized appreciation (depreciation)             (85,105,585)         (89,014,477)
                                                                --------------      ---------------
Net decrease in net assets resulting from operations               (16,307,439)         (52,009,115)
                                                                --------------      ---------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                     33,086,327          149,860,283
  Withdrawals                                                     (370,450,196)        (187,242,136)
                                                                --------------      ---------------
Net decrease in net assets resulting from interestholder
  transactions                                                    (337,363,869)         (37,381,853)
                                                                --------------      ---------------
Decrease in net assets                                            (353,671,308)         (89,390,968)

NET ASSETS:
Beginning of period                                                450,468,930          539,859,898
                                                                --------------      ---------------
End of period                                                   $   96,797,622      $   450,468,930
                                                                ==============      ===============
----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020,
LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

    The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

   CHANGE IN ACCOUNTING POLICY

    Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that require the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the financial statements and had no impact on the total net assets of the Master Portfolios.

   FEDERAL INCOME TAXES

    MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    For the six months ended August 31, 2001, the LifePath Income,
LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios realized net capital gains in the amounts of $1,482,593, $10,694,861, $60,723,259, $1,7061,052, and $71,929,640, respectively, resulting from in-kind redemptions-transactions in which interestholders exchange their interests in a Master Portfolio for securities held by the Master Portfolio rather than for cash.

   REPURCHASE AGREEMENTS

    Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios at August 31, 2001 were fully collateralized by U.S. Government obligations with a yield to maturity of 6.63%, a maturity date of 05/31/02 and aggregate market values of $218,772, $1,833,523, $1,093,863, $1,166,787 and $989,685, respectively.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES

    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Effective July 1, 2001, BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. Prior to July 1, 2001, BGFA was entitled to receive a fee of 0.55% from each Master Portfolio.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

    Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended
August 31, 2001, BGIS received $3,021, $9, $33,241 and $10,266 in brokerage commissions from the LifePath Income, LifePath 2010, LifePath 2020 and LifePath 2040 Master Portfolios, respectively, related to the purchases and sales of portfolio investments. BGIS did not receive any brokerage commissions from the LifePath 2030 Master Portfolio for the six months ended August 31, 2001.

    As a result of using an index approach to investing, the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $38,500, $226,750, $1,067,125, $435,250, and $346,500, respectively, as of August 31, 2001.
Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

    Certain officers and trustees of MIP are also officers of Stephens. As of August 31, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Investment transactions (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2001, were as follows:

--------------------------------------------------------------------------------------
                                U.S. GOVERNMENT OBLIGATIONS       OTHER SECURITIES
                                ---------------------------  -------------------------
MASTER PORTFOLIO                    PURCHASES         SALES     PURCHASES        SALES
--------------------------------------------------------------------------------------
LifePath Income Master
  Portfolio                      $        --    $53,394,658  $ 48,828,513  $ 1,678,531
LifePath 2010 Master Portfolio            --     93,127,570   101,794,797    4,928,094
LifePath 2020 Master Portfolio            --     87,331,761   291,449,220   16,298,325
LifePath 2030 Master Portfolio            --     28,814,867    72,497,563    8,173,345
LifePath 2040 Master Portfolio            --      2,448,277    22,433,340   14,123,462
--------------------------------------------------------------------------------------

    For the six months ended August 31, 2001 in-kind sales for the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were $31,306,087, $114,876,660, $255,847,329, $170,407,734 and
$336,636,953, respectively.

    At August 31, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:


----------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                         TAX    UNREALIZED    UNREALIZED    APPRECIATION
MASTER PORTFOLIO                        COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
----------------------------------------------------------------------------------------
LifePath Income Master
  Portfolio                     $ 41,684,558   $ 1,601,923  $   (975,033)  $    626,890
LifePath 2010 Master Portfolio   133,830,930     6,008,494    (6,517,764)      (509,270)
LifePath 2020 Master Portfolio   430,453,282    10,189,730   (58,201,618)   (48,011,888)
LifePath 2030 Master Portfolio   123,089,571    14,396,610    (8,046,873)     6,349,737
LifePath 2040 Master Portfolio   134,670,866     5,316,690   (34,756,513)   (29,439,823)
----------------------------------------------------------------------------------------

4.  PORTFOLIO SECURITIES LOANED

    Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

    As of August 31, 2001, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at August 31, 2001 and the value of the related collateral were as follows:



-----------------------------------------------------------------
                                            VALUE OF     VALUE OF
MASTER PORTFOLIO                          SECURITIES   COLLATERAL

-----------------------------------------------------------------
LifePath Income Master Portfolio         $ 3,505,222  $ 3,588,105
LifePath 2010 Master Portfolio            11,330,066   11,635,856
LifePath 2020 Master Portfolio            31,330,359   32,376,826
LifePath 2030 Master Portfolio             9,390,880    9,763,998
LifePath 2040 Master Portfolio             8,118,813    8,471,664
-----------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.  FINANCIAL HIGHLIGHTS

    Financial highlights for each of the Master Portfolios were as follows:


-----------------------------------------------------------------------------------------------------------------
                                        SIX
                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED  PERIOD ENDED
                            AUGUST 31, 2001  FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                (UNAUDITED)          2001          2000          1999          1998       1997(4)

-----------------------------------------------------------------------------------------------------------------
LIFEPATH INCOME MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)          0.52%           0.55%          0.55%         0.55%         0.55%      0.55%
  Ratio of net investment
    income to average net
    assets(2)                      3.88%(3)        4.40%          4.03%         3.95%         4.46%      4.60%
  Portfolio turnover rate            73%(5)          58%            55%           66%           39%       108%
  Total return                     1.13%(1)        6.56%          5.22%         7.10%        12.72%      7.40%(1)
LIFEPATH 2010 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)          0.52%           0.55%          0.55%         0.55%         0.55%      0.55%
  Ratio of net investment
    income to average net
    assets(2)                      3.26%(3)        3.49%          3.20%         3.12%         3.49%      3.76%
  Portfolio turnover rate            51%(5)          54%            49%           38%           46%        73%
  Total return                    (1.32)%(1)       2.13%          8.32%        10.59%        19.13%     12.38%(1)
LIFEPATH 2020 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)          0.50%           0.55%          0.55%         0.55%         0.55%      0.55%
  Ratio of net investment
    income to average net
    assets(2)                      2.30%(3)        2.38%          2.27%         2.30%         2.69%      3.00%
  Portfolio turnover rate            62%(5)          39%            43%           36%           41%        61%
  Total return                    (4.26)%(1)      (3.14)%        11.24%        12.82%        24.65%     15.46%(1)
LIFEPATH 2030 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)          0.52%           0.55%          0.55%         0.55%         0.55%      0.55%
  Ratio of net investment
    income to average net
    assets(2)                      1.80%(3)        1.72%          1.72%         1.74%         2.13%      2.47%
  Portfolio turnover rate            34%(5)          27%            26%           19%           27%        42%
  Total return                    (6.22)%(1)      (5.59)%        13.44%        13.95%        28.62%     17.77%(1)
LIFEPATH 2040 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)          0.53%           0.55%          0.55%         0.55%         0.55%      0.55%
  Ratio of net investment
    income to average net
    assets(2)                      1.14%(3)        0.90%          0.99%         1.11%         1.45%      1.88%
  Portfolio turnover rate             8%(5)          20%            29%           19%           34%        48%
  Total return                    (8.39)%(1)     (10.41)%        16.41%        15.75%        31.35%     20.87%(1)
-----------------------------------------------------------------------------------------------------------------

(1)  NOT ANNUALIZED.
(2)  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(3) EFFECTIVE MARCH 1, 2001, THE MASTER PORTFOLIOS ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES THAT REQUIRES THE AMORTIZATION OF DISCOUNTS AND PREMIUMS ON DEBT SECURITIES PURCHASED, USING A CONSTANT YIELD TO MATURITY METHOD. THE ADOPTION OF THIS POLICY HAD NO MATERIAL EFFECT ON THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR THE MASTER PORTFOLIOS, FOR THE SIX MONTHS ENDED AUGUST 31, 2001. RATIOS FOR THE PERIODS PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
(4) FOR THE PERIOD MARCH 26, 1996 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1997.
(5) PORTFOLIO TURNOVER RATES EXCLUDING IN-KIND TRANSACTIONS, FOR THE LIFEPATH INCOME, LIFEPATH 2010, LIFEPATH 2020, LIFEPATH 2030 AND LIFEPATH 2040 MASTER PORTFOLIOS WERE 73%, 49%, 22%, 17%, AND 6%, RESPECTIVELY.

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                                           Barclays Global Investors Funds, Inc.
                                           c/o Investors Bank and Trust Co.
                                           200 Clarendon Street
                                           Boston, MA 02116


                                           BGI/SAR.8/01